UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Kristine Treglia, Chief Legal Officer

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Annual Shareholder Report - December 31, 2025

Baron Partners Fund

Retail: BPTRX

This annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$214	1.91%

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Index	Russell Midcap Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,728	$10,097	$10,058
06/30/16	$10,039	$10,362	$10,215
09/30/16	$10,407	$10,818	$10,684
12/31/16	$10,404	$11,274	$10,733
03/31/17	$11,656	$11,921	$11,473
06/30/17	$13,360	$12,280	$11,956
09/30/17	$13,540	$12,842	$12,588
12/31/17	$13,686	$13,656	$13,445
03/31/18	$14,155	$13,568	$13,737
06/30/18	$15,786	$14,095	$14,171
09/30/18	$16,112	$15,099	$15,244
12/31/18	$13,411	$12,940	$12,806
03/31/19	$15,654	$14,757	$15,319
06/30/19	$16,819	$15,361	$16,146
09/30/19	$16,531	$15,540	$16,038
12/31/19	$19,445	$16,954	$17,348
03/31/20	$15,410	$13,410	$13,872
06/30/20	$23,016	$16,364	$18,070
09/30/20	$33,847	$17,871	$19,763
12/31/20	$48,326	$20,495	$23,522
03/31/21	$48,111	$21,796	$23,389
06/30/21	$50,401	$23,592	$25,979
09/30/21	$53,150	$23,568	$25,781
12/31/21	$63,495	$25,754	$26,516
03/31/22	$59,749	$24,395	$23,180
06/30/22	$41,473	$20,321	$18,296
09/30/22	$45,587	$19,413	$18,176
12/31/22	$36,471	$20,808	$19,431
03/31/23	$44,979	$22,302	$21,206
06/30/23	$51,936	$24,172	$22,528
09/30/23	$48,180	$23,386	$21,351
12/31/23	$52,191	$26,209	$24,457
03/31/24	$47,460	$28,835	$26,779
06/30/24	$47,918	$29,762	$25,919
09/30/24	$54,562	$31,616	$27,614
12/31/24	$69,276	$32,448	$29,862
03/31/25	$57,203	$30,916	$27,736
06/30/25	$64,114	$34,314	$32,785
09/30/25	$72,508	$37,120	$33,696
12/31/25	$86,282	$38,012	$32,448

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	24.55%	12.29%	24.05%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$9,687,799,024
# of Issuers	22
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$76,231,995

Baron Partners Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (12/31/25)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	26.7%
Arch Capital Group Ltd.	5.4%
Hyatt Hotels Corp.	4.9%
CoStar Group, Inc.	4.2%
MSCI, Inc.	4.2%
The Charles Schwab Corp.	4.0%
IDEXX Laboratories, Inc.	3.9%
FactSet Research Systems, Inc.	3.5%
Gartner, Inc.	2.9%
Total	88.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)Footnote Reference*

Value	Value
Consumer Discretionary	37.4%
Industrials	29.2%
Financials	17.2%
Real Estate	5.0%
Information Technology	4.6%
Health Care	3.9%
Communication Services	2.7%
Unclassified	0.0%
Footnote	Description
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Annual Shareholder Report - December 31, 2025

Retail: BPTRX

Annual Shareholder Report - December 31, 2025

Baron Partners Fund

Institutional: BPTIX

This annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$186	1.65%

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Index	Russell Midcap Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$973,444	$1,009,683	$1,005,789
06/30/16	$1,005,256	$1,036,242	$1,021,506
09/30/16	$1,042,600	$1,081,814	$1,068,413
12/31/16	$1,042,877	$1,127,351	$1,073,286
03/31/17	$1,169,571	$1,192,098	$1,147,280
06/30/17	$1,341,355	$1,228,046	$1,195,639
09/30/17	$1,360,166	$1,284,185	$1,258,804
12/31/17	$1,375,657	$1,365,567	$1,344,480
03/31/18	$1,423,790	$1,356,766	$1,373,716
06/30/18	$1,588,935	$1,409,528	$1,417,093
09/30/18	$1,622,960	$1,509,942	$1,524,431
12/31/18	$1,351,591	$1,293,987	$1,280,608
03/31/19	$1,578,700	$1,475,708	$1,531,881
06/30/19	$1,697,095	$1,536,139	$1,614,630
09/30/19	$1,668,926	$1,553,997	$1,603,754
12/31/19	$1,964,977	$1,695,370	$1,734,838
03/31/20	$1,558,219	$1,341,042	$1,387,178
06/30/20	$2,329,005	$1,636,441	$1,806,952
09/30/20	$3,427,188	$1,787,117	$1,976,326
12/31/20	$4,896,301	$2,049,495	$2,352,210
03/31/21	$4,877,763	$2,179,574	$2,338,914
06/30/21	$5,113,251	$2,359,167	$2,597,879
09/30/21	$5,395,379	$2,356,767	$2,578,138
12/31/21	$6,449,764	$2,575,418	$2,651,600
03/31/22	$6,073,332	$2,439,475	$2,318,020
06/30/22	$4,218,105	$2,032,055	$1,829,573
09/30/22	$4,639,781	$1,941,331	$1,817,629
12/31/22	$3,714,454	$2,080,759	$1,943,071
03/31/23	$4,583,992	$2,230,164	$2,120,587
06/30/23	$5,296,424	$2,417,203	$2,252,787
09/30/23	$4,916,482	$2,338,552	$2,135,103
12/31/23	$5,329,128	$2,620,858	$2,445,678
03/31/24	$4,849,150	$2,883,451	$2,677,937
06/30/24	$4,898,847	$2,976,182	$2,591,881
09/30/24	$5,581,781	$3,161,573	$2,761,425
12/31/24	$7,091,753	$3,244,826	$2,986,248
03/31/25	$5,859,766	$3,091,607	$2,773,626
06/30/25	$6,571,459	$3,431,413	$3,278,473
09/30/25	$7,436,715	$3,711,972	$3,369,592
12/31/25	$8,854,926	$3,801,166	$3,244,767

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	24.86%	12.58%	24.37%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$9,687,799,024
# of Issuers	22
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$76,231,995

Baron Partners Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (12/31/25)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	26.7%
Arch Capital Group Ltd.	5.4%
Hyatt Hotels Corp.	4.9%
CoStar Group, Inc.	4.2%
MSCI, Inc.	4.2%
The Charles Schwab Corp.	4.0%
IDEXX Laboratories, Inc.	3.9%
FactSet Research Systems, Inc.	3.5%
Gartner, Inc.	2.9%
Total	88.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)Footnote Reference*

Value	Value
Consumer Discretionary	37.4%
Industrials	29.2%
Financials	17.2%
Real Estate	5.0%
Information Technology	4.6%
Health Care	3.9%
Communication Services	2.7%
Unclassified	0.0%
Footnote	Description
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Annual Shareholder Report - December 31, 2025

Institutional: BPTIX

Annual Shareholder Report - December 31, 2025

Baron Partners Fund

R6: BPTUX

This annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$186	1.65%

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Index	Russell Midcap Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,867,220	$5,048,414	$5,028,946
06/30/16	$5,026,279	$5,181,212	$5,107,528
09/30/16	$5,213,001	$5,409,069	$5,342,065
12/31/16	$5,215,768	$5,636,756	$5,366,432
03/31/17	$5,847,856	$5,960,489	$5,736,399
06/30/17	$6,706,777	$6,140,231	$5,978,195
09/30/17	$6,800,830	$6,420,923	$6,294,019
12/31/17	$6,878,285	$6,827,836	$6,722,400
03/31/18	$7,118,949	$6,783,829	$6,868,579
06/30/18	$7,944,675	$7,047,641	$7,085,463
09/30/18	$8,114,799	$7,549,711	$7,622,156
12/31/18	$6,757,953	$6,469,935	$6,403,042
03/31/19	$7,893,499	$7,378,538	$7,659,406
06/30/19	$8,486,860	$7,680,695	$8,073,149
09/30/19	$8,346,014	$7,769,985	$8,018,768
12/31/19	$9,824,878	$8,476,848	$8,674,188
03/31/20	$7,791,092	$6,705,212	$6,935,891
06/30/20	$11,645,020	$8,182,206	$9,034,759
09/30/20	$17,135,945	$8,935,585	$9,881,629
12/31/20	$24,480,119	$10,247,474	$11,761,051
03/31/21	$24,387,430	$10,897,872	$11,694,569
06/30/21	$25,564,874	$11,795,834	$12,989,394
09/30/21	$26,975,515	$11,783,835	$12,890,692
12/31/21	$32,247,521	$12,877,088	$13,258,002
03/31/22	$30,365,345	$12,197,377	$11,590,101
06/30/22	$21,090,699	$10,160,274	$9,147,863
09/30/22	$23,197,530	$9,706,657	$9,088,144
12/31/22	$18,570,849	$10,403,795	$9,715,353
03/31/23	$22,916,980	$11,150,818	$10,602,937
06/30/23	$26,479,171	$12,086,016	$11,263,933
09/30/23	$24,577,839	$11,692,758	$10,675,517
12/31/23	$26,641,089	$13,104,290	$12,228,391
03/31/24	$24,242,782	$14,417,255	$13,389,684
06/30/24	$24,489,666	$14,880,912	$12,959,404
09/30/24	$27,904,369	$15,807,865	$13,807,127
12/31/24	$35,452,704	$16,224,131	$14,931,241
03/31/25	$29,292,700	$15,458,036	$13,868,128
06/30/25	$32,851,204	$17,157,066	$16,392,365
09/30/25	$37,175,925	$18,559,858	$16,847,961
12/31/25	$44,265,461	$19,005,828	$16,223,836

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	24.86%	12.58%	24.37%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$9,687,799,024
# of Issuers	22
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$76,231,995

Baron Partners Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (12/31/25)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	26.7%
Arch Capital Group Ltd.	5.4%
Hyatt Hotels Corp.	4.9%
CoStar Group, Inc.	4.2%
MSCI, Inc.	4.2%
The Charles Schwab Corp.	4.0%
IDEXX Laboratories, Inc.	3.9%
FactSet Research Systems, Inc.	3.5%
Gartner, Inc.	2.9%
Total	88.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)Footnote Reference*

Value	Value
Consumer Discretionary	37.4%
Industrials	29.2%
Financials	17.2%
Real Estate	5.0%
Information Technology	4.6%
Health Care	3.9%
Communication Services	2.7%
Unclassified	0.0%
Footnote	Description
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Annual Shareholder Report - December 31, 2025

R6: BPTUX

Annual Shareholder Report - December 31, 2025

Baron Focused Growth Fund

Retail: BFGFX

This annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$145	1.31%

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Index	Russell 2500 Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,908	$10,097	$9,734
06/30/16	$10,038	$10,362	$9,997
09/30/16	$10,138	$10,818	$10,695
12/31/16	$10,067	$11,274	$10,973
03/31/17	$10,926	$11,921	$11,659
06/30/17	$12,019	$12,280	$12,140
09/30/17	$12,401	$12,842	$12,841
12/31/17	$12,721	$13,656	$13,656
03/31/18	$12,845	$13,568	$13,981
06/30/18	$14,466	$14,095	$14,754
09/30/18	$14,877	$15,099	$15,811
12/31/18	$13,199	$12,940	$12,637
03/31/19	$14,802	$14,757	$15,036
06/30/19	$14,944	$15,361	$15,659
09/30/19	$14,877	$15,540	$15,161
12/31/19	$17,163	$16,954	$16,763
03/31/20	$14,280	$13,410	$12,871
06/30/20	$20,080	$16,364	$17,101
09/30/20	$28,839	$17,871	$18,704
12/31/20	$38,137	$20,495	$23,547
03/31/21	$38,145	$21,796	$24,133
06/30/21	$39,051	$23,592	$25,589
09/30/21	$40,916	$23,568	$24,685
12/31/21	$45,319	$25,754	$24,735
03/31/22	$41,654	$24,395	$21,691
06/30/22	$33,338	$20,321	$17,450
09/30/22	$34,050	$19,413	$17,429
12/31/22	$32,494	$20,808	$18,251
03/31/23	$37,162	$22,302	$19,446
06/30/23	$39,887	$24,172	$20,693
09/30/23	$37,752	$23,386	$19,278
12/31/23	$41,398	$26,209	$21,706
03/31/24	$42,068	$28,835	$23,553
06/30/24	$41,954	$29,762	$22,561
09/30/24	$46,861	$31,616	$24,137
12/31/24	$53,618	$32,448	$24,723
03/31/25	$49,325	$30,916	$22,053
06/30/25	$55,595	$34,314	$24,548
09/30/25	$58,241	$37,120	$27,182
12/31/25	$65,385	$38,012	$27,272

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	21.94%	11.39%	20.66%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,418,080,575
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$25,433,058

Baron Focused Growth Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	19.2%
Tesla, Inc.	8.1%
IDEXX Laboratories, Inc.	4.7%
Spotify Technology SA	4.5%
MSCI, Inc.	4.3%
On Holding AG	4.3%
Interactive Brokers Group, Inc.	4.1%
X.AI Holdings Corp.	3.7%
Red Rock Resorts, Inc.	3.7%
Hyatt Hotels Corp.	3.7%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.0%
Industrials	21.5%
Financials	14.7%
Communication Services	9.2%
Information Technology	8.2%
Health Care	4.9%
Real Estate	2.7%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Annual Shareholder Report - December 31, 2025

Retail: BFGFX

Annual Shareholder Report - December 31, 2025

Baron Focused Growth Fund

Institutional: BFGIX

This annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.05%

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Index	Russell 2500 Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$991,698	$1,009,683	$973,408
06/30/16	$1,005,283	$1,036,242	$999,683
09/30/16	$1,015,849	$1,081,814	$1,069,507
12/31/16	$1,009,717	$1,127,351	$1,097,279
03/31/17	$1,096,058	$1,192,098	$1,165,868
06/30/17	$1,206,384	$1,228,046	$1,213,971
09/30/17	$1,245,037	$1,284,185	$1,284,114
12/31/17	$1,278,244	$1,365,567	$1,365,625
03/31/18	$1,292,120	$1,356,766	$1,398,108
06/30/18	$1,456,186	$1,409,528	$1,475,390
09/30/18	$1,498,313	$1,509,942	$1,581,122
12/31/18	$1,330,277	$1,293,987	$1,263,658
03/31/19	$1,491,723	$1,475,708	$1,503,586
06/30/19	$1,508,197	$1,536,139	$1,565,865
09/30/19	$1,501,607	$1,553,997	$1,516,067
12/31/19	$1,733,744	$1,695,370	$1,676,297
03/31/20	$1,443,528	$1,341,042	$1,287,082
06/30/20	$2,030,669	$1,636,441	$1,710,141
09/30/20	$2,917,992	$1,787,117	$1,870,435
12/31/20	$3,861,881	$2,049,495	$2,354,678
03/31/21	$3,866,214	$2,179,574	$2,413,253
06/30/21	$3,959,814	$2,359,167	$2,558,918
09/30/21	$4,152,271	$2,356,767	$2,468,538
12/31/21	$4,601,907	$2,575,418	$2,473,458
03/31/22	$4,232,476	$2,439,475	$2,169,120
06/30/22	$3,389,775	$2,032,055	$1,745,041
09/30/22	$3,463,546	$1,941,331	$1,742,916
12/31/22	$3,307,121	$2,080,759	$1,825,145
03/31/23	$3,786,381	$2,230,164	$1,944,577
06/30/23	$4,065,950	$2,417,203	$2,069,322
09/30/23	$3,850,726	$2,338,552	$1,927,846
12/31/23	$4,225,703	$2,620,858	$2,170,648
03/31/24	$4,296,705	$2,883,451	$2,355,331
06/30/24	$4,287,830	$2,976,182	$2,256,050
09/30/24	$4,792,607	$3,161,573	$2,413,719
12/31/24	$5,487,091	$3,244,826	$2,472,341
03/31/25	$5,051,097	$3,091,607	$2,205,331
06/30/25	$5,696,768	$3,431,413	$2,454,751
09/30/25	$5,971,899	$3,711,972	$2,718,237
12/31/25	$6,708,540	$3,801,166	$2,727,206

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	22.26%	11.68%	20.97%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,418,080,575
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$25,433,058

Baron Focused Growth Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	19.2%
Tesla, Inc.	8.1%
IDEXX Laboratories, Inc.	4.7%
Spotify Technology SA	4.5%
MSCI, Inc.	4.3%
On Holding AG	4.3%
Interactive Brokers Group, Inc.	4.1%
X.AI Holdings Corp.	3.7%
Red Rock Resorts, Inc.	3.7%
Hyatt Hotels Corp.	3.7%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.0%
Industrials	21.5%
Financials	14.7%
Communication Services	9.2%
Information Technology	8.2%
Health Care	4.9%
Real Estate	2.7%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Annual Shareholder Report - December 31, 2025

Institutional: BFGIX

Annual Shareholder Report - December 31, 2025

Baron Focused Growth Fund

R6: BFGUX

This annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.05%

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Index	Russell 2500 Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,958,491	$5,048,414	$4,867,040
06/30/16	$5,026,415	$5,181,212	$4,998,414
09/30/16	$5,079,245	$5,409,069	$5,347,536
12/31/16	$5,048,359	$5,636,756	$5,486,397
03/31/17	$5,480,048	$5,960,489	$5,829,338
06/30/17	$6,031,650	$6,140,231	$6,069,853
09/30/17	$6,228,907	$6,420,923	$6,420,571
12/31/17	$6,394,931	$6,827,836	$6,828,125
03/31/18	$6,464,309	$6,783,829	$6,990,541
06/30/18	$7,280,509	$7,047,641	$7,376,951
09/30/18	$7,495,213	$7,549,711	$7,905,610
12/31/18	$6,655,090	$6,469,935	$6,318,290
03/31/19	$7,462,267	$7,378,538	$7,517,932
06/30/19	$7,540,514	$7,680,695	$7,829,323
09/30/19	$7,511,686	$7,769,985	$7,580,333
12/31/19	$8,672,292	$8,476,848	$8,381,484
03/31/20	$7,221,319	$6,705,212	$6,435,408
06/30/20	$10,156,814	$8,182,206	$8,550,707
09/30/20	$14,597,300	$8,935,585	$9,352,175
12/31/20	$19,320,562	$10,247,474	$11,773,391
03/31/21	$19,337,893	$10,897,872	$12,066,266
06/30/21	$19,810,183	$11,795,834	$12,794,592
09/30/21	$20,772,509	$11,783,835	$12,342,691
12/31/21	$23,020,458	$12,877,088	$12,367,289
03/31/22	$21,173,630	$12,197,377	$10,845,598
06/30/22	$16,955,875	$10,160,274	$8,725,205
09/30/22	$17,330,224	$9,706,657	$8,714,582
12/31/22	$16,548,284	$10,403,795	$9,125,726
03/31/23	$18,944,014	$11,150,818	$9,722,886
06/30/23	$20,341,524	$12,086,016	$10,346,612
09/30/23	$19,265,663	$11,692,758	$9,639,231
12/31/23	$21,140,100	$13,104,290	$10,853,238
03/31/24	$21,495,023	$14,417,255	$11,776,654
06/30/24	$21,456,204	$14,880,912	$11,280,251
09/30/24	$23,979,484	$15,807,865	$12,068,595
12/31/24	$27,451,075	$16,224,131	$12,361,706
03/31/25	$25,271,626	$15,458,036	$11,026,657
06/30/25	$28,499,207	$17,157,066	$12,273,755
09/30/25	$29,874,533	$18,559,858	$13,591,184
12/31/25	$33,562,405	$19,005,828	$13,636,030

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	22.26%	11.68%	20.97%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$3,418,080,575
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$25,433,058

Baron Focused Growth Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	19.2%
Tesla, Inc.	8.1%
IDEXX Laboratories, Inc.	4.7%
Spotify Technology SA	4.5%
MSCI, Inc.	4.3%
On Holding AG	4.3%
Interactive Brokers Group, Inc.	4.1%
X.AI Holdings Corp.	3.7%
Red Rock Resorts, Inc.	3.7%
Hyatt Hotels Corp.	3.7%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.0%
Industrials	21.5%
Financials	14.7%
Communication Services	9.2%
Information Technology	8.2%
Health Care	4.9%
Real Estate	2.7%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Annual Shareholder Report - December 31, 2025

R6: BFGUX

Annual Shareholder Report - December 31, 2025

Baron International Growth Fund

Retail: BIGFX

This annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$134	1.21%

How did the Fund perform last year and what affected its performance?

International and emerging market (EM) equities significantly outperformed their U.S. and global counterparts for first time in several years. The year was marked by a largely unexpected U.S. withdrawal from the decades-long multilateral security and trade equilibrium, which triggered a variety of defensive policy responses around the world. When the U.S. subsequently negotiated new bilateral trade agreements, or relented, and materially diluted tariff and other protectionist measures, the monetary, fiscal and reform stimulus already in the pipeline led to solid global economic growth, ultimately resulting in a much more constructive backdrop for EM and international equities. The Fund failed to keep pace with the Index in what proved to be a difficult year for quality growth investors. Performance was held back by disappointing stock selection in developed (Spain, Israel, Japan, and the U.K.) and emerging (Poland, China, and India) markets.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,839	$9,962	$9,968
06/30/16	$10,022	$9,898	$9,999
09/30/16	$10,787	$10,582	$10,618
12/31/16	$10,114	$10,450	$10,006
03/31/17	$11,143	$11,271	$10,917
06/30/17	$11,903	$11,922	$11,734
09/30/17	$12,911	$12,657	$12,487
12/31/17	$13,851	$13,291	$13,232
03/31/18	$14,123	$13,134	$13,121
06/30/18	$13,804	$12,790	$12,958
09/30/18	$13,451	$12,880	$12,889
12/31/18	$11,372	$11,404	$11,253
03/31/19	$13,269	$12,580	$12,627
06/30/19	$13,610	$12,955	$13,134
09/30/19	$13,465	$12,722	$13,014
12/31/19	$14,677	$13,858	$14,288
03/31/20	$11,520	$10,621	$11,535
06/30/20	$14,772	$12,333	$13,852
09/30/20	$16,166	$13,104	$15,312
12/31/20	$19,156	$15,334	$17,488
03/31/21	$19,593	$15,869	$17,555
06/30/21	$21,247	$16,738	$18,718
09/30/21	$21,019	$16,238	$18,145
12/31/21	$21,002	$16,533	$18,532
03/31/22	$17,917	$15,634	$16,546
06/30/22	$15,002	$13,488	$13,848
09/30/22	$13,267	$12,151	$12,578
12/31/22	$15,232	$13,888	$14,179
03/31/23	$15,789	$14,841	$15,339
06/30/23	$16,326	$15,203	$15,635
09/30/23	$15,181	$14,629	$14,568
12/31/23	$16,348	$16,056	$16,170
03/31/24	$16,560	$16,784	$17,007
06/30/24	$16,753	$16,970	$17,157
09/30/24	$18,096	$18,338	$18,380
12/31/24	$17,020	$16,944	$16,948
03/31/25	$17,131	$17,831	$17,195
06/30/25	$20,012	$19,977	$19,673
09/30/25	$21,203	$21,354	$20,803
12/31/25	$20,563	$22,432	$21,310

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	20.81%	1.43%	7.48%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA IMI Growth Index	25.74%	4.03%	7.86%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$326,915,202
# of Issuers	90
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of fees waived)	$2,853,377

Baron International Growth Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
argenx SE	3.4%
BNP Paribas S.A.	2.7%
Lundin Mining Corp.	2.7%
Bank of Ireland Group PLC	2.5%
Deutsche Bank AG	2.4%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Arch Capital Group Ltd.	2.1%
AstraZeneca PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Total	26.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	22.8%
Information Technology	17.0%
Industrials	14.0%
Health Care	11.7%
Consumer Discretionary	9.9%
Materials	9.2%
Communication Services	5.5%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	0.9%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	14.0%
France	10.1%
China	9.1%
India	8.1%
Netherlands	7.0%
United Kingdom	6.7%
Korea, Republic of	5.4%
Canada	5.1%
Taiwan	4.7%
Others	29.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Annual Shareholder Report - December 31, 2025

Retail: BIGFX

Annual Shareholder Report - December 31, 2025

Baron International Growth Fund

Institutional: BINIX

This annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	0.96%

How did the Fund perform last year and what affected its performance?

International and emerging market (EM) equities significantly outperformed their U.S. and global counterparts for first time in several years. The year was marked by a largely unexpected U.S. withdrawal from the decades-long multilateral security and trade equilibrium, which triggered a variety of defensive policy responses around the world. When the U.S. subsequently negotiated new bilateral trade agreements, or relented, and materially diluted tariff and other protectionist measures, the monetary, fiscal and reform stimulus already in the pipeline led to solid global economic growth, ultimately resulting in a much more constructive backdrop for EM and international equities. The Fund failed to keep pace with the Index in what proved to be a difficult year for quality growth investors. Performance was held back by disappointing stock selection in developed (Spain, Israel, Japan, and the U.K.) and emerging (Poland, China, and India) markets.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$984,590	$996,239	$996,776
06/30/16	$1,003,852	$989,824	$999,886
09/30/16	$1,080,903	$1,058,238	$1,061,828
12/31/16	$1,013,548	$1,044,964	$1,000,571
03/31/17	$1,117,958	$1,127,095	$1,091,719
06/30/17	$1,195,154	$1,192,246	$1,173,357
09/30/17	$1,296,872	$1,265,749	$1,248,690
12/31/17	$1,391,923	$1,329,075	$1,323,214
03/31/18	$1,420,119	$1,313,368	$1,312,058
06/30/18	$1,389,622	$1,279,022	$1,295,776
09/30/18	$1,354,505	$1,288,037	$1,288,948
12/31/18	$1,145,819	$1,140,424	$1,125,301
03/31/19	$1,337,679	$1,258,006	$1,262,708
06/30/19	$1,373,319	$1,295,504	$1,313,409
09/30/19	$1,359,191	$1,272,219	$1,301,407
12/31/19	$1,482,557	$1,385,764	$1,428,847
03/31/20	$1,163,760	$1,062,109	$1,153,461
06/30/20	$1,493,879	$1,233,284	$1,385,194
09/30/20	$1,636,059	$1,310,436	$1,531,152
12/31/20	$1,939,702	$1,533,378	$1,748,847
03/31/21	$1,985,047	$1,586,914	$1,755,542
06/30/21	$2,153,899	$1,673,801	$1,871,780
09/30/21	$2,131,780	$1,623,804	$1,814,488
12/31/21	$2,131,426	$1,653,338	$1,853,186
03/31/22	$1,819,388	$1,563,354	$1,654,550
06/30/22	$1,524,964	$1,348,764	$1,384,804
09/30/22	$1,349,442	$1,215,143	$1,257,772
12/31/22	$1,549,785	$1,388,751	$1,417,910
03/31/23	$1,607,846	$1,484,099	$1,533,872
06/30/23	$1,663,355	$1,520,270	$1,563,478
09/30/23	$1,547,233	$1,462,917	$1,456,846
12/31/23	$1,667,602	$1,605,608	$1,617,012
03/31/24	$1,690,068	$1,678,392	$1,700,705
06/30/24	$1,711,250	$1,696,975	$1,715,655
09/30/24	$1,849,332	$1,833,803	$1,838,008
12/31/24	$1,740,168	$1,694,431	$1,694,799
03/31/25	$1,752,487	$1,783,143	$1,719,507
06/30/25	$2,048,782	$1,997,677	$1,967,274
09/30/25	$2,172,617	$2,135,391	$2,080,316
12/31/25	$2,108,413	$2,243,239	$2,130,979

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	21.16%	1.68%	7.74%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA IMI Growth Index	25.74%	4.03%	7.86%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$326,915,202
# of Issuers	90
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of fees waived)	$2,853,377

Baron International Growth Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
argenx SE	3.4%
BNP Paribas S.A.	2.7%
Lundin Mining Corp.	2.7%
Bank of Ireland Group PLC	2.5%
Deutsche Bank AG	2.4%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Arch Capital Group Ltd.	2.1%
AstraZeneca PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Total	26.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	22.8%
Information Technology	17.0%
Industrials	14.0%
Health Care	11.7%
Consumer Discretionary	9.9%
Materials	9.2%
Communication Services	5.5%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	0.9%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	14.0%
France	10.1%
China	9.1%
India	8.1%
Netherlands	7.0%
United Kingdom	6.7%
Korea, Republic of	5.4%
Canada	5.1%
Taiwan	4.7%
Others	29.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Annual Shareholder Report - December 31, 2025

Institutional: BINIX

Annual Shareholder Report - December 31, 2025

Baron International Growth Fund

R6: BIGUX

This annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	0.96%

How did the Fund perform last year and what affected its performance?

International and emerging market (EM) equities significantly outperformed their U.S. and global counterparts for first time in several years. The year was marked by a largely unexpected U.S. withdrawal from the decades-long multilateral security and trade equilibrium, which triggered a variety of defensive policy responses around the world. When the U.S. subsequently negotiated new bilateral trade agreements, or relented, and materially diluted tariff and other protectionist measures, the monetary, fiscal and reform stimulus already in the pipeline led to solid global economic growth, ultimately resulting in a much more constructive backdrop for EM and international equities. The Fund failed to keep pace with the Index in what proved to be a difficult year for quality growth investors. Performance was held back by disappointing stock selection in developed (Spain, Israel, Japan, and the U.K.) and emerging (Poland, China, and India) markets.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,922,950	$4,981,196	$4,983,880
06/30/16	$5,019,263	$4,949,118	$4,999,429
09/30/16	$5,404,513	$5,291,190	$5,309,139
12/31/16	$5,067,742	$5,224,822	$5,002,853
03/31/17	$5,589,789	$5,635,474	$5,458,596
06/30/17	$5,975,771	$5,961,230	$5,866,786
09/30/17	$6,484,358	$6,328,743	$6,243,450
12/31/17	$6,959,618	$6,645,374	$6,616,071
03/31/18	$7,100,594	$6,566,838	$6,560,292
06/30/18	$6,948,109	$6,395,111	$6,478,882
09/30/18	$6,772,510	$6,440,186	$6,444,739
12/31/18	$5,729,083	$5,702,118	$5,626,504
03/31/19	$6,688,385	$6,290,028	$6,313,542
06/30/19	$6,866,584	$6,477,518	$6,567,044
09/30/19	$6,795,945	$6,361,097	$6,507,033
12/31/19	$7,412,772	$6,928,820	$7,144,236
03/31/20	$5,821,767	$5,310,547	$5,767,307
06/30/20	$7,469,381	$6,166,418	$6,925,970
09/30/20	$8,174,319	$6,552,182	$7,655,758
12/31/20	$9,692,531	$7,666,888	$8,744,234
03/31/21	$9,919,257	$7,934,572	$8,777,711
06/30/21	$10,763,512	$8,369,006	$9,358,898
09/30/21	$10,652,921	$8,119,020	$9,072,441
12/31/21	$10,651,153	$8,266,689	$9,265,932
03/31/22	$9,094,059	$7,816,769	$8,272,751
06/30/22	$7,621,897	$6,743,819	$6,924,021
09/30/22	$6,744,263	$6,075,715	$6,288,862
12/31/22	$7,746,013	$6,943,753	$7,089,551
03/31/23	$8,033,139	$7,420,497	$7,669,358
06/30/23	$8,313,884	$7,601,349	$7,817,389
09/30/23	$7,733,252	$7,314,584	$7,284,231
12/31/23	$8,335,122	$8,028,040	$8,085,062
03/31/24	$8,447,456	$8,391,958	$8,503,524
06/30/24	$8,550,160	$8,484,874	$8,578,276
09/30/24	$9,240,595	$9,169,017	$9,190,039
12/31/24	$8,697,998	$8,472,153	$8,473,994
03/31/25	$8,759,593	$8,915,713	$8,597,535
06/30/25	$10,237,896	$9,988,386	$9,836,372
09/30/25	$10,857,098	$10,676,954	$10,401,581
12/31/25	$10,532,786	$11,216,194	$10,654,893

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	21.09%	1.68%	7.74%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA IMI Growth Index	25.74%	4.03%	7.86%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$326,915,202
# of Issuers	90
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of fees waived)	$2,853,377

Baron International Growth Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
argenx SE	3.4%
BNP Paribas S.A.	2.7%
Lundin Mining Corp.	2.7%
Bank of Ireland Group PLC	2.5%
Deutsche Bank AG	2.4%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Arch Capital Group Ltd.	2.1%
AstraZeneca PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Total	26.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	22.8%
Information Technology	17.0%
Industrials	14.0%
Health Care	11.7%
Consumer Discretionary	9.9%
Materials	9.2%
Communication Services	5.5%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	0.9%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	14.0%
France	10.1%
China	9.1%
India	8.1%
Netherlands	7.0%
United Kingdom	6.7%
Korea, Republic of	5.4%
Canada	5.1%
Taiwan	4.7%
Others	29.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Annual Shareholder Report - December 31, 2025

R6: BIGUX

Annual Shareholder Report - December 31, 2025

Baron Real Estate Fund

Retail: BREFX

This annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$135	1.32%

How did the Fund perform last year and what affected its performance?

Real Estate trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund performed similarly to the Index during the year yet outperformed the MSCI US REIT Index, which was up 1.68%. The Fund failed to distance itself from the Index because solid stock selection in casinos & gaming (Wynn and Red Rock), homebuilders & land developers (Toll Brothers, Installed Building Products, and Champion Homes), and real estate services (Jones Lang LaSalle and CBRE) was mostly offset stock-specific weakness in REITs (Equinix, Vornado, Kilroy, Digital Realty, and Independence Realty Trust) and hotels & leisure (Expedia and Hyatt).

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
12/31/15	$10,000	$10,000	$10,000	$10,000
03/31/16	$9,542	$10,135	$10,414	$10,587
06/30/16	$9,592	$10,384	$10,792	$11,276
09/30/16	$9,798	$10,784	$10,803	$11,077
12/31/16	$9,799	$11,196	$10,824	$10,714
03/31/17	$10,549	$11,875	$11,444	$10,787
06/30/17	$11,331	$12,242	$11,808	$10,932
09/30/17	$11,716	$12,790	$12,071	$11,001
12/31/17	$12,841	$13,640	$12,777	$11,115
03/31/18	$12,142	$13,537	$12,102	$10,182
06/30/18	$12,281	$14,002	$12,685	$11,174
09/30/18	$11,932	$15,081	$12,928	$11,261
12/31/18	$9,988	$13,042	$11,407	$10,467
03/31/19	$11,887	$14,822	$13,206	$12,134
06/30/19	$12,382	$15,460	$13,678	$12,254
09/30/19	$12,976	$15,723	$14,432	$13,158
12/31/19	$14,393	$17,149	$14,853	$13,014
03/31/20	$11,523	$13,788	$10,577	$9,469
06/30/20	$14,959	$16,620	$12,878	$10,548
09/30/20	$17,742	$18,105	$14,026	$10,689
12/31/20	$20,704	$20,304	$15,478	$11,881
03/31/21	$22,986	$21,558	$17,366	$12,891
06/30/21	$24,039	$23,401	$18,580	$14,405
09/30/21	$23,624	$23,537	$18,599	$14,512
12/31/21	$25,680	$26,132	$21,136	$16,837
03/31/22	$22,910	$24,931	$18,803	$16,116
06/30/22	$18,169	$20,916	$15,585	$13,350
09/30/22	$17,279	$19,895	$14,807	$11,979
12/31/22	$18,332	$21,399	$16,097	$12,566
03/31/23	$19,615	$23,004	$16,858	$12,866
06/30/23	$21,050	$25,015	$18,046	$13,166
09/30/23	$19,319	$24,196	$16,949	$12,203
12/31/23	$22,860	$27,025	$19,813	$14,107
03/31/24	$24,743	$29,878	$21,118	$14,019
06/30/24	$22,452	$31,157	$20,267	$13,989
09/30/24	$26,454	$32,992	$23,430	$16,198
12/31/24	$25,646	$33,786	$22,330	$15,163
03/31/25	$23,912	$32,343	$21,636	$15,278
06/30/25	$24,763	$35,882	$22,962	$15,055
09/30/25	$27,288	$38,797	$24,258	$15,731
12/31/25	$26,907	$39,827	$23,421	$15,418

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	4.92%	5.38%	10.40%
MSCI USA IMI Extended Real Estate Index	4.88%	8.64%	8.88%
MSCI US REIT Index	1.67%	5.35%	4.42%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,327,571,791
# of Issuers	41
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$22,155,893

Baron Real Estate Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Jones Lang LaSalle, Inc.	7.4%
Welltower, Inc.	5.8%
Brookfield Corp.	5.6%
CBRE Group, Inc.	5.5%
Toll Brothers, Inc.	4.7%
Prologis, Inc.	4.2%
CRH PLC	4.0%
Wynn Resorts Ltd.	3.4%
Hyatt Hotels Corp.	3.0%
CoStar Group, Inc.	2.9%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.7%
Consumer Discretionary	27.5%
Financials	12.8%
Materials	8.9%
Industrials	7.1%
Information Technology	1.5%
Cash and Cash Equivalents	1.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Annual Shareholder Report - December 31, 2025

Retail: BREFX

Annual Shareholder Report - December 31, 2025

Baron Real Estate Fund

Institutional: BREIX

This annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.05%

How did the Fund perform last year and what affected its performance?

Real Estate trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund performed similarly to the Index during the year yet outperformed the MSCI US REIT Index, which was up 1.68%. The Fund failed to distance itself from the Index because solid stock selection in casinos & gaming (Wynn and Red Rock), homebuilders & land developers (Toll Brothers, Installed Building Products, and Champion Homes), and real estate services (Jones Lang LaSalle and CBRE) was mostly offset stock-specific weakness in REITs (Equinix, Vornado, Kilroy, Digital Realty, and Independence Realty Trust) and hotels & leisure (Expedia and Hyatt).

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
12/31/15	$1,000,000	$1,000,000	$1,000,000	$999,999
03/31/16	$954,712	$1,013,479	$1,041,423	$1,058,712
06/30/16	$960,424	$1,038,364	$1,079,243	$1,127,604
09/30/16	$981,640	$1,078,360	$1,080,300	$1,107,711
12/31/16	$982,491	$1,119,599	$1,082,437	$1,071,352
03/31/17	$1,058,446	$1,187,516	$1,144,367	$1,078,683
06/30/17	$1,137,275	$1,224,189	$1,180,752	$1,093,187
09/30/17	$1,177,101	$1,279,038	$1,207,063	$1,100,052
12/31/17	$1,291,164	$1,364,026	$1,277,690	$1,111,459
03/31/18	$1,221,464	$1,353,671	$1,210,234	$1,018,244
06/30/18	$1,236,093	$1,400,154	$1,268,546	$1,117,431
09/30/18	$1,202,000	$1,508,117	$1,292,775	$1,126,134
12/31/18	$1,006,623	$1,304,223	$1,140,659	$1,046,689
03/31/19	$1,198,883	$1,482,222	$1,320,627	$1,213,356
06/30/19	$1,249,452	$1,546,015	$1,367,782	$1,225,393
09/30/19	$1,310,276	$1,572,271	$1,443,248	$1,315,798
12/31/19	$1,454,008	$1,714,876	$1,485,300	$1,301,366
03/31/20	$1,165,168	$1,378,794	$1,057,670	$946,918
06/30/20	$1,513,956	$1,662,045	$1,287,823	$1,054,761
09/30/20	$1,796,308	$1,810,454	$1,402,617	$1,068,885
12/31/20	$2,097,842	$2,030,393	$1,547,827	$1,188,135
03/31/21	$2,330,224	$2,155,767	$1,736,606	$1,289,080
06/30/21	$2,438,552	$2,340,062	$1,857,970	$1,440,476
09/30/21	$2,398,037	$2,353,682	$1,859,897	$1,451,252
12/31/21	$2,608,822	$2,613,225	$2,113,550	$1,683,714
03/31/22	$2,328,134	$2,493,055	$1,880,345	$1,611,652
06/30/22	$1,848,126	$2,091,645	$1,558,506	$1,335,041
09/30/22	$1,758,326	$1,989,517	$1,480,703	$1,197,861
12/31/22	$1,866,848	$2,139,947	$1,609,684	$1,256,554
03/31/23	$1,998,755	$2,300,379	$1,685,834	$1,286,580
06/30/23	$2,146,908	$2,501,484	$1,804,551	$1,316,625
09/30/23	$1,971,152	$2,419,599	$1,694,850	$1,220,260
12/31/23	$2,334,302	$2,702,488	$1,981,320	$1,410,680
03/31/24	$2,527,575	$2,987,762	$2,111,796	$1,401,918
06/30/24	$2,295,125	$3,115,750	$2,026,676	$1,398,879
09/30/24	$2,705,741	$3,299,160	$2,342,965	$1,619,790
12/31/24	$2,625,204	$3,378,642	$2,233,046	$1,516,285
03/31/25	$2,449,535	$3,234,302	$2,163,575	$1,527,783
06/30/25	$2,538,025	$3,588,212	$2,296,170	$1,505,522
09/30/25	$2,798,245	$3,879,736	$2,425,816	$1,573,121
12/31/25	$2,761,365	$3,982,743	$2,342,095	$1,541,789

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.19%	5.65%	10.69%
MSCI USA IMI Extended Real Estate Index	4.88%	8.64%	8.88%
MSCI US REIT Index	1.67%	5.35%	4.42%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,327,571,791
# of Issuers	41
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$22,155,893

Baron Real Estate Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Jones Lang LaSalle, Inc.	7.4%
Welltower, Inc.	5.8%
Brookfield Corp.	5.6%
CBRE Group, Inc.	5.5%
Toll Brothers, Inc.	4.7%
Prologis, Inc.	4.2%
CRH PLC	4.0%
Wynn Resorts Ltd.	3.4%
Hyatt Hotels Corp.	3.0%
CoStar Group, Inc.	2.9%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.7%
Consumer Discretionary	27.5%
Financials	12.8%
Materials	8.9%
Industrials	7.1%
Information Technology	1.5%
Cash and Cash Equivalents	1.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Annual Shareholder Report - December 31, 2025

Institutional: BREIX

Annual Shareholder Report - December 31, 2025

Baron Real Estate Fund

R6: BREUX

This annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$108	1.05%

How did the Fund perform last year and what affected its performance?

Real Estate trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund performed similarly to the Index during the year yet outperformed the MSCI US REIT Index, which was up 1.68%. The Fund failed to distance itself from the Index because solid stock selection in casinos & gaming (Wynn and Red Rock), homebuilders & land developers (Toll Brothers, Installed Building Products, and Champion Homes), and real estate services (Jones Lang LaSalle and CBRE) was mostly offset stock-specific weakness in REITs (Equinix, Vornado, Kilroy, Digital Realty, and Independence Realty Trust) and hotels & leisure (Expedia and Hyatt).

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
12/31/15	$5,000,000	$5,000,000	$5,000,000	$4,999,999
03/31/16	$4,773,562	$5,067,393	$5,207,117	$5,293,563
06/30/16	$4,802,122	$5,191,818	$5,396,216	$5,638,023
09/30/16	$4,910,241	$5,391,799	$5,401,501	$5,538,560
12/31/16	$4,912,953	$5,597,996	$5,412,185	$5,356,765
03/31/17	$5,292,767	$5,937,579	$5,721,836	$5,393,419
06/30/17	$5,686,953	$6,120,944	$5,903,758	$5,465,941
09/30/17	$5,886,099	$6,395,188	$6,035,314	$5,500,265
12/31/17	$6,456,474	$6,820,128	$6,388,452	$5,557,298
03/31/18	$6,107,940	$6,768,356	$6,051,169	$5,091,225
06/30/18	$6,183,241	$7,000,772	$6,342,732	$5,587,159
09/30/18	$6,011,039	$7,540,585	$6,463,877	$5,630,672
12/31/18	$5,033,982	$6,521,117	$5,703,293	$5,233,446
03/31/19	$5,995,449	$7,411,111	$6,603,133	$6,066,785
06/30/19	$6,248,341	$7,730,074	$6,838,908	$6,126,967
09/30/19	$6,552,971	$7,861,354	$7,216,239	$6,578,995
12/31/19	$7,274,527	$8,574,380	$7,426,500	$6,506,835
03/31/20	$5,827,253	$6,893,971	$5,288,352	$4,734,591
06/30/20	$7,571,613	$8,310,223	$6,439,115	$5,273,808
09/30/20	$8,983,946	$9,052,269	$7,013,085	$5,344,426
12/31/20	$10,492,020	$10,151,965	$7,739,135	$5,940,676
03/31/21	$11,654,240	$10,778,836	$8,683,032	$6,445,405
06/30/21	$12,196,026	$11,700,309	$9,289,851	$7,202,383
09/30/21	$11,993,393	$11,768,409	$9,299,487	$7,256,265
12/31/21	$13,047,778	$13,066,124	$10,567,751	$8,418,575
03/31/22	$11,643,943	$12,465,276	$9,401,724	$8,058,265
06/30/22	$9,243,228	$10,458,224	$7,792,532	$6,675,209
09/30/22	$8,794,103	$9,947,587	$7,403,515	$5,989,308
12/31/22	$9,336,865	$10,699,733	$8,048,422	$6,282,773
03/31/23	$9,996,588	$11,501,897	$8,429,170	$6,432,902
06/30/23	$10,737,558	$12,507,418	$9,022,753	$6,583,130
09/30/23	$9,858,704	$12,097,996	$8,474,252	$6,101,306
12/31/23	$11,674,780	$13,512,442	$9,906,601	$7,053,402
03/31/24	$12,641,419	$14,938,808	$10,558,980	$7,009,594
06/30/24	$11,478,840	$15,578,750	$10,133,378	$6,994,401
09/30/24	$13,532,500	$16,495,800	$11,714,824	$8,098,956
12/31/24	$13,129,540	$16,893,212	$11,165,229	$7,581,430
03/31/25	$12,247,681	$16,171,512	$10,817,877	$7,638,922
06/30/25	$12,693,528	$17,941,059	$11,480,849	$7,527,613
09/30/25	$13,995,041	$19,398,681	$12,129,082	$7,865,608
12/31/25	$13,810,458	$19,913,714	$11,710,473	$7,708,949

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	5.19%	5.65%	10.69%
MSCI USA IMI Extended Real Estate Index	4.88%	8.64%	8.88%
MSCI US REIT Index	1.67%	5.35%	4.42%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$2,327,571,791
# of Issuers	41
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$22,155,893

Baron Real Estate Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Jones Lang LaSalle, Inc.	7.4%
Welltower, Inc.	5.8%
Brookfield Corp.	5.6%
CBRE Group, Inc.	5.5%
Toll Brothers, Inc.	4.7%
Prologis, Inc.	4.2%
CRH PLC	4.0%
Wynn Resorts Ltd.	3.4%
Hyatt Hotels Corp.	3.0%
CoStar Group, Inc.	2.9%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.7%
Consumer Discretionary	27.5%
Financials	12.8%
Materials	8.9%
Industrials	7.1%
Information Technology	1.5%
Cash and Cash Equivalents	1.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Annual Shareholder Report - December 31, 2025

R6: BREUX

Annual Shareholder Report - December 31, 2025

Baron Emerging Markets Fund

Retail: BEXFX

This annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$159	1.38%

How did the Fund perform last year and what affected its performance?

EM equities significantly outperformed their U.S. and global counterparts for first time in several years. Semiconductor-related strength in Taiwan and Korea contributed to EM’s excellent performance, overshadowing weakness in India, where equity markets were pressured by a temporary deceleration in economic growth and a related loss of earnings momentum. Poor stock selection in Poland, China, and India was largely responsible for the Fund’s relative shortfall. Meaningfully higher exposure to lagging Indian equities also proved costly. Somewhat offsetting the above was solid stock selection in Taiwan, higher exposure to strong performing Korean securities, and lack of exposure to lagging Saudi stocks.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$10,076	$10,571	$10,297
06/30/16	$10,549	$10,641	$10,443
09/30/16	$11,315	$11,602	$11,420
12/31/16	$10,375	$11,119	$10,584
03/31/17	$11,721	$12,391	$11,913
06/30/17	$12,469	$13,168	$12,931
09/30/17	$13,724	$14,208	$14,158
12/31/17	$14,560	$15,264	$15,315
03/31/18	$14,674	$15,459	$15,467
06/30/18	$13,287	$14,248	$14,387
09/30/18	$12,623	$14,092	$13,614
12/31/18	$11,841	$13,040	$12,491
03/31/19	$13,239	$14,333	$13,928
06/30/19	$13,277	$14,420	$13,938
09/30/19	$12,823	$13,808	$13,633
12/31/19	$14,030	$15,443	$15,439
03/31/20	$10,513	$11,798	$12,298
06/30/20	$13,305	$13,932	$15,098
09/30/20	$15,021	$15,263	$17,227
12/31/20	$18,081	$18,270	$20,186
03/31/21	$18,042	$18,687	$20,448
06/30/21	$18,910	$19,630	$21,506
09/30/21	$17,680	$18,042	$19,363
12/31/21	$16,949	$17,805	$19,077
03/31/22	$14,549	$16,563	$17,196
06/30/22	$13,039	$14,667	$14,989
09/30/22	$11,558	$12,969	$13,288
12/31/22	$12,545	$14,228	$14,521
03/31/23	$12,865	$14,791	$15,140
06/30/23	$13,348	$14,923	$15,175
09/30/23	$12,681	$14,487	$14,570
12/31/23	$13,543	$15,626	$15,695
03/31/24	$13,863	$15,953	$16,104
06/30/24	$14,437	$16,796	$16,970
09/30/24	$15,737	$18,261	$18,438
12/31/24	$14,576	$16,799	$17,177
03/31/25	$15,006	$17,291	$17,241
06/30/25	$17,292	$19,363	$19,751
09/30/25	$19,170	$21,424	$22,019
12/31/25	$18,915	$22,438	$22,679

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	29.77%	0.91%	6.58%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI Emerging Markets IMI Growth Index	32.03%	2.36%	8.53%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,541,794,045
# of Issuers	88
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$36,571,671

Baron Emerging Markets Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings Limited	5.1%
Alibaba Group Holding Limited	3.9%
Samsung Electronics Co., Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Bharti Airtel Ltd.	2.4%
Bajaj Finance Limited	2.2%
SK Hynix, Inc.	2.0%
Credicorp, Ltd.	1.9%
Total	37.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	26.4%
Industrials	19.4%
Financials	17.8%
Consumer Discretionary	15.1%
Communication Services	10.1%
Health Care	3.0%
Materials	3.0%
Consumer Staples	1.9%
Energy	1.4%
Utilities	0.8%
Real Estate	0.5%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
China	27.2%
India	25.5%
Taiwan	15.4%
Korea, Republic of	15.3%
Brazil	4.9%
South Africa	2.2%
Peru	1.9%
Mexico	1.5%
Poland	1.2%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Annual Shareholder Report - December 31, 2025

Retail: BEXFX

Annual Shareholder Report - December 31, 2025

Baron Emerging Markets Fund

Institutional: BEXIX

This annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$129	1.12%

How did the Fund perform last year and what affected its performance?

EM equities significantly outperformed their U.S. and global counterparts for first time in several years. Semiconductor-related strength in Taiwan and Korea contributed to EM’s excellent performance, overshadowing weakness in India, where equity markets were pressured by a temporary deceleration in economic growth and a related loss of earnings momentum. Poor stock selection in Poland, China, and India was largely responsible for the Fund’s relative shortfall. Meaningfully higher exposure to lagging Indian equities also proved costly. Somewhat offsetting the above was solid stock selection in Taiwan, higher exposure to strong performing Korean securities, and lack of exposure to lagging Saudi stocks.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$1,008,499	$1,057,136	$1,029,669
06/30/16	$1,056,657	$1,064,130	$1,044,273
09/30/16	$1,134,089	$1,160,184	$1,142,001
12/31/16	$1,040,762	$1,111,869	$1,058,357
03/31/17	$1,176,308	$1,239,122	$1,191,258
06/30/17	$1,252,137	$1,316,810	$1,293,050
09/30/17	$1,378,655	$1,420,755	$1,415,779
12/31/17	$1,463,597	$1,526,408	$1,531,461
03/31/18	$1,475,976	$1,545,914	$1,546,668
06/30/18	$1,337,901	$1,424,813	$1,438,656
09/30/18	$1,271,244	$1,409,221	$1,361,416
12/31/18	$1,193,046	$1,304,033	$1,249,145
03/31/19	$1,335,599	$1,433,329	$1,392,779
06/30/19	$1,339,426	$1,442,021	$1,393,821
09/30/19	$1,294,680	$1,380,805	$1,363,254
12/31/19	$1,418,087	$1,544,260	$1,543,921
03/31/20	$1,063,325	$1,179,831	$1,229,822
06/30/20	$1,346,942	$1,393,162	$1,509,769
09/30/20	$1,520,959	$1,526,325	$1,722,729
12/31/20	$1,832,457	$1,826,955	$2,018,639
03/31/21	$1,829,573	$1,868,712	$2,044,845
06/30/21	$1,918,023	$1,963,031	$2,150,631
09/30/21	$1,794,000	$1,804,180	$1,936,312
12/31/21	$1,721,195	$1,780,517	$1,907,655
03/31/22	$1,478,387	$1,656,327	$1,719,634
06/30/22	$1,325,653	$1,466,681	$1,498,923
09/30/22	$1,175,856	$1,296,950	$1,328,816
12/31/22	$1,276,700	$1,422,787	$1,452,106
03/31/23	$1,310,967	$1,479,071	$1,514,038
06/30/23	$1,360,899	$1,492,338	$1,517,510
09/30/23	$1,294,323	$1,448,684	$1,457,009
12/31/23	$1,382,497	$1,562,620	$1,569,514
03/31/24	$1,417,010	$1,595,277	$1,610,387
06/30/24	$1,476,176	$1,679,595	$1,697,023
09/30/24	$1,609,994	$1,826,097	$1,843,803
12/31/24	$1,491,714	$1,679,881	$1,717,673
03/31/25	$1,536,436	$1,729,061	$1,724,097
06/30/25	$1,772,964	$1,936,342	$1,975,131
09/30/25	$1,965,978	$2,142,426	$2,201,940
12/31/25	$1,941,295	$2,243,751	$2,267,865

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	30.14%	1.16%	6.86%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI Emerging Markets IMI Growth Index	32.03%	2.36%	8.53%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,541,794,045
# of Issuers	88
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$36,571,671

Baron Emerging Markets Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings Limited	5.1%
Alibaba Group Holding Limited	3.9%
Samsung Electronics Co., Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Bharti Airtel Ltd.	2.4%
Bajaj Finance Limited	2.2%
SK Hynix, Inc.	2.0%
Credicorp, Ltd.	1.9%
Total	37.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	26.4%
Industrials	19.4%
Financials	17.8%
Consumer Discretionary	15.1%
Communication Services	10.1%
Health Care	3.0%
Materials	3.0%
Consumer Staples	1.9%
Energy	1.4%
Utilities	0.8%
Real Estate	0.5%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
China	27.2%
India	25.5%
Taiwan	15.4%
Korea, Republic of	15.3%
Brazil	4.9%
South Africa	2.2%
Peru	1.9%
Mexico	1.5%
Poland	1.2%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Annual Shareholder Report - December 31, 2025

Institutional: BEXIX

Annual Shareholder Report - December 31, 2025

Baron Emerging Markets Fund

R6: BEXUX

This annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$129	1.12%

How did the Fund perform last year and what affected its performance?

EM equities significantly outperformed their U.S. and global counterparts for first time in several years. Semiconductor-related strength in Taiwan and Korea contributed to EM’s excellent performance, overshadowing weakness in India, where equity markets were pressured by a temporary deceleration in economic growth and a related loss of earnings momentum. Poor stock selection in Poland, China, and India was largely responsible for the Fund’s relative shortfall. Meaningfully higher exposure to lagging Indian equities also proved costly. Somewhat offsetting the above was solid stock selection in Taiwan, higher exposure to strong performing Korean securities, and lack of exposure to lagging Saudi stocks.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$5,047,214	$5,285,680	$5,148,343
06/30/16	$5,288,008	$5,320,649	$5,221,365
09/30/16	$5,670,444	$5,800,920	$5,710,004
12/31/16	$5,208,672	$5,559,343	$5,291,784
03/31/17	$5,881,676	$6,195,608	$5,956,289
06/30/17	$6,260,833	$6,584,049	$6,465,250
09/30/17	$6,898,174	$7,103,777	$7,078,895
12/31/17	$7,322,866	$7,632,039	$7,657,305
03/31/18	$7,384,763	$7,729,569	$7,733,340
06/30/18	$6,694,375	$7,124,064	$7,193,280
09/30/18	$6,361,085	$7,046,104	$6,807,078
12/31/18	$5,970,046	$6,520,165	$6,245,723
03/31/19	$6,678,032	$7,166,646	$6,963,897
06/30/19	$6,701,951	$7,210,103	$6,969,106
09/30/19	$6,478,219	$6,904,023	$6,816,269
12/31/19	$7,090,449	$7,721,301	$7,719,604
03/31/20	$5,321,442	$5,899,157	$6,149,109
06/30/20	$6,734,724	$6,965,812	$7,548,843
09/30/20	$7,609,614	$7,631,625	$8,613,644
12/31/20	$9,167,109	$9,134,773	$10,093,193
03/31/21	$9,152,688	$9,343,560	$10,224,225
06/30/21	$9,594,939	$9,815,156	$10,753,153
09/30/21	$8,974,825	$9,020,902	$9,681,561
12/31/21	$8,610,657	$8,902,583	$9,538,273
03/31/22	$7,396,648	$8,281,635	$8,598,172
06/30/22	$6,632,996	$7,333,406	$7,494,613
09/30/22	$5,884,031	$6,484,750	$6,644,079
12/31/22	$6,388,236	$7,113,934	$7,260,532
03/31/23	$6,559,568	$7,395,353	$7,570,188
06/30/23	$6,809,224	$7,461,692	$7,587,550
09/30/23	$6,471,455	$7,243,419	$7,285,043
12/31/23	$6,916,802	$7,813,101	$7,847,572
03/31/24	$7,084,423	$7,976,385	$8,051,933
06/30/24	$7,380,223	$8,397,976	$8,485,115
09/30/24	$8,054,187	$9,130,486	$9,219,016
12/31/24	$7,462,720	$8,399,404	$8,588,367
03/31/25	$7,686,303	$8,645,307	$8,620,487
06/30/25	$8,863,843	$9,681,708	$9,875,657
09/30/25	$9,833,779	$10,712,130	$11,009,702
12/31/25	$9,710,216	$11,218,754	$11,339,325

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	30.12%	1.16%	6.86%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI Emerging Markets IMI Growth Index	32.03%	2.36%	8.53%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$3,541,794,045
# of Issuers	88
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$36,571,671

Baron Emerging Markets Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings Limited	5.1%
Alibaba Group Holding Limited	3.9%
Samsung Electronics Co., Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Bharti Airtel Ltd.	2.4%
Bajaj Finance Limited	2.2%
SK Hynix, Inc.	2.0%
Credicorp, Ltd.	1.9%
Total	37.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	26.4%
Industrials	19.4%
Financials	17.8%
Consumer Discretionary	15.1%
Communication Services	10.1%
Health Care	3.0%
Materials	3.0%
Consumer Staples	1.9%
Energy	1.4%
Utilities	0.8%
Real Estate	0.5%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
China	27.2%
India	25.5%
Taiwan	15.4%
Korea, Republic of	15.3%
Brazil	4.9%
South Africa	2.2%
Peru	1.9%
Mexico	1.5%
Poland	1.2%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Annual Shareholder Report - December 31, 2025

R6: BEXUX

Annual Shareholder Report - December 31, 2025

Baron Global Opportunity Fund

Retail: BGAFX

This annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$131	1.15%

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and U.S. Federal Reserve rate cuts helped push markets to fresh record highs. The Fund appreciated more than 25% and beat the Index in each of the last three years, bouncing back from a difficult stretch of absolute and relative performance in 2021 and 2022. The Fund’s U.S. holdings, specifically SpaceX and Cloudflare, were responsible for relative strength in 2025.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,504	$10,024	$9,970
06/30/16	$9,597	$10,123	$10,044
09/30/16	$10,654	$10,660	$10,575
12/31/16	$9,885	$10,786	$10,327
03/31/17	$11,567	$11,532	$11,265
06/30/17	$12,480	$12,024	$11,909
09/30/17	$13,465	$12,647	$12,595
12/31/17	$14,788	$13,372	$13,425
03/31/18	$15,794	$13,234	$13,502
06/30/18	$16,671	$13,314	$13,821
09/30/18	$16,607	$13,884	$14,451
12/31/18	$14,213	$12,113	$12,333
03/31/19	$17,922	$13,588	$14,119
06/30/19	$19,137	$14,079	$14,811
09/30/19	$18,382	$14,075	$14,851
12/31/19	$20,618	$15,335	$16,369
03/31/20	$19,037	$12,059	$13,797
06/30/20	$27,850	$14,376	$17,266
09/30/20	$31,481	$15,545	$19,338
12/31/20	$36,909	$17,828	$21,869
03/31/21	$36,211	$18,643	$21,931
06/30/21	$40,496	$20,021	$24,120
09/30/21	$38,490	$19,810	$23,945
12/31/21	$37,153	$21,133	$25,609
03/31/22	$28,677	$20,000	$23,120
06/30/22	$19,389	$16,868	$18,460
09/30/22	$19,712	$15,717	$17,366
12/31/22	$17,947	$17,252	$18,283
03/31/23	$19,624	$18,512	$20,803
06/30/23	$20,869	$19,656	$22,716
09/30/23	$19,595	$18,987	$21,604
12/31/23	$22,480	$21,082	$24,356
03/31/24	$23,271	$22,798	$26,657
06/30/24	$24,040	$23,464	$28,326
09/30/24	$25,350	$25,016	$29,478
12/31/24	$28,345	$24,769	$30,257
03/31/25	$25,665	$24,441	$28,192
06/30/25	$31,472	$27,258	$33,058
09/30/25	$33,932	$29,336	$36,026
12/31/25	$36,122	$30,302	$37,048

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	27.43%	(0.43)%	13.70%
MSCI ACWI Index	22.34%	11.19%	11.72%
MSCI ACWI Growth Index	22.44%	11.12%	13.99%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$737,169,360
# of Issuers	42
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of fees waived)	$4,979,140

Baron Global Opportunity Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	18.7%
NVIDIA Corp.	9.0%
MercadoLibre, Inc.	6.2%
Shopify, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Amazon.com, Inc.	4.0%
argenx SE	3.7%
Coupang, Inc.	3.6%
Bajaj Finance Limited	3.4%
Eternal Ltd.	3.1%
Total	62.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	40.2%
Industrials	22.4%
Consumer Discretionary	21.7%
Financials	9.1%
Health Care	6.5%
Unclassified	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	53.7%
Netherlands	8.2%
India	6.5%
Argentina	6.3%
Canada	5.6%
Taiwan	5.1%
Brazil	3.6%
Korea, Republic of	3.6%
China	2.9%
Others	4.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Opportunity Fund

Annual Shareholder Report - December 31, 2025

Retail: BGAFX

Annual Shareholder Report - December 31, 2025

Baron Global Opportunity Fund

Institutional: BGAIX

This annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.90%

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and U.S. Federal Reserve rate cuts helped push markets to fresh record highs. The Fund appreciated more than 25% and beat the Index in each of the last three years, bouncing back from a difficult stretch of absolute and relative performance in 2021 and 2022. The Fund’s U.S. holdings, specifically SpaceX and Cloudflare, were responsible for relative strength in 2025.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$950,714	$1,002,382	$996,980
06/30/16	$960,714	$1,012,294	$1,004,379
09/30/16	$1,067,143	$1,065,964	$1,057,453
12/31/16	$990,714	$1,078,643	$1,032,681
03/31/17	$1,159,286	$1,153,158	$1,126,486
06/30/17	$1,250,714	$1,202,435	$1,190,893
09/30/17	$1,350,714	$1,264,746	$1,259,497
12/31/17	$1,484,286	$1,337,217	$1,342,497
03/31/18	$1,586,429	$1,323,396	$1,350,161
06/30/18	$1,675,000	$1,331,425	$1,382,129
09/30/18	$1,670,000	$1,388,369	$1,445,145
12/31/18	$1,430,000	$1,211,326	$1,233,345
03/31/19	$1,804,286	$1,358,805	$1,411,908
06/30/19	$1,927,857	$1,407,884	$1,481,098
09/30/19	$1,852,857	$1,407,519	$1,485,064
12/31/19	$2,080,000	$1,533,507	$1,636,931
03/31/20	$1,921,429	$1,205,870	$1,379,698
06/30/20	$2,812,857	$1,437,625	$1,726,619
09/30/20	$3,181,429	$1,554,508	$1,933,778
12/31/20	$3,732,857	$1,782,776	$2,186,905
03/31/21	$3,664,286	$1,864,274	$2,193,088
06/30/21	$4,100,714	$2,002,105	$2,411,975
09/30/21	$3,899,286	$1,980,997	$2,394,502
12/31/21	$3,766,429	$2,113,256	$2,560,918
03/31/22	$2,908,571	$1,999,968	$2,311,983
06/30/22	$1,967,857	$1,686,763	$1,846,013
09/30/22	$2,002,122	$1,571,731	$1,736,554
12/31/22	$1,823,945	$1,725,177	$1,828,284
03/31/23	$1,995,576	$1,851,216	$2,080,265
06/30/23	$2,123,573	$1,965,570	$2,271,566
09/30/23	$1,994,849	$1,898,691	$2,160,374
12/31/23	$2,290,113	$2,108,199	$2,435,629
03/31/24	$2,372,292	$2,279,790	$2,665,721
06/30/24	$2,452,290	$2,346,442	$2,832,564
09/30/24	$2,588,286	$2,501,633	$2,947,838
12/31/24	$2,895,186	$2,476,895	$3,025,673
03/31/25	$2,623,194	$2,444,088	$2,819,181
06/30/25	$3,218,085	$2,725,809	$3,305,771
09/30/25	$3,466,078	$2,933,592	$3,602,605
12/31/25	$3,692,148	$3,030,169	$3,704,752

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	27.53%	(0.22)%	13.95%
MSCI ACWI Index	22.34%	11.19%	11.72%
MSCI ACWI Growth Index	22.44%	11.12%	13.99%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$737,169,360
# of Issuers	42
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of fees waived)	$4,979,140

Baron Global Opportunity Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	18.7%
NVIDIA Corp.	9.0%
MercadoLibre, Inc.	6.2%
Shopify, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Amazon.com, Inc.	4.0%
argenx SE	3.7%
Coupang, Inc.	3.6%
Bajaj Finance Limited	3.4%
Eternal Ltd.	3.1%
Total	62.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	40.2%
Industrials	22.4%
Consumer Discretionary	21.7%
Financials	9.1%
Health Care	6.5%
Unclassified	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	53.7%
Netherlands	8.2%
India	6.5%
Argentina	6.3%
Canada	5.6%
Taiwan	5.1%
Brazil	3.6%
Korea, Republic of	3.6%
China	2.9%
Others	4.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Opportunity Fund

Annual Shareholder Report - December 31, 2025

Institutional: BGAIX

Annual Shareholder Report - December 31, 2025

Baron Global Opportunity Fund

R6: BGLUX

This annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.90%

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and U.S. Federal Reserve rate cuts helped push markets to fresh record highs. The Fund appreciated more than 25% and beat the Index in each of the last three years, bouncing back from a difficult stretch of absolute and relative performance in 2021 and 2022. The Fund’s U.S. holdings, specifically SpaceX and Cloudflare, were responsible for relative strength in 2025.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,753,571	$5,011,909	$4,984,901
06/30/16	$4,803,571	$5,061,470	$5,021,896
09/30/16	$5,339,286	$5,329,820	$5,287,264
12/31/16	$4,953,571	$5,393,216	$5,163,407
03/31/17	$5,800,000	$5,765,791	$5,632,429
06/30/17	$6,257,143	$6,012,174	$5,954,466
09/30/17	$6,757,143	$6,323,729	$6,297,483
12/31/17	$7,425,000	$6,686,084	$6,712,484
03/31/18	$7,939,286	$6,616,979	$6,750,806
06/30/18	$8,378,571	$6,657,126	$6,910,643
09/30/18	$8,353,571	$6,941,843	$7,225,727
12/31/18	$7,153,571	$6,056,629	$6,166,723
03/31/19	$9,028,571	$6,794,027	$7,059,541
06/30/19	$9,646,429	$7,039,419	$7,405,492
09/30/19	$9,267,857	$7,037,596	$7,425,322
12/31/19	$10,403,571	$7,667,535	$8,184,655
03/31/20	$9,610,714	$6,029,350	$6,898,488
06/30/20	$14,071,429	$7,188,126	$8,633,096
09/30/20	$15,917,857	$7,772,539	$9,668,892
12/31/20	$18,671,429	$8,913,881	$10,934,526
03/31/21	$18,332,143	$9,321,370	$10,965,442
06/30/21	$20,514,286	$10,010,524	$12,059,874
09/30/21	$19,507,143	$9,904,985	$11,972,510
12/31/21	$18,842,857	$10,566,279	$12,804,588
03/31/22	$14,553,571	$9,999,842	$11,559,914
06/30/22	$9,846,429	$8,433,817	$9,230,064
09/30/22	$10,017,751	$7,858,654	$8,682,768
12/31/22	$9,126,880	$8,625,887	$9,141,418
03/31/23	$9,985,025	$9,256,078	$10,401,325
06/30/23	$10,624,997	$9,827,852	$11,357,828
09/30/23	$9,981,389	$9,493,453	$10,801,870
12/31/23	$11,457,689	$10,540,994	$12,178,146
03/31/24	$11,864,944	$11,398,948	$13,328,603
06/30/24	$12,268,563	$11,732,209	$14,162,818
09/30/24	$12,944,897	$12,508,163	$14,739,188
12/31/24	$14,483,013	$12,384,476	$15,128,365
03/31/25	$13,119,435	$12,220,440	$14,095,907
06/30/25	$16,097,489	$13,629,045	$16,528,853
09/30/25	$17,370,162	$14,667,960	$18,013,024
12/31/25	$18,504,062	$15,150,847	$18,523,758

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	27.76%	(0.18)%	13.98%
MSCI ACWI Index	22.34%	11.19%	11.72%
MSCI ACWI Growth Index	22.44%	11.12%	13.99%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$737,169,360
# of Issuers	42
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of fees waived)	$4,979,140

Baron Global Opportunity Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	18.7%
NVIDIA Corp.	9.0%
MercadoLibre, Inc.	6.2%
Shopify, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Amazon.com, Inc.	4.0%
argenx SE	3.7%
Coupang, Inc.	3.6%
Bajaj Finance Limited	3.4%
Eternal Ltd.	3.1%
Total	62.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	40.2%
Industrials	22.4%
Consumer Discretionary	21.7%
Financials	9.1%
Health Care	6.5%
Unclassified	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	53.7%
Netherlands	8.2%
India	6.5%
Argentina	6.3%
Canada	5.6%
Taiwan	5.1%
Brazil	3.6%
Korea, Republic of	3.6%
China	2.9%
Others	4.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Opportunity Fund

Annual Shareholder Report - December 31, 2025

R6: BGLUX

Annual Shareholder Report - December 31, 2025

Baron Real Estate Income Fund

Retail: BRIFX

This annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$107	1.05%

How did the Fund perform last year and what affected its performance?

REITs trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund outperformed because of its unique exposure to non-REIT real estate companies, which were up over 18%. GDS, Wynn, Jones Lang LaSalle, Brookfield, Las Vegas Sands, CRH, and Toll Brothers led the way in the group. Stock selection in health care (American Healthcare, Ventas, and Welltower) and self-storage (SmartStop Self Storage) REITs also added value but was undone by stock-specific weakness in all other REIT categories where the Fund had investments.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI US REIT Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,924	$9,162
6/30/18	$9,975	$10,265	$10,054
9/30/18	$10,006	$11,056	$10,132
12/31/18	$8,867	$9,562	$9,417
3/31/19	$10,451	$10,867	$10,917
6/30/19	$10,694	$11,334	$11,025
9/30/19	$11,408	$11,527	$11,839
12/31/19	$12,118	$12,572	$11,709
3/31/20	$10,195	$10,108	$8,520
6/30/20	$11,937	$12,185	$9,490
9/30/20	$12,941	$13,273	$9,617
12/31/20	$14,787	$14,885	$10,690
3/31/21	$15,892	$15,804	$11,598
6/30/21	$17,217	$17,156	$12,961
9/30/21	$16,927	$17,255	$13,057
12/31/21	$19,087	$19,158	$15,149
3/31/22	$18,530	$18,277	$14,501
6/30/22	$15,115	$15,334	$12,012
9/30/22	$13,541	$14,586	$10,778
12/31/22	$13,818	$15,688	$11,306
3/31/23	$14,456	$16,865	$11,576
6/30/23	$14,925	$18,339	$11,846
9/30/23	$13,962	$17,739	$10,979
12/31/23	$15,917	$19,813	$12,692
3/31/24	$16,223	$21,904	$12,614
6/30/24	$15,909	$22,842	$12,586
9/30/24	$18,480	$24,187	$14,574
12/31/24	$18,648	$24,770	$13,643
3/31/25	$18,441	$23,711	$13,746
6/30/25	$18,398	$26,306	$13,546
9/30/25	$19,375	$28,443	$14,154
12/31/25	$19,283	$29,198	$13,872

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	3.41%	5.45%	8.55%
MSCI US REIT Index	1.67%	5.35%	4.17%
S&P 500 Index	17.88%	14.42%	14.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$258,828,817
# of Issuers	35
Portfolio Turnover Rate	122%
Total Advisory Fees Paid (Net of fees waived)	$1,589,738

Baron Real Estate Income Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Prologis, Inc.	10.8%
Welltower, Inc.	10.2%
Ventas, Inc.	7.0%
Simon Property Group, Inc.	4.3%
Brookfield Corp.	4.0%
Jones Lang LaSalle, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Macerich Co.	3.7%
Equinix, Inc.	3.6%
American Tower Corp.	2.9%
Total	54.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	72.8%
Financials	9.2%
Consumer Discretionary	8.3%
Materials	2.9%
Information Technology	1.7%
Industrials	1.3%
Cash and Cash Equivalents	3.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Annual Shareholder Report - December 31, 2025

Retail: BRIFX

Annual Shareholder Report - December 31, 2025

Baron Real Estate Income Fund

Institutional: BRIIX

This annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$81	0.80%

How did the Fund perform last year and what affected its performance?

REITs trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund outperformed because of its unique exposure to non-REIT real estate companies, which were up over 18%. GDS, Wynn, Jones Lang LaSalle, Brookfield, Las Vegas Sands, CRH, and Toll Brothers led the way in the group. Stock selection in health care (American Healthcare, Ventas, and Welltower) and self-storage (SmartStop Self Storage) REITs also added value but was undone by stock-specific weakness in all other REIT categories where the Fund had investments.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI US REIT Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$992,409	$916,133
6/30/18	$998,508	$1,026,487	$1,005,373
9/30/18	$1,002,593	$1,105,637	$1,013,203
12/31/18	$889,736	$956,158	$941,725
3/31/19	$1,049,110	$1,086,653	$1,091,679
6/30/19	$1,073,502	$1,133,421	$1,102,508
9/30/19	$1,142,797	$1,152,670	$1,183,848
12/31/19	$1,214,860	$1,257,217	$1,170,863
3/31/20	$1,023,575	$1,010,827	$851,959
6/30/20	$1,197,739	$1,218,485	$948,988
9/30/20	$1,299,230	$1,327,287	$961,695
12/31/20	$1,485,821	$1,488,530	$1,068,986
3/31/21	$1,598,482	$1,580,445	$1,159,809
6/30/21	$1,733,020	$1,715,556	$1,296,022
9/30/21	$1,705,139	$1,725,541	$1,305,718
12/31/21	$1,925,315	$1,915,818	$1,514,868
3/31/22	$1,869,667	$1,827,719	$1,450,033
6/30/22	$1,525,035	$1,533,435	$1,201,161
9/30/22	$1,367,663	$1,458,563	$1,077,737
12/31/22	$1,396,373	$1,568,846	$1,130,544
3/31/23	$1,462,378	$1,686,464	$1,157,559
6/30/23	$1,510,709	$1,833,898	$1,184,592
9/30/23	$1,413,162	$1,773,866	$1,097,891
12/31/23	$1,612,935	$1,981,259	$1,269,214
3/31/24	$1,644,526	$2,190,400	$1,261,331
6/30/24	$1,613,032	$2,284,231	$1,258,597
9/30/24	$1,875,084	$2,418,694	$1,457,355
12/31/24	$1,892,961	$2,476,964	$1,364,229
3/31/25	$1,874,471	$2,371,145	$1,374,575
6/30/25	$1,870,154	$2,630,605	$1,354,545
9/30/25	$1,971,653	$2,844,328	$1,415,365
12/31/25	$1,963,687	$2,919,845	$1,387,176

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	3.74%	5.74%	8.79%
MSCI US REIT Index	1.67%	5.35%	4.17%
S&P 500 Index	17.88%	14.42%	14.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$258,828,817
# of Issuers	35
Portfolio Turnover Rate	122%
Total Advisory Fees Paid (Net of fees waived)	$1,589,738

Baron Real Estate Income Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Prologis, Inc.	10.8%
Welltower, Inc.	10.2%
Ventas, Inc.	7.0%
Simon Property Group, Inc.	4.3%
Brookfield Corp.	4.0%
Jones Lang LaSalle, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Macerich Co.	3.7%
Equinix, Inc.	3.6%
American Tower Corp.	2.9%
Total	54.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	72.8%
Financials	9.2%
Consumer Discretionary	8.3%
Materials	2.9%
Information Technology	1.7%
Industrials	1.3%
Cash and Cash Equivalents	3.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Annual Shareholder Report - December 31, 2025

Institutional: BRIIX

Annual Shareholder Report - December 31, 2025

Baron Real Estate Income Fund

R6: BRIUX

This annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.80%

How did the Fund perform last year and what affected its performance?

REITs trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund outperformed because of its unique exposure to non-REIT real estate companies, which were up over 18%. GDS, Wynn, Jones Lang LaSalle, Brookfield, Las Vegas Sands, CRH, and Toll Brothers led the way in the group. Stock selection in health care (American Healthcare, Ventas, and Welltower) and self-storage (SmartStop Self Storage) REITs also added value but was undone by stock-specific weakness in all other REIT categories where the Fund had investments.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	S&P 500 Index	MSCI US REIT Index
12/29/17	$5,000,000	$5,000,000	$4,999,999
12/31/17	$5,000,000	$5,000,000	$4,999,999
3/31/18	$4,705,000	$4,962,045	$4,580,666
6/30/18	$4,997,538	$5,132,435	$5,026,866
9/30/18	$5,012,835	$5,528,185	$5,066,016
12/31/18	$4,448,569	$4,780,788	$4,708,624
3/31/19	$5,245,419	$5,433,264	$5,458,394
6/30/19	$5,372,526	$5,667,103	$5,512,541
9/30/19	$5,708,651	$5,763,348	$5,919,238
12/31/19	$6,068,938	$6,286,085	$5,854,314
3/31/20	$5,112,523	$5,054,136	$4,259,796
6/30/20	$5,983,322	$6,092,425	$4,744,939
9/30/20	$6,490,762	$6,636,436	$4,808,475
12/31/20	$7,423,695	$7,442,650	$5,344,932
3/31/21	$7,986,989	$7,902,225	$5,799,045
6/30/21	$8,659,665	$8,577,778	$6,480,111
9/30/21	$8,514,971	$8,627,704	$6,528,590
12/31/21	$9,621,126	$9,579,091	$7,574,341
3/31/22	$9,337,551	$9,138,595	$7,250,164
6/30/22	$7,619,763	$7,667,176	$6,005,804
9/30/22	$6,827,557	$7,292,816	$5,388,687
12/31/22	$6,976,529	$7,844,232	$5,652,722
3/31/23	$7,306,561	$8,432,318	$5,787,796
6/30/23	$7,548,221	$9,169,490	$5,922,958
9/30/23	$7,060,478	$8,869,332	$5,489,453
12/31/23	$8,053,838	$9,906,297	$6,346,071
3/31/24	$8,217,349	$10,952,000	$6,306,656
6/30/24	$8,059,895	$11,421,157	$6,292,986
9/30/24	$9,370,224	$12,093,469	$7,286,774
12/31/24	$9,453,994	$12,384,821	$6,821,147
3/31/25	$9,361,539	$11,855,725	$6,872,873
6/30/25	$9,339,954	$13,153,023	$6,772,727
9/30/25	$9,847,477	$14,221,641	$7,076,827
12/31/25	$9,807,645	$14,599,224	$6,935,878

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	3.74%	5.73%	8.78%
MSCI US REIT Index	1.67%	5.35%	4.17%
S&P 500 Index	17.88%	14.42%	14.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$258,828,817
# of Issuers	35
Portfolio Turnover Rate	122%
Total Advisory Fees Paid (Net of fees waived)	$1,589,738

Baron Real Estate Income Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Prologis, Inc.	10.8%
Welltower, Inc.	10.2%
Ventas, Inc.	7.0%
Simon Property Group, Inc.	4.3%
Brookfield Corp.	4.0%
Jones Lang LaSalle, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Macerich Co.	3.7%
Equinix, Inc.	3.6%
American Tower Corp.	2.9%
Total	54.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	72.8%
Financials	9.2%
Consumer Discretionary	8.3%
Materials	2.9%
Information Technology	1.7%
Industrials	1.3%
Cash and Cash Equivalents	3.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Annual Shareholder Report - December 31, 2025

R6: BRIUX

Annual Shareholder Report - December 31, 2025

Baron Health Care Fund

R6: BHCUX

This annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.85%

How did the Fund perform last year and what affected its performance?

Health Care struggled to keep pace with the broader U.S. equity market for a third straight year, with most of the weakness coming in May, June, and July when the sector trailed the Russell 3000 Index by approximately 20%. Health Care performance was hampered by multiple factors, including regulatory uncertainty, federal investigations involving sector heavyweight UnitedHealth, cancellations/delays of National Institutes of Health grants for academic research, concerns about tariffs on the pharmaceutical industry, and renewed investor interest in AI-driven technology companies. Against this challenging backdrop, the Fund trailed the Index due to a combination of disappointing stock selection and lower exposure to strong-performing mega cap pharmaceutical stocks.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,174,774	$5,169,101
9/30/18	$5,800,000	$5,543,421	$5,872,428
12/31/18	$4,760,000	$4,750,590	$5,242,465
3/31/19	$5,475,000	$5,417,737	$5,697,244
6/30/19	$5,825,000	$5,639,597	$5,778,840
9/30/19	$5,475,000	$5,705,159	$5,570,154
12/31/19	$6,455,000	$6,224,177	$6,401,579
3/31/20	$5,855,000	$4,923,343	$5,576,793
6/30/20	$7,300,000	$6,007,835	$6,517,950
9/30/20	$8,150,000	$6,561,008	$6,940,235
12/31/20	$9,537,612	$7,524,270	$7,639,687
3/31/21	$9,598,264	$8,001,829	$7,803,056
6/30/21	$10,690,010	$8,661,163	$8,439,848
9/30/21	$10,816,260	$8,652,354	$8,454,091
12/31/21	$11,043,325	$9,455,081	$9,060,627
3/31/22	$9,941,043	$8,955,999	$8,647,788
6/30/22	$8,951,553	$7,460,243	$8,005,630
9/30/22	$8,408,103	$7,127,173	$7,627,711
12/31/22	$9,177,137	$7,639,050	$8,508,021
3/31/23	$8,833,635	$8,187,557	$8,229,641
6/30/23	$9,653,938	$8,874,231	$8,512,817
9/30/23	$9,069,472	$8,585,479	$8,182,555
12/31/23	$9,766,729	$9,621,905	$8,751,949
3/31/24	$10,633,174	$10,585,958	$9,497,668
6/30/24	$10,361,449	$10,926,401	$9,400,994
9/30/24	$10,963,688	$11,607,022	$10,034,642
12/31/24	$9,913,151	$11,912,668	$9,056,080
3/31/25	$9,660,816	$11,350,158	$9,406,654
6/30/25	$9,171,596	$12,597,681	$8,824,260
9/30/25	$9,665,966	$13,627,690	$9,269,650
12/31/25	$10,932,789	$13,955,146	$10,374,687

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	10.29%	2.77%	10.73%
Russell 3000 Health Care Index	14.56%	6.31%	9.98%
Russell 3000 Index	17.15%	13.15%	14.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$143,988,886
# of Issuers	43
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of fees waived)	$994,776

Baron Health Care Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Eli Lilly & Co.	11.4%
argenx SE	6.8%
Thermo Fisher Scientific, Inc.	5.2%
Insmed, Inc.	4.6%
AstraZeneca PLC	4.0%
AbbVie, Inc.	3.9%
Mettler-Toledo International, Inc.	3.4%
Intuitive Surgical, Inc.	3.3%
Boston Scientific Corp.	3.1%
Danaher Corp.	3.1%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	94.7%
Real Estate	1.0%
Cash and Cash Equivalents	4.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Annual Shareholder Report - December 31, 2025

R6: BHCUX

Annual Shareholder Report - December 31, 2025

Baron Health Care Fund

Retail: BHCFX

This annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$116	1.10%

How did the Fund perform last year and what affected its performance?

Health Care struggled to keep pace with the broader U.S. equity market for a third straight year, with most of the weakness coming in May, June, and July when the sector trailed the Russell 3000 Index by approximately 20%. Health Care performance was hampered by multiple factors, including regulatory uncertainty, federal investigations involving sector heavyweight UnitedHealth, cancellations/delays of National Institutes of Health grants for academic research, concerns about tariffs on the pharmaceutical industry, and renewed investor interest in AI-driven technology companies. Against this challenging backdrop, the Fund trailed the Index due to a combination of disappointing stock selection and lower exposure to strong-performing mega cap pharmaceutical stocks.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,350	$10,338
9/30/18	$11,590	$11,087	$11,745
12/31/18	$9,510	$9,501	$10,485
3/31/19	$10,930	$10,835	$11,394
6/30/19	$11,620	$11,279	$11,558
9/30/19	$10,910	$11,410	$11,140
12/31/19	$12,860	$12,448	$12,803
3/31/20	$11,650	$9,847	$11,154
6/30/20	$14,520	$12,016	$13,036
9/30/20	$16,200	$13,122	$13,880
12/31/20	$18,955	$15,049	$15,279
3/31/21	$19,056	$16,004	$15,606
6/30/21	$21,220	$17,322	$16,880
9/30/21	$21,452	$17,305	$16,908
12/31/21	$21,886	$18,910	$18,121
3/31/22	$19,691	$17,912	$17,296
6/30/22	$17,722	$14,920	$16,011
9/30/22	$16,635	$14,254	$15,255
12/31/22	$18,142	$15,278	$17,016
3/31/23	$17,455	$16,375	$16,459
6/30/23	$19,065	$17,748	$17,026
9/30/23	$17,896	$17,171	$16,365
12/31/23	$19,260	$19,244	$17,504
3/31/24	$20,963	$21,172	$18,995
6/30/24	$20,419	$21,853	$18,802
9/30/24	$21,588	$23,214	$20,069
12/31/24	$19,502	$23,825	$18,112
3/31/25	$18,988	$22,700	$18,813
6/30/25	$18,022	$25,195	$17,649
9/30/25	$18,988	$27,255	$18,539
12/31/25	$21,454	$27,910	$20,749

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	10.01%	2.51%	10.46%
Russell 3000 Health Care Index	14.56%	6.31%	9.98%
Russell 3000 Index	17.15%	13.15%	14.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$143,988,886
# of Issuers	43
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of fees waived)	$994,776

Baron Health Care Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Eli Lilly & Co.	11.4%
argenx SE	6.8%
Thermo Fisher Scientific, Inc.	5.2%
Insmed, Inc.	4.6%
AstraZeneca PLC	4.0%
AbbVie, Inc.	3.9%
Mettler-Toledo International, Inc.	3.4%
Intuitive Surgical, Inc.	3.3%
Boston Scientific Corp.	3.1%
Danaher Corp.	3.1%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	94.7%
Real Estate	1.0%
Cash and Cash Equivalents	4.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Annual Shareholder Report - December 31, 2025

Retail: BHCFX

Annual Shareholder Report - December 31, 2025

Baron Health Care Fund

Institutional: BHCHX

This annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.85%

How did the Fund perform last year and what affected its performance?

Health Care struggled to keep pace with the broader U.S. equity market for a third straight year, with most of the weakness coming in May, June, and July when the sector trailed the Russell 3000 Index by approximately 20%. Health Care performance was hampered by multiple factors, including regulatory uncertainty, federal investigations involving sector heavyweight UnitedHealth, cancellations/delays of National Institutes of Health grants for academic research, concerns about tariffs on the pharmaceutical industry, and renewed investor interest in AI-driven technology companies. Against this challenging backdrop, the Fund trailed the Index due to a combination of disappointing stock selection and lower exposure to strong-performing mega cap pharmaceutical stocks.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,034,955	$1,033,820
9/30/18	$1,160,000	$1,108,684	$1,174,486
12/31/18	$953,000	$950,118	$1,048,493
3/31/19	$1,096,000	$1,083,547	$1,139,449
6/30/19	$1,165,000	$1,127,919	$1,155,768
9/30/19	$1,095,000	$1,141,032	$1,114,031
12/31/19	$1,292,000	$1,244,835	$1,280,316
3/31/20	$1,171,000	$984,669	$1,115,359
6/30/20	$1,460,000	$1,201,567	$1,303,590
9/30/20	$1,630,000	$1,312,202	$1,388,047
12/31/20	$1,908,533	$1,504,854	$1,527,937
3/31/21	$1,919,653	$1,600,366	$1,560,611
6/30/21	$2,139,013	$1,732,233	$1,687,970
9/30/21	$2,164,263	$1,730,471	$1,690,818
12/31/21	$2,208,650	$1,891,016	$1,812,125
3/31/22	$1,989,221	$1,791,200	$1,729,558
6/30/22	$1,790,299	$1,492,049	$1,601,126
9/30/22	$1,682,635	$1,425,435	$1,525,542
12/31/22	$1,835,415	$1,527,810	$1,701,604
3/31/23	$1,767,741	$1,637,511	$1,645,928
6/30/23	$1,930,775	$1,774,846	$1,702,563
9/30/23	$1,813,882	$1,717,096	$1,636,511
12/31/23	$1,953,333	$1,924,381	$1,750,390
3/31/24	$2,127,646	$2,117,192	$1,899,534
6/30/24	$2,073,301	$2,185,280	$1,880,199
9/30/24	$2,193,748	$2,321,404	$2,006,928
12/31/24	$1,983,643	$2,382,534	$1,811,216
3/31/25	$1,933,176	$2,270,032	$1,881,331
6/30/25	$1,835,333	$2,519,536	$1,764,852
9/30/25	$1,934,206	$2,725,538	$1,853,930
12/31/25	$2,187,569	$2,791,029	$2,074,937

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	10.28%	2.77%	10.74%
Russell 3000 Health Care Index	14.56%	6.31%	9.98%
Russell 3000 Index	17.15%	13.15%	14.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$143,988,886
# of Issuers	43
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of fees waived)	$994,776

Baron Health Care Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Eli Lilly & Co.	11.4%
argenx SE	6.8%
Thermo Fisher Scientific, Inc.	5.2%
Insmed, Inc.	4.6%
AstraZeneca PLC	4.0%
AbbVie, Inc.	3.9%
Mettler-Toledo International, Inc.	3.4%
Intuitive Surgical, Inc.	3.3%
Boston Scientific Corp.	3.1%
Danaher Corp.	3.1%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	94.7%
Real Estate	1.0%
Cash and Cash Equivalents	4.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Annual Shareholder Report - December 31, 2025

Institutional: BHCHX

Annual Shareholder Report - December 31, 2025

Baron India Fund

Retail: BINRX

This annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$145	1.45%

How did the Fund perform last year and what affected its performance?

After delivering stellar performance over the 2020 to 2024 period, Indian equities experienced a phase of consolidation in 2025, driven by a temporary deceleration in economic growth and a related loss of earnings momentum. The Fund trailed the Index for the year with most of the underperformance coming in the fourth quarter when the breadth of equity returns narrowed in favor of large caps and value-oriented equities significantly outpaced growth peers. Consequently, the Fund’s sizable exposure to SMID-cap stocks and growth-oriented investment bias were key drags on relative performance.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161
12/31/21	$10,170	$9,725	$9,681	$11,137
3/31/22	$8,610	$9,046	$8,907	$10,930
6/30/22	$7,920	$8,011	$8,105	$9,439
9/30/22	$6,950	$7,084	$6,984	$10,052
12/31/22	$7,400	$7,771	$7,776	$10,251
3/31/23	$7,610	$8,078	$8,114	$9,600
6/30/23	$7,770	$8,151	$8,012	$10,775
9/30/23	$7,370	$7,912	$7,744	$11,068
12/31/23	$7,810	$8,535	$8,242	$12,384
3/31/24	$8,310	$8,713	$8,437	$13,136
6/30/24	$9,200	$9,173	$9,045	$14,477
9/30/24	$9,772	$9,974	$9,403	$15,531
12/31/24	$9,181	$9,175	$8,339	$13,773
3/31/25	$8,901	$9,444	$8,092	$13,366
6/30/25	$9,712	$10,576	$8,839	$14,599
9/30/25	$9,091	$11,701	$8,167	$13,489
12/31/25	$9,123	$12,255	$8,557	$14,134

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	(0.63)%	(2.05)%
MSCI AC Asia ex Japan/India Linked Index	2.62%	(3.46)%
MSCI India Index	2.62%	8.13%
MSCI Emerging Markets Index	33.57%	4.70%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$25,384,873
# of Issuers	38
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of fees waived)	$0

Baron India Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
HDFC Bank Ltd.	7.9%
Bharti Airtel Ltd. PP	7.4%
Reliance Industries Limited	6.7%
Precision Wires India Ltd.	4.8%
ICICI Bank Ltd.	4.4%
Bajaj Finance Limited	4.3%
Max Healthcare Institute Ltd.	4.3%
Eternal Ltd.	3.9%
Aster DM Healthcare Ltd.	3.0%
Mahindra & Mahindra Ltd.	3.0%
Total	49.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	30.4%
Industrials	17.8%
Consumer Discretionary	10.5%
Health Care	8.9%
Communication Services	8.2%
Information Technology	7.5%
Energy	6.7%
Utilities	2.1%
Consumer Staples	2.0%
Real Estate	0.6%
Materials	0.4%
Cash and Cash Equivalents	4.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Annual Shareholder Report - December 31, 2025

Retail: BINRX

Annual Shareholder Report - December 31, 2025

Baron India Fund

Institutional: BINDX

This annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.20%

How did the Fund perform last year and what affected its performance?

After delivering stellar performance over the 2020 to 2024 period, Indian equities experienced a phase of consolidation in 2025, driven by a temporary deceleration in economic growth and a related loss of earnings momentum. The Fund trailed the Index for the year with most of the underperformance coming in the fourth quarter when the breadth of equity returns narrowed in favor of large caps and value-oriented equities significantly outpaced growth peers. Consequently, the Fund’s sizable exposure to SMID-cap stocks and growth-oriented investment bias were key drags on relative performance.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,394	$980,150	$1,116,115
12/31/21	$1,017,000	$972,470	$968,070	$1,113,710
3/31/22	$862,000	$904,641	$890,690	$1,093,020
6/30/22	$794,000	$801,061	$810,480	$943,873
9/30/22	$697,000	$708,359	$698,360	$1,005,184
12/31/22	$743,000	$777,088	$777,640	$1,025,124
3/31/23	$764,000	$807,828	$811,390	$960,030
6/30/23	$780,000	$815,075	$801,170	$1,077,480
9/30/23	$741,000	$791,232	$774,380	$1,106,751
12/31/23	$786,000	$853,461	$824,150	$1,238,417
3/31/24	$836,000	$871,297	$843,740	$1,313,580
6/30/24	$926,000	$917,349	$904,470	$1,447,661
9/30/24	$984,645	$997,365	$940,330	$1,553,144
12/31/24	$925,486	$917,505	$833,870	$1,377,295
3/31/25	$898,413	$944,366	$809,240	$1,336,631
6/30/25	$980,634	$1,057,577	$883,880	$1,459,915
9/30/25	$918,467	$1,170,135	$816,650	$1,348,862
12/31/25	$922,368	$1,225,476	$855,710	$1,413,372

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	(0.34)%	(1.81)%
MSCI AC Asia ex Japan/India Linked Index	2.62%	(3.46)%
MSCI India Index	2.62%	8.13%
MSCI Emerging Markets Index	33.57%	4.70%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$25,384,873
# of Issuers	38
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of fees waived)	$0

Baron India Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
HDFC Bank Ltd.	7.9%
Bharti Airtel Ltd. PP	7.4%
Reliance Industries Limited	6.7%
Precision Wires India Ltd.	4.8%
ICICI Bank Ltd.	4.4%
Bajaj Finance Limited	4.3%
Max Healthcare Institute Ltd.	4.3%
Eternal Ltd.	3.9%
Aster DM Healthcare Ltd.	3.0%
Mahindra & Mahindra Ltd.	3.0%
Total	49.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	30.4%
Industrials	17.8%
Consumer Discretionary	10.5%
Health Care	8.9%
Communication Services	8.2%
Information Technology	7.5%
Energy	6.7%
Utilities	2.1%
Consumer Staples	2.0%
Real Estate	0.6%
Materials	0.4%
Cash and Cash Equivalents	4.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Annual Shareholder Report - December 31, 2025

Institutional: BINDX

Annual Shareholder Report - December 31, 2025

Baron India Fund

R6: BINUX

This annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$120	1.20%

How did the Fund perform last year and what affected its performance?

After delivering stellar performance over the 2020 to 2024 period, Indian equities experienced a phase of consolidation in 2025, driven by a temporary deceleration in economic growth and a related loss of earnings momentum. The Fund trailed the Index for the year with most of the underperformance coming in the fourth quarter when the breadth of equity returns narrowed in favor of large caps and value-oriented equities significantly outpaced growth peers. Consequently, the Fund’s sizable exposure to SMID-cap stocks and growth-oriented investment bias were key drags on relative performance.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,972	$4,900,750	$5,580,573
12/31/21	$5,085,000	$4,862,349	$4,840,350	$5,568,552
3/31/22	$4,315,000	$4,523,204	$4,453,450	$5,465,098
6/30/22	$3,975,000	$4,005,307	$4,052,400	$4,719,364
9/30/22	$3,490,000	$3,541,794	$3,491,800	$5,025,918
12/31/22	$3,715,000	$3,885,438	$3,888,200	$5,125,622
3/31/23	$3,825,000	$4,039,141	$4,056,950	$4,800,152
6/30/23	$3,905,000	$4,075,373	$4,005,850	$5,387,398
9/30/23	$3,710,000	$3,956,159	$3,871,900	$5,533,755
12/31/23	$3,930,000	$4,267,304	$4,120,750	$6,192,083
3/31/24	$4,185,000	$4,356,485	$4,218,700	$6,567,901
6/30/24	$4,635,000	$4,586,747	$4,522,350	$7,238,306
9/30/24	$4,928,225	$4,986,824	$4,701,650	$7,765,719
12/31/24	$4,632,431	$4,587,527	$4,169,350	$6,886,477
3/31/25	$4,497,068	$4,721,832	$4,046,200	$6,683,155
6/30/25	$4,908,171	$5,287,886	$4,419,400	$7,299,573
9/30/25	$4,592,324	$5,850,674	$4,083,250	$6,744,312
12/31/25	$4,616,840	$6,127,379	$4,278,550	$7,066,859

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
R6	(0.34)%	(1.79)%
MSCI AC Asia ex Japan/India Linked Index	2.62%	(3.46)%
MSCI India Index	2.62%	8.13%
MSCI Emerging Markets Index	33.57%	4.70%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$25,384,873
# of Issuers	38
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of fees waived)	$0

Baron India Fund

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
HDFC Bank Ltd.	7.9%
Bharti Airtel Ltd. PP	7.4%
Reliance Industries Limited	6.7%
Precision Wires India Ltd.	4.8%
ICICI Bank Ltd.	4.4%
Bajaj Finance Limited	4.3%
Max Healthcare Institute Ltd.	4.3%
Eternal Ltd.	3.9%
Aster DM Healthcare Ltd.	3.0%
Mahindra & Mahindra Ltd.	3.0%
Total	49.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	30.4%
Industrials	17.8%
Consumer Discretionary	10.5%
Health Care	8.9%
Communication Services	8.2%
Information Technology	7.5%
Energy	6.7%
Utilities	2.1%
Consumer Staples	2.0%
Real Estate	0.6%
Materials	0.4%
Cash and Cash Equivalents	4.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Annual Shareholder Report - December 31, 2025

R6: BINUX

Annual Shareholder Report - December 31, 2025

Baron WealthBuilder Fund

Retail: BWBFX

This annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$31	0.30%

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and a series of U.S. Federal Reserve rate cuts helped push markets to new record highs. Smaller cap growth stocks trailed large caps for a fifth straight year. Given this backdrop, the Fund underperformed largely due to its elevated exposure to small- and mid-cap growth stocks via positions in Baron Growth, Small Cap, Discovery, and Asset, which together accounted for approximately 40% of average assets. Exposure to Baron Real Estate, Real Estate Income, and Health Care that are heavily invested in certain sectors that were out of favor during the year (Real Estate, REITs, and Health Care) and lower exposure to the prime beneficiaries of AI (semiconductors) also proved costly.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$989,664
6/30/18	$1,074,000	$1,026,487	$995,669
9/30/18	$1,118,000	$1,105,637	$1,038,252
12/31/18	$934,233	$956,158	$905,856
3/31/19	$1,110,466	$1,086,653	$1,016,144
6/30/19	$1,174,550	$1,133,421	$1,052,846
9/30/19	$1,148,952	$1,152,670	$1,052,574
12/31/19	$1,272,797	$1,257,217	$1,146,790
3/31/20	$1,037,595	$1,010,827	$901,776
6/30/20	$1,403,927	$1,218,485	$1,075,088
9/30/20	$1,681,127	$1,327,287	$1,162,495
12/31/20	$2,067,630	$1,488,530	$1,333,199
3/31/21	$2,091,931	$1,580,445	$1,394,145
6/30/21	$2,258,862	$1,715,556	$1,497,218
9/30/21	$2,270,484	$1,725,541	$1,481,433
12/31/21	$2,407,218	$1,915,818	$1,580,339
3/31/22	$2,083,427	$1,827,719	$1,495,620
6/30/22	$1,618,954	$1,533,435	$1,261,399
9/30/22	$1,601,533	$1,458,563	$1,175,375
12/31/22	$1,618,828	$1,568,846	$1,290,125
3/31/23	$1,786,015	$1,686,464	$1,384,380
6/30/23	$1,916,305	$1,833,898	$1,469,897
9/30/23	$1,821,758	$1,773,866	$1,419,882
12/31/23	$2,029,300	$1,981,259	$1,576,557
3/31/24	$2,127,306	$2,190,400	$1,704,877
6/30/24	$2,069,656	$2,284,231	$1,754,721
9/30/24	$2,279,504	$2,418,694	$1,870,776
12/31/24	$2,404,029	$2,476,964	$1,852,277
3/31/25	$2,213,782	$2,371,145	$1,827,743
6/30/25	$2,442,078	$2,630,605	$2,038,420
9/30/25	$2,519,519	$2,844,328	$2,193,804
12/31/25	$2,641,588	$2,919,845	$2,266,027

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	9.88%	5.02%	12.91%
S&P 500 Index	17.88%	14.42%	14.33%
MSCI ACWI Index	22.34%	11.19%	10.77%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$559,087,397
# of Issuers	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Baron WealthBuilder Fund

December 31, 2025

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*Footnote Reference*

Consumer Discretionary	20.3%
Financials	20.1%
Information Technology	19.0%
Industrials	16.8%
Health Care	9.8%
Real Estate	7.0%
Communication Services	5.2%
Materials	1.1%
Consumer Staples	0.4%
Energy	0.1%
Utilities	0.0%Footnote Reference‡
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Country Exposures

(as a % of net assets)*

Value	Value
United States	86.1%
Canada	1.7%
Taiwan	1.4%
China	1.4%
India	1.3%
Netherlands	1.1%
Sweden	0.9%
Korea,Republic of	0.8%
Germany	0.6%
Other	4.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Annual Shareholder Report - December 31, 2025

Retail: BWBFX

Annual Shareholder Report - December 31, 2025

Baron WealthBuilder Fund

TA Shares: BWBTX

This annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$5	0.05%

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and a series of U.S. Federal Reserve rate cuts helped push markets to new record highs. Smaller cap growth stocks trailed large caps for a fifth straight year. Given this backdrop, the Fund underperformed largely due to its elevated exposure to small- and mid-cap growth stocks via positions in Baron Growth, Small Cap, Discovery, and Asset, which together accounted for approximately 40% of average assets. Exposure to Baron Real Estate, Real Estate Income, and Health Care that are heavily invested in certain sectors that were out of favor during the year (Real Estate, REITs, and Health Care) and lower exposure to the prime beneficiaries of AI (semiconductors) also proved costly.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$989,664
6/30/18	$1,074,000	$1,026,487	$995,669
9/30/18	$1,120,000	$1,105,637	$1,038,252
12/31/18	$936,233	$956,158	$905,856
3/31/19	$1,113,467	$1,086,653	$1,016,144
6/30/19	$1,177,551	$1,133,421	$1,052,846
9/30/19	$1,152,953	$1,152,670	$1,052,574
12/31/19	$1,277,822	$1,257,217	$1,146,790
3/31/20	$1,042,652	$1,010,827	$901,776
6/30/20	$1,412,055	$1,218,485	$1,075,088
9/30/20	$1,691,304	$1,327,287	$1,162,495
12/31/20	$2,080,889	$1,488,530	$1,333,199
3/31/21	$2,106,240	$1,580,445	$1,394,145
6/30/21	$2,276,302	$1,715,556	$1,497,218
9/30/21	$2,288,978	$1,725,541	$1,481,433
12/31/21	$2,428,402	$1,915,818	$1,580,339
3/31/22	$2,103,648	$1,827,719	$1,495,620
6/30/22	$1,634,931	$1,533,435	$1,261,399
9/30/22	$1,618,636	$1,458,563	$1,175,375
12/31/22	$1,637,069	$1,568,846	$1,290,125
3/31/23	$1,806,420	$1,686,464	$1,384,380
6/30/23	$1,940,059	$1,833,898	$1,469,897
9/30/23	$1,846,205	$1,773,866	$1,419,882
12/31/23	$2,057,102	$1,981,259	$1,576,557
3/31/24	$2,157,364	$2,190,400	$1,704,877
6/30/24	$2,100,894	$2,284,231	$1,754,721
9/30/24	$2,314,676	$2,418,694	$1,870,776
12/31/24	$2,442,629	$2,476,964	$1,852,277
3/31/25	$2,251,276	$2,371,145	$1,827,743
6/30/25	$2,485,280	$2,630,605	$2,038,420
9/30/25	$2,564,926	$2,844,328	$2,193,804
12/31/25	$2,692,021	$2,919,845	$2,266,027

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	10.21%	5.28%	13.18%
S&P 500 Index	17.88%	14.42%	14.33%
MSCI ACWI Index	22.34%	11.19%	10.77%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$559,087,397
# of Issuers	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Baron WealthBuilder Fund

December 31, 2025

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*Footnote Reference*

Consumer Discretionary	20.3%
Financials	20.1%
Information Technology	19.0%
Industrials	16.8%
Health Care	9.8%
Real Estate	7.0%
Communication Services	5.2%
Materials	1.1%
Consumer Staples	0.4%
Energy	0.1%
Utilities	0.0%Footnote Reference‡
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Country Exposures

(as a % of net assets)*

Value	Value
United States	86.1%
Canada	1.7%
Taiwan	1.4%
China	1.4%
India	1.3%
Netherlands	1.1%
Sweden	0.9%
Korea,Republic of	0.8%
Germany	0.6%
Other	4.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Annual Shareholder Report - December 31, 2025

TA Shares: BWBTX

Annual Shareholder Report - December 31, 2025

Baron WealthBuilder Fund

Institutional: BWBIX

This annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and a series of U.S. Federal Reserve rate cuts helped push markets to new record highs. Smaller cap growth stocks trailed large caps for a fifth straight year. Given this backdrop, the Fund underperformed largely due to its elevated exposure to small- and mid-cap growth stocks via positions in Baron Growth, Small Cap, Discovery, and Asset, which together accounted for approximately 40% of average assets. Exposure to Baron Real Estate, Real Estate Income, and Health Care that are heavily invested in certain sectors that were out of favor during the year (Real Estate, REITs, and Health Care) and lower exposure to the prime beneficiaries of AI (semiconductors) also proved costly.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$999,092
3/31/18	$1,024,000	$992,409	$988,766
6/30/18	$1,074,000	$1,026,487	$994,765
9/30/18	$1,119,000	$1,105,637	$1,037,310
12/31/18	$936,233	$956,158	$905,034
3/31/19	$1,112,465	$1,086,653	$1,015,222
6/30/19	$1,177,551	$1,133,421	$1,051,890
9/30/19	$1,152,993	$1,152,670	$1,051,618
12/31/19	$1,277,865	$1,257,217	$1,145,749
3/31/20	$1,041,648	$1,010,827	$900,957
6/30/20	$1,411,063	$1,218,485	$1,074,112
9/30/20	$1,690,310	$1,327,287	$1,161,440
12/31/20	$2,080,960	$1,488,530	$1,331,989
3/31/21	$2,107,368	$1,580,445	$1,392,879
6/30/21	$2,276,380	$1,715,556	$1,495,859
9/30/21	$2,289,056	$1,725,541	$1,480,088
12/31/21	$2,428,424	$1,915,818	$1,578,904
3/31/22	$2,103,667	$1,827,719	$1,494,262
6/30/22	$1,636,062	$1,533,435	$1,260,253
9/30/22	$1,618,614	$1,458,563	$1,174,308
12/31/22	$1,637,047	$1,568,846	$1,288,954
3/31/23	$1,807,549	$1,686,464	$1,383,123
6/30/23	$1,941,185	$1,833,898	$1,468,562
9/30/23	$1,847,333	$1,773,866	$1,418,593
12/31/23	$2,058,227	$1,981,259	$1,575,126
3/31/24	$2,158,488	$2,190,400	$1,703,329
6/30/24	$2,102,019	$2,284,231	$1,753,128
9/30/24	$2,315,798	$2,418,694	$1,869,077
12/31/24	$2,443,749	$2,476,964	$1,850,595
3/31/25	$2,251,246	$2,371,145	$1,826,083
6/30/25	$2,486,399	$2,630,605	$2,036,569
9/30/25	$2,566,044	$2,844,328	$2,191,813
12/31/25	$2,691,896	$2,919,845	$2,263,970

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	10.15%	5.28%	13.16%
S&P 500 Index	17.88%	14.42%	14.32%
MSCI ACWI Index	22.34%	11.19%	10.76%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$559,087,397
# of Issuers	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Baron WealthBuilder Fund

December 31, 2025

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*Footnote Reference*

Consumer Discretionary	20.3%
Financials	20.1%
Information Technology	19.0%
Industrials	16.8%
Health Care	9.8%
Real Estate	7.0%
Communication Services	5.2%
Materials	1.1%
Consumer Staples	0.4%
Energy	0.1%
Utilities	0.0%Footnote Reference‡
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Country Exposures

(as a % of net assets)*

Value	Value
United States	86.1%
Canada	1.7%
Taiwan	1.4%
China	1.4%
India	1.3%
Netherlands	1.1%
Sweden	0.9%
Korea,Republic of	0.8%
Germany	0.6%
Other	4.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Annual Shareholder Report - December 31, 2025

Institutional: BWBIX

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@BaronCapitalGroup.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Alex Yemenidjian, Thomas J. Folliard, and Marvelle Sullivan. Mr. Yemenidjian, Mr. Folliard, and Ms. Sullivan are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended December 31, 2024 and December 31, 2025:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2025	2024
Baron Select Funds	$440,125	$527,775

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2025	2024
Baron Select Funds	$0	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2025	2024
Baron Select Funds	$127,126	$159,893

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2025	2024
Baron Select Funds	$0	$0

e)	Audit Committee Pre-Approval Policies and Procedures

(1)

Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors;

(2)	0% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

	2025	2024
Baron Select Funds	$127,126	$159,893

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Alex Yemenidjian, Thomas J. Folliard, and Marvelle Sullivan.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Opportunity Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron India Fund

December 31, 2025

Baron Funds®

Baron Select Funds

Annual Financial Statements and Other Important Information

Baron Partners Fund
Retail Shares: BPTRX	Institutional Shares: BPTIX	R6 Shares: BPTUX
Baron Focused Growth Fund
Retail Shares: BFGFX	Institutional Shares: BFGIX	R6 Shares: BFGUX
Baron International Growth Fund
Retail Shares: BIGFX	Institutional Shares: BINIX	R6 Shares: BIGUX
Baron Real Estate Fund
Retail Shares: BREFX	Institutional Shares: BREIX	R6 Shares: BREUX
Baron Emerging Markets Fund
Retail Shares: BEXFX	Institutional Shares: BEXIX	R6 Shares: BEXUX
Baron Global Opportunity Fund
Retail Shares: BGAFX	Institutional Shares: BGAIX	R6 Shares: BGLUX
Baron Real Estate Income Fund
Retail Shares: BRIFX	Institutional Shares: BRIIX	R6 Shares: BRIUX
Baron Health Care Fund
Retail Shares: BHCFX	Institutional Shares: BHCHX	R6 Shares: BHCUX
Baron India Fund
Retail Shares: BINRX	Institutional Shares: BINDX	R6 Shares: BINUX

DEAR BARON SELECT FUNDS SHAREHOLDER:

In this report, you will find audited financial statements and other important information for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, and Baron India Fund (the Funds) for the year ended December 31, 2025.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer February 27, 2026	Patrick M. Patalino Chief Operating Officer February 27, 2026	Christopher Snively Chief Financial Officer and Treasurer February 27, 2026

These Annual Financial Statements are for the Baron Select Funds, which currently has 10 series: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron WealthBuilder Fund, and Baron India Fund. Baron WealthBuilder Fund is included in separate Financial Statements. If you are interested in Baron WealthBuilder Fund, Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, or Baron ETF Trust, which contains Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, and Baron Technology ETF, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the Securities and Exchange Commission’s (SEC) website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Partners Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (78.63%)
Communication Services (1.49%)
	Movies & Entertainment (1.49%)
225,000	Spotify Technology SA1,2,6	$36,152,862	$130,659,750
988,065	StubHub Holdings, Inc., Cl A1,3	50,000,041	13,368,520

Total Communication Services		86,152,903	144,028,270

Consumer Discretionary (42.01%)
	Automobile Manufacturers (29.96%)
6,455,000	Tesla, Inc.[1,5,6]	95,897,630	2,902,942,600
	Casinos & Gaming (1.28%)
2,000,000	Red Rock Resorts, Inc., Cl A6	73,791,427	123,900,000
	Footwear (1.09%)
2,575,000	Birkenstock Holding PLC[1,2,6]	113,141,007	105,317,500

	Hotels, Resorts & Cruise Lines (7.54%)
2,100,000	Choice Hotels International, Inc.[6]	208,182,868	200,046,000
3,310,000	Hyatt Hotels Corp., Cl A6	114,517,357	530,659,200

		322,700,225	730,705,200
	Leisure Facilities (2.14%)
1,560,000	Vail Resorts, Inc.[6]	159,089,831	207,168,000

Total Consumer Discretionary		764,620,120	4,070,033,300

Financials (19.28%)
	Financial Exchanges & Data (8.63%)
1,300,000	FactSet Research Systems, Inc.[6]	264,314,080	377,247,000
800,000	MSCI, Inc.[6]	396,396,488	458,984,000

		660,710,568	836,231,000
	Investment Banking & Brokerage (4.54%)
4,400,000	The Charles Schwab Corp.[6]	113,630,269	439,604,000
	Property & Casualty Insurance (6.11%)
6,175,000	Arch Capital Group Ltd. [1,2,6]	27,361,902	592,306,000

Total Financials		801,702,739	1,868,141,000

Health Care (4.33%)
	Health Care Equipment (4.33%)
620,000	IDEXX Laboratories, Inc.[1,6]	27,074,536	419,448,600

Industrials (0.73%)
	Aerospace & Defense (0.73%)
125,625	HEICO Corp.[6]	9,632,520	40,650,994
116,875	HEICO Corp., Cl A6	7,586,429	29,502,756

Total Industrials		17,218,949	70,153,750

Shares		Cost	Value
Common Stocks (continued)
Information Technology (5.21%)
	Application Software (2.01%)
476,412	Figma, Inc., Cl A1,6	$15,721,596	$17,803,516
880,000	Guidewire Software, Inc.[1,6]	71,023,556	176,888,800

		86,745,152	194,692,316
	IT Consulting & Other Services (3.20%)
1,230,000	Gartner, Inc.[1,6]	216,702,960	310,304,400

Total Information Technology		303,448,112	504,996,716

Real Estate (5.58%)
	Other Specialized REITs (0.82%)
1,775,000	Gaming and Leisure Properties, Inc.[6]	54,880,338	79,324,750
	Real Estate Services (4.76%)
6,865,000	CoStar Group, Inc.[1,6]	92,989,423	461,602,600

Total Real Estate		147,869,761	540,927,350

Total Common Stocks		2,148,087,120	7,617,728,986

Private Common Stocks (12.24%)

Communication Services (1.30%)
	Interactive Media & Services (1.30%)
1,665,754	X.AI Holdings Corp., Cl A1,3,4,8	60,000,000	125,697,796

Industrials (10.94%)
	Aerospace & Defense (10.94%)
2,216,310	Space Exploration Technologies Corp., Cl A1,3,4,8	29,920,185	933,066,510
302,210	Space Exploration Technologies Corp., Cl C1,3,4,8	4,079,835	127,230,410

Total Industrials		34,000,020	1,060,296,920

Total Private Common Stocks		94,000,020	1,185,994,716

Private Convertible Preferred Stocks (0.00%)
Unclassified (0.00%)
	Unclassified (0.00%)
21,213,656	Northvolt AB, Series E2 (Sweden)[1,2,3,7,8]	7,843,621	0

2	See Notes to Financial Statements.

December 31, 2025	Baron Partners Fund

PORTFOLIO OF INVESTMENTS (Continued)

Shares		Cost	Value
Private Preferred Stocks (21.42%)
Communication Services (0.26%)
	Interactive Media & Services (0.26%)
331,301	X.AI Holdings Corp., Series E1,3,4,8	$24,999,974	$24,999,974

Industrials (21.16%)
	Aerospace & Defense (21.16%)
311,111	Space Exploration Technologies Corp., Cl H1,3,4,8	41,999,985	1,309,777,310
131,657	Space Exploration Technologies Corp., Cl I1,3,4,8	22,250,032	554,275,970
44,146	Space Exploration Technologies Corp., Series N1,3,4,8	11,919,420	185,854,660

Total Industrials		76,169,437	2,049,907,940

Total Private Preferred Stocks		101,169,411	2,074,907,914

Total Investments (112.29%)		$2,351,100,172	10,878,631,616

Liabilities Less Cash and Other Assets (-12.29%)			(1,190,832,592)

Net Assets			$9,687,799,024

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2025, the market value of restricted securities amounted to $3,274,271,150 or 33.80% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/ classifications are not supported by S&P or MSCI (unaudited).

[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At December 31, 2025, the total market value of pledged securities amounted to $2,384,818,535 or 24.62% of net assets.

[7]	The Adviser reclassified sector and sub-industry to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Focused Growth Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (74.22%)
Communication Services (5.56%)
	Movies & Entertainment (5.56%)
265,000	Live Nation Entertainment, Inc.[1]	$35,488,718	$37,762,500
262,000	Spotify Technology SA1,2	35,016,218	152,146,020

Total Communication Services		70,504,936	189,908,520

Consumer Discretionary (36.01%)
	Apparel, Accessories & Luxury Goods (2.85%)
8,563,131	Figs, Inc., Cl A1	65,775,811	97,277,168
	Automobile Manufacturers (8.09%)
615,000	Tesla, Inc.[1]	8,168,271	276,577,800
	Casinos & Gaming (5.35%)
875,000	Las Vegas Sands Corp.	33,668,402	56,953,750
2,035,000	Red Rock Resorts, Inc., Cl A	86,323,075	126,068,250

		119,991,477	183,022,000
	Footwear (7.62%)
2,810,000	Birkenstock Holding PLC[1,2]	133,146,511	114,929,000
3,130,000	On Holding AG, Cl A1,2	116,482,505	145,482,400

		249,629,016	260,411,400
	Homebuilding (1.13%)
285,000	Toll Brothers, Inc.	30,630,554	38,537,700
	Hotels, Resorts & Cruise Lines (7.70%)
384,000	Airbnb, Inc., Cl A1	45,306,913	52,116,480
900,000	Choice Hotels International, Inc.	87,624,344	85,734,000
781,500	Hyatt Hotels Corp., Cl A	63,750,712	125,290,080

		196,681,969	263,140,560
	Leisure Facilities (3.27%)
843,000	Vail Resorts, Inc.	130,280,753	111,950,400

Total Consumer Discretionary		801,157,851	1,230,917,028

Financials (14.70%)
	Financial Exchanges & Data (7.08%)
330,000	FactSet Research Systems, Inc.	83,967,818	95,762,700
255,000	MSCI, Inc.	137,904,195	146,301,150

		221,872,013	242,063,850
	Investment Banking & Brokerage (5.09%)
2,160,000	Interactive Brokers Group, Inc., Cl A	47,496,720	138,909,600
567,000	Jefferies Financial Group, Inc.	23,345,515	35,136,990

		70,842,235	174,046,590
	Property & Casualty Insurance (2.53%)
900,000	Arch Capital Group Ltd.[1,2]	25,104,585	86,328,000

Total Financials		317,818,833	502,438,440

Shares		Cost	Value
Common Stocks (continued)
Health Care (4.72%)
	Health Care Equipment (4.72%)
238,500	IDEXX Laboratories, Inc.[1]	$101,512,967	$161,352,405

Industrials (2.32%)
	Research & Consulting Services (2.32%)
355,000	Verisk Analytics, Inc.	76,138,680	79,409,950

Information Technology (8.20%)
	Application Software (5.02%)
169,502	Figma, Inc., Cl A1	5,593,566	6,334,290
572,800	Guidewire Software, Inc.[1]	56,746,264	115,138,528
1,419,900	Samsara, Inc., Cl A1	53,016,498	50,335,455

		115,356,328	171,808,273
	Internet Services & Infrastructure (3.18%)
675,000	Shopify, Inc., Cl A1,2	34,732,649	108,654,750

Total Information Technology		150,088,977	280,463,023

Real Estate (2.71%)
	Real Estate Services (2.71%)
1,376,000	CoStar Group, Inc.[1]	71,503,811	92,522,240

Total Common Stocks		1,588,726,055	2,537,011,606

Private Common Stocks (12.71%)
Industrials (12.71%)
	Aerospace & Defense (12.71%)
732,896	Space Exploration Technologies Corp., Cl A1,3,4,5	48,295,957	308,549,216
299,280	Space Exploration Technologies Corp., Cl C1,3,4,5	39,904,140	125,996,880

Total Private Common Stocks		88,200,097	434,546,096

Private Preferred Stocks (10.33%)
Communication Services (3.69%)
	Interactive Media & Services (3.69%)
1,670,843	X.AI Holdings Corp., Cl B1,3,4,5	19,999,991	126,081,813

Health Care (0.15%)
	Health Care Equipment (0.15%)
99,010	Neuralink Corp., Series E1,3,4,5	5,000,005	5,000,005

4	See Notes to Financial Statements.

December 31, 2025	Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (Continued)

Shares		Cost	Value
Private Preferred Stocks (continued)
Industrials (6.49%)
	Aerospace & Defense (6.49%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,5	$4,000,050	$124,742,300
1,479	Space Exploration Technologies Corp., Cl I1,3,4,5	249,951	6,226,590
12,346	Space Exploration Technologies Corp., Series K1,3,4,5	10,000,260	51,976,660
9,259	Space Exploration Technologies Corp., Series N1,3,4,5	2,499,930	38,980,390

Total Industrials		16,750,191	221,925,940

Total Private Preferred Stocks		41,750,187	353,007,758

Total Investments (97.26%)		$1,718,676,339	3,324,565,460

Cash and Other Assets Less Liabilities (2.74%)			93,515,115

Net Assets			$3,418,080,575

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2025, the market value of restricted securities amounted to $787,553,854 or 23.04% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/ classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron International Growth Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (97.78%)
Australia (2.05%)
548,019	Lynas Rare Earths Ltd.[1,3]	$2,375,610	$4,494,541
48,311	WiseTech Global Ltd.[3]	3,285,174	2,196,436

Total Australia		5,660,784	6,690,977

Brazil (1.20%)
86,059	Afya Ltd., Cl A	1,117,182	1,326,169
214,917	Localiza Rent a Car SA1,3	2,011,721	1,698,256
54,960	XP, Inc., Cl A	956,200	899,695

Total Brazil		4,085,103	3,924,120

Canada (5.13%)
14,922	Agnico Eagle Mines Ltd.	691,600	2,529,727
2,238	Constellation Software, Inc.	49,984	5,383,070
411,795	Lundin Mining Corp.	4,284,861	8,850,645

Total Canada		5,026,445	16,763,442

Chile (0.57%)
27,224	Sociedad Quimica y Minera de Chile SA, ADR[1]	1,268,232	1,873,011

China (9.13%)
25,758	Alibaba Group Holding Limited, ADR	2,351,750	3,775,608
120,806	BYD Co. Ltd., Cl H3	1,838,442	1,476,341
63,774	Contemporary Amperex Technology Co. Ltd., Cl A3	2,076,249	3,353,398
321,012	Full Truck Alliance Co. Ltd., ADR	2,126,674	3,444,459
50,498	GDS Holdings Ltd., ADR[1]	1,842,158	1,762,380
1,147,691	Kingdee International Software Group Co. Ltd.[1,3]	669,626	1,967,573
236,313	Kuaishou Technology, 144A1,3	2,285,606	1,953,460
112,885	Pony AI, Inc., ADR[1]	1,519,839	1,636,832
33,822	Tencent Holdings Limited[3]	263,759	2,595,620
28,886	Tencent Holdings Limited, ADR	1,179,815	2,211,223
93,663	Tencent Music Entertainment Group, ADR	850,955	1,641,912
90,659	Zai Lab Limited, ADR[1]	1,933,756	1,599,225
358,930	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	1,703,598	2,437,169

Total China		20,642,227	29,855,200

Denmark (0.43%)
27,426	Novo Nordisk AS, ADR	2,308,343	1,395,435

France (10.14%)
23,266	Airbus SE3	3,883,254	5,402,918
94,150	BNP Paribas S.A.[3]	3,671,787	8,907,247
8,770	EssilorLuxottica SA3	2,610,113	2,773,055
65,406	Eurofins Scientific SE3	626,089	4,783,036
21,180	Euronext NV, 144A3	3,104,636	3,181,614

Shares		Cost	Value
Common Stocks (continued)
France (continued)
2,411	LVMH Moët Hennessy Louis Vuitton SE3	$539,088	$1,817,257
8,875	Pernod Ricard SA3	954,988	759,933
84,919	TotalEnergies SE3	5,143,375	5,536,548

Total France		20,533,330	33,161,608

Germany (3.09%)
202,402	Deutsche Bank AG	4,743,914	7,804,621
28,258	Symrise AG3	1,395,969	2,289,506

Total Germany		6,139,883	10,094,127

Greece (0.96%)
394,791	Piraeus Bank (formerly, Piraeus Financial Holdings) SA	2,306,046	3,152,133

India (8.13%)
226,104	Bharti Airtel Ltd. PP3	1,159,388	4,256,944
93,973	Centum Electronics Ltd.[3]	2,608,551	2,440,104
650,563	Eternal Ltd.[1,3]	2,013,573	2,016,083
1,100,621	GMR Power & Urban Infra Ltd.[1,3]	1,656,409	1,364,589
37,690	Godrej Properties Ltd.[1,3]	440,051	840,849
45,494	InterGlobe Aviation Ltd., 144A3	1,971,812	2,566,108
383,174	Jio Financial Services Ltd.[3]	869,533	1,258,472
966,962	JM Financial Limited[3]	923,345	1,615,954
26,379	Kaynes Technology India Ltd.[1,3]	839,826	1,177,976
195,730	Max Healthcare Institute Ltd.[3]	1,569,428	2,276,618
198,879	Nippon Life India Asset Management Ltd., 144A3	637,020	1,948,224
186,781	Reliance Industries Limited[3]	1,939,757	3,268,409
32,443	Trent Ltd.[3]	587,898	1,547,234

Total India		17,216,591	26,577,564

Ireland (2.47%)
421,578	Bank of Ireland Group PLC[3]	3,109,952	8,062,805

Israel (2.44%)
8,105	CyberArk Software Ltd.[1]	1,415,409	3,615,316
85,794	Oddity Tech Ltd., Cl A1	2,755,517	3,447,203
8,974	Wix.com Ltd.[1]	396,619	932,309

Total Israel		4,567,545	7,994,828

Italy (1.41%)
19,795	Brunello Cucinelli SpA[3]	2,159,061	2,270,440
115,568	Stevanato Group SpA	2,426,495	2,325,228

Total Italy		4,585,556	4,595,668

6	See Notes to Financial Statements.

December 31, 2025	Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (Continued)

Shares		Cost	Value
Common Stocks (continued)
Japan (13.97%)
241,280	Ajinomoto Co., Inc.[3]	$4,481,438	$5,100,656
489,104	Japan Exchange Group, Inc.[3]	5,149,194	5,220,478
13,439	Keyence Corporation[3]	3,848,721	4,861,218
422,964	Mitsubishi UFJ Financial Group, Inc., ADR	3,960,098	6,708,209
197,100	Mitsui Fudosan Co. Ltd.[3]	2,270,310	2,239,898
725,798	Nomura Holdings, Inc.[3]	5,257,662	6,046,238
16,500	Recruit Holdings Co, Ltd.[3]	250,235	927,161
152,700	SMS Co. Ltd.[3]	2,786,159	1,314,965
221,370	Sumitomo Mitsui Financial Group, Inc.[3]	3,134,615	7,119,572
27,540	Tokyo Electron Limited[3]	3,235,497	6,133,909

Total Japan		34,373,929	45,672,304

Korea, Republic of (5.39%)
82,449	Coupang, Inc.[1]	942,142	1,944,972
7,287	HD Hyundai Heavy Industries Co. Ltd.[3]	664,681	2,568,296
17,967	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[3]	1,156,121	5,069,777
25,468	ISC Co. Ltd.[3]	1,039,083	1,967,875
10,589	Park Systems Corp.[3]	1,387,334	1,537,687
30,233	Samsung Electronics Co., Ltd.[3]	2,160,939	2,533,976
4,426	SK Hynix, Inc.[3]	594,338	2,004,437

Total Korea, Republic of		7,944,638	17,627,020

Netherlands (7.05%)
128,087	AMG Critical Materials NV3	2,942,843	4,267,095
13,049	argenx SE, ADR[1]	365,763	10,973,556
41,990	Prosus NV3	1,473,321	2,599,977
199,193	Universal Music Group NV3	4,316,153	5,192,928

Total Netherlands		9,098,080	23,033,556

Peru (1.74%)
19,865	Credicorp, Ltd.	2,931,265	5,701,255

Poland (1.06%)
281,347	InPost SA1,3	1,980,758	3,457,394

Russia (0.00%)^
487,800	Sberbank of Russia PJSC[1,2,4]	1,650,983	357

Spain (1.99%)
686,780	eDreams ODIGEO SA1,3	4,396,976	3,210,715
50,191	Industria de Diseno Textil, S.A.[3]	1,406,803	3,310,832

Total Spain		5,803,779	6,521,547

Sweden (1.65%)
239,084	Epiroc AB, Cl A3	3,811,164	5,389,400

Shares		Cost	Value
Common Stocks (continued)
Switzerland (2.63%)
9,135	Compagnie Financiere Richemont SA, Cl A3	$1,259,491	$1,969,971
41,363	Nestle S.A.[3]	3,784,709	4,105,655
54,377	On Holding AG, Cl A1	2,719,513	2,527,443

Total Switzerland		7,763,713	8,603,069

Taiwan (4.71%)
20,635	eMemory Technology, Inc.[3]	1,542,751	1,133,301
290,330	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	5,828,948	14,271,826

Total Taiwan		7,371,699	15,405,127

United Kingdom (6.72%)
73,025	AstraZeneca PLC, ADR	2,601,115	6,713,188
151,656	BAE Systems PLC[3]	2,622,249	3,490,372
129,580	Experian plc[3]	2,321,033	5,842,316
13,926	Linde Public Limited Company[3]	1,992,614	5,917,904

Total United Kingdom		9,537,011	21,963,780

United States (3.72%)
38,777	Agilent Technologies, Inc.	1,385,217	5,276,386
71,655	Arch Capital Group Ltd.[1]	1,227,334	6,873,148

Total United States		2,612,551	12,149,534

Total Common Stocks		192,329,607	319,665,261

Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	0	0

Total Investments (97.78%)		$192,329,607	319,665,261

Cash and Other Assets Less Liabilities (2.22%)			7,249,941

Net Assets			$326,915,202

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At December 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $357 or 0.00% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the market value of Rule 144A securities amounted to $9,649,406 or 2.95% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	7

Baron International Growth Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS (Continued)

Summary of Investments by Sector as of December 31, 2025	Percentage of Net Assets

Financials	22.8%

Information Technology	17.0%

Industrials	14.0%

Health Care	11.7%

Consumer Discretionary	9.9%

Materials	9.2%

Communication Services	5.5%

Consumer Staples	4.1%

Energy	2.7%

Real Estate	0.9%

Cash and Cash Equivalents*	2.2%
	100.0	% **

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

8	See Notes to Financial Statements.

December 31, 2025	Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (98.44%)
Consumer Discretionary (27.52%)
	Casinos & Gaming (6.57%)
521,200	Las Vegas Sands Corp.	$21,938,793	$33,924,908
655,949	Red Rock Resorts, Inc., Cl A	14,794,046	40,636,040
651,478	Wynn Resorts Ltd.	53,643,713	78,392,348

		90,376,552	152,953,296
	Home Improvement Retail (2.26%)
218,466	Lowe’s Companies, Inc.	46,909,520	52,685,261

	Homebuilding (10.15%)
36,500	Cavco Industries, Inc.[1]	20,592,585	21,562,010
714,114	Champion Homes, Inc.[1]	55,069,919	60,342,633
83,687	Installed Building Products, Inc.	11,413,997	21,707,571
394,100	Taylor Morrison Home Corp.[1]	23,220,161	23,200,667
809,800	Toll Brothers, Inc.	66,295,985	109,501,156

		176,592,647	236,314,037
	Hotels, Resorts & Cruise Lines (8.54%)
477,666	Airbnb, Inc., Cl A1	55,486,883	64,828,829
218,900	Hilton Worldwide Holdings, Inc.	34,287,301	62,879,025
442,500	Hyatt Hotels Corp., Cl A	53,482,747	70,941,600

		143,256,931	198,649,454

Total Consumer Discretionary		457,135,650	640,602,048

Financials (12.77%)
	Asset Management & Custody Banks (10.40%)
431,900	Blackstone, Inc.	43,120,958	66,573,066
881,160	Brookfield Asset Management Ltd., Cl A2	33,124,546	46,163,972
2,816,050	Brookfield Corp., Cl A2	78,395,647	129,228,535

		154,641,151	241,965,573
	Commercial & Residential Mortgage Finance (1.14%)
1,376,300	Rocket Cos., Inc., Cl A1	25,901,263	26,645,168

	Mortgage REITs (1.23%)
1,498,050	Blackstone Mortgage Trust, Inc., Cl A	27,700,173	28,657,696

Total Financials		208,242,587	297,268,437

Industrials (7.12%)
	Building Products (4.34%)
340,450	AAON, Inc.	26,426,970	25,959,313
290,000	Advanced Drainage Systems, Inc.	33,790,661	42,000,700
661,764	Fortune Brands Innovations, Inc.	33,456,628	33,101,435

		93,674,259	101,061,448
	Construction & Engineering (0.27%)
143,281	Legence Corp., Cl A1	4,253,127	6,166,814

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Trading Companies & Distributors (2.51%)
469,535	SiteOne Landscape Supply, Inc.[1]	$55,014,087	$58,485,280

Total Industrials		152,941,473	165,713,542

Information Technology (1.47%)
	Internet Services & Infrastructure (1.47%)
977,575	GDS Holdings Ltd., ADR[1,2]	14,427,768	34,117,368

Materials (8.88%)
	Construction Materials (6.56%)
741,400	CRH PLC[2]	73,124,460	92,526,720
211,095	Vulcan Materials Co.	45,884,282	60,208,516

		119,008,742	152,735,236
	Forest Products (2.32%)
667,652	Louisiana-Pacific Corp.	58,754,264	53,919,576

Total Materials		177,763,006	206,654,812

Real Estate (40.68%)
	Data Center REITs (2.88%)
81,651	Digital Realty Trust, Inc.	10,292,263	12,632,226
70,965	Equinix, Inc.	38,488,632	54,370,544

		48,780,895	67,002,770
	Health Care REITs (8.63%)
853,000	Ventas, Inc.	64,992,135	66,005,140
726,313	Welltower, Inc.	69,559,946	134,810,956

		134,552,081	200,816,096
	Industrial REITs (5.66%)
1,624,700	Goodman Group, (Australia)[2,3]	36,199,681	33,433,338
770,700	Prologis, Inc.	86,261,431	98,387,562

		122,461,112	131,820,900
	Multi-Family Residential REITs (1.42%)
525,300	Equity Residential	32,758,729	33,114,912

	Office REITs (0.50%)
171,700	BXP, Inc.	12,053,564	11,586,316

	Real Estate Services (16.86%)
799,898	CBRE Group, Inc., Cl A1	73,203,043	128,615,599
1,018,963	CoStar Group, Inc.[1]	68,372,091	68,515,072
1,457,850	Cushman & Wakefield Ltd.[1,2]	23,594,989	23,602,592
510,242	Jones Lang LaSalle, Inc.[1]	104,827,910	171,681,126

		269,998,033	392,414,389

	Retail REITs (3.22%)
2,472,514	The Macerich Co.	40,561,162	45,642,608
158,650	Simon Property Group, Inc.	25,834,901	29,367,702

		66,396,063	75,010,310

See Notes to Financial Statements.	9

Baron Real Estate Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS (Continued)

Shares		Cost	Value
Common Stocks (continued)

Real Estate (continued)
	Telecom Tower REITs (1.51%)
200,085	American Tower Corp.	$35,911,606	$35,128,923

Total Real Estate		722,912,083	946,894,616

Total Investments (98.44%)		$1,733,422,567	2,291,250,823

Cash and Other Assets Less Liabilities (1.56%)			36,320,968

Net Assets			$2,327,571,791

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

10	See Notes to Financial Statements.

December 31, 2025	Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (99.38%)
Argentina (0.80%)
14,095	MercadoLibre, Inc.[1]	$27,245,018	$28,390,995

Brazil (4.86%)
925,480	Afya Ltd., Cl A	18,609,655	14,261,647
4,188,048	Banco BTG Pactual SA3	28,929,004	40,120,955
9,630,305	GPS Participacoes e Empreendimentos SA, 144A3	23,351,538	28,315,207
1,008,173	Inter & Co., Inc., BDR[3]	4,043,419	8,572,311
5,272,501	Localiza Rent a Car SA1,3	31,397,924	41,662,863
1,351,153	NU Holdings Ltd., Cl A1	21,716,112	22,618,301
1,011,702	XP, Inc., Cl A	12,348,633	16,561,562

Total Brazil		140,396,285	172,112,846

Chile (0.93%)
478,333	Sociedad Quimica y Minera de Chile SA, ADR[1]	21,460,149	32,909,310

China (27.18%)
934,105	Alibaba Group Holding Limited, ADR	88,630,573	136,921,111
2,577,086	BYD Co. Ltd., Cl H3	36,803,430	31,493,940
16,116,638	China Mengniu Dairy Co. Ltd.[3]	28,378,096	30,936,664
1,649,500	Contemporary Amperex Technology Co. Ltd., Cl A3	46,770,814	86,734,893
4,869,031	Full Truck Alliance Co. Ltd., ADR	33,415,475	52,244,703
3,436,750	Fuyao Glass Industry Group Co. Ltd., Cl A3	23,788,268	31,861,516
1,047,678	GDS Holdings Ltd., ADR[1]	37,101,579	36,563,962
3,007,093	Jiangsu Hengli Hydraulic Co. Ltd., Cl A3	23,623,603	47,258,357
28,558,633	Kingdee International Software Group Co. Ltd.[1,3]	15,938,898	48,960,213
4,911,081	Kuaishou Technology, 144A1,3	46,775,866	40,597,003
2,212,113	Pony AI, Inc., ADR[1]	29,823,948	32,075,638
5,850,207	SF Holding Co. Ltd., Cl H3	26,044,959	26,085,058
1,961,346	Tencent Holdings Limited[3]	33,798,365	150,520,619
372,856	Tencent Holdings Limited, ADR	15,366,889	28,542,127
1,764,998	Tencent Music Entertainment Group, ADR	18,685,652	30,940,415
2,962,955	Wuxi Biologics Cayman, Inc., 144A1,3	7,550,588	11,981,636
841,016	XPeng, Inc., ADR[1]	15,496,572	17,055,804
725,673	XPeng, Inc., Cl A1,3	5,208,491	7,378,546
1,179,109	Zai Lab Limited, ADR[1]	23,303,045	20,799,483
8,498,344	Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl H3	27,798,585	41,974,532
7,620,832	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	35,111,821	51,746,174

Total China		619,415,517	962,672,394

Shares		Cost	Value
Common Stocks (continued)
Greece (1.06%)
4,699,668	Piraeus Bank (formerly, Piraeus Financial Holdings) SA	$28,021,853	$37,523,600

India (25.45%)
6,935,389	Bajaj Finance Limited[3]	34,913,532	76,268,380
5,383,632	Bharat Electronics Ltd.[3]	25,407,556	23,963,619
3,022,347	Bharti Airtel Ltd.[3]	21,075,238	70,938,964
730,401	Bharti Airtel Ltd. PP3	1,390,218	13,751,533
1,063,553	Cholamandalam Investment & Finance Co. Ltd.[3]	16,220,732	20,173,141
656,193	Cummins India Ltd.[3]	25,911,363	32,383,708
5,570,336	DCW Ltd.[3]	6,204,179	3,617,312
10,400,268	Eternal Ltd.[1,3]	32,009,609	32,230,243
1,372,408	Godrej Consumer Products Ltd.[3]	15,069,859	18,680,149
724,998	Godrej Properties Ltd.[1,3]	13,002,018	16,174,417
3,124,601	HDFC Bank Ltd.[3]	27,923,793	34,517,130
739,461	InterGlobe Aviation Ltd., 144A3	29,700,043	41,709,604
5,880,974	Jio Financial Services Ltd.[3]	13,454,933	19,315,099
21,289,939	JM Financial Limited[3]	22,679,528	35,579,027
448,053	Kaynes Technology India Ltd.[1,3]	14,690,275	20,008,173
1,275,933	Kotak Mahindra Bank Ltd.[3]	29,514,445	31,299,215
670,046	Mahindra & Mahindra Ltd.[3]	15,855,407	27,672,262
4,052,398	Max Healthcare Institute Ltd.[3]	39,067,149	47,135,142
3,622,817	Nippon Life India Asset Management Ltd., 144A3	11,604,068	35,489,214
1,129,325	Nuvama Wealth Management Ltd.[3]	7,590,364	18,597,468
13,643,347	Pine Labs Ltd., 144A1,2	39,999,997	36,329,373
9,638,530	Power Grid Corp. of India Ltd.[3]	36,180,350	28,421,695
2,863,804	Reliance Industries Limited[3]	27,133,339	50,112,604
1,870,192	SBI Life Insurance Company Limited, 144A3	19,234,012	42,391,700
471,922	SRF Ltd.[3]	14,719,823	16,169,807
8,882,772	Swiggy Ltd.[1,3]	42,358,666	38,237,866
1,159,644	Tata Communications Ltd.[3]	12,251,059	23,551,863
1,327,155	Tata Consumer Products Ltd.[3]	10,255,142	17,600,717
609,323	Trent Ltd.[3]	11,904,374	29,059,126

Total India		617,321,071	901,378,551

Korea, Republic of (15.30%)
1,766,295	Coupang, Inc.[1]	20,516,881	41,666,899
431,079	Doosan Enerbility Co. Ltd.[1,3]	8,325,074	22,547,181
461,247	Hanwha Systems Co. Ltd.[3]	7,433,566	17,421,073
111,052	HD Hyundai Heavy Industries Co. Ltd.[3]	5,819,319	39,140,164
304,677	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[3]	22,714,291	85,971,196
475,181	HPSP Co. Ltd.[3]	10,608,359	11,068,338

See Notes to Financial Statements.	11

Baron Emerging Markets Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS (Continued)

Shares		Cost	Value
Common Stocks (continued)
Korea, Republic of (continued)
265,630	Hyundai Glovis Co. Ltd.[3]	$26,408,994	$33,342,005
476,036	ISC Co. Ltd.[3]	17,504,748	36,782,609
287,484	Korea Aerospace Industries Ltd.[3]	9,489,171	22,778,188
92,801	Park Systems Corp.[3]	11,856,145	13,476,144
19,095	Samsung Biologics Co. Ltd., 144A1,3	20,168,744	22,421,051
1,424,710	Samsung Electronics Co., Ltd.[3]	51,126,725	119,411,912
10,263	Samsung Episholdings Co. Ltd.[1]	2,397,176	5,293,401
155,906	SK Hynix, Inc.[3]	17,999,980	70,606,369

Total Korea, Republic of		232,369,173	541,926,530

Mexico (1.50%)
5,629,188	Grupo Mexico S.A.B. de C.V., Series B	13,400,546	53,204,931

Peru (1.92%)
236,839	Credicorp, Ltd.	28,528,730	67,972,793

Philippines (0.84%)
12,982,090	BDO Unibank, Inc.[3]	21,217,265	29,649,617

Poland (1.23%)
3,542,313	InPost SA1,3	32,219,846	43,530,483

Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC[1,2,4]	64,430,586	13,138

South Africa (2.21%)
2,036,599	Absa Group Ltd.[3]	25,199,624	29,434,687
4,931,934	FirstRand Ltd.[3]	23,956,395	27,026,950
329,615	Naspers Ltd., N Shares[3]	9,253,691	21,982,506

Total South Africa		58,409,710	78,444,143

Spain (0.49%)
2,176,630	Codere Online Luxembourg, S.A. Private Shares[1]	18,185,897	17,478,339

Taiwan (15.40%)
97,743	ASPEED Technology, Inc.[3]	10,144,310	22,487,749
767,181	Chroma ATE, Inc.[3]	7,458,387	18,975,035
1,688,815	Delta Electronics, Inc.[3]	5,826,022	51,515,502
3,151,216	E Ink Holdings, Inc.[3]	25,602,279	19,798,882
302,226	eMemory Technology, Inc.[3]	23,084,215	16,598,640
8,250,287	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	150,471,997	405,561,467
34,442	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	600,951	10,466,580

Total Taiwan		223,188,161	545,403,855

United Arab Emirates (0.21%)
28,541,528	Talabat Holding PLC[3]	12,432,840	7,289,099

Total Common Stocks		2,158,242,647	3,519,900,624

Shares		Cost	Value
Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
15,334	Think & Learn Private Limited, Series F1,2,4	$49,776,072	$70,046

Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50 [1]	0	10,740

Total Investments (99.38%)		$2,208,018,719	3,519,981,410

Cash and Other Assets Less Liabilities (0.62%)			21,812,635

Net Assets			$3,541,794,045

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At December 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $36,412,557 or 1.03% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the market value of Rule 144A securities amounted to $259,234,788 or 7.32% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of December 31, 2025	Percentage of Net Assets

Information Technology	26.4%

Industrials	19.4%

Financials	17.8%

Consumer Discretionary	15.1%

Communication Services	10.1%

Health Care	3.0%

Materials	3.0%

Consumer Staples	1.9%

Energy	1.4%

Utilities	0.8%

Real Estate	0.5%

Cash and Cash Equivalents*	0.6%
100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

12	See Notes to Financial Statements.

December 31, 2025	Baron Global Opportunity Fund

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (80.89%)
Argentina (6.25%)
22,871	MercadoLibre, Inc.[1]	$11,646,784	$46,068,140

Brazil (3.64%)
416,760	Afya Ltd., Cl A	7,447,704	6,422,272
1,218,404	NU Holdings Ltd., Cl A1	14,892,736	20,396,083

Total Brazil		22,340,440	26,818,355

Canada (5.63%)
257,699	Shopify, Inc., Cl A1	9,758,407	41,481,808

China (2.87%)
441,040	GDS Holdings Ltd., ADR[1]	6,233,704	15,392,296
51,155	PDD Holdings, Inc., ADR[1]	7,069,327	5,800,465

Total China		13,303,031	21,192,761

India (6.51%)
2,272,718	Bajaj Finance Limited[3]	14,022,343	24,993,049
7,408,729	Eternal Ltd.[1,3]	13,553,207	22,959,518

Total India		27,575,550	47,952,567

Israel (1.81%)
231,622	Fiverr International Ltd.[1]	5,280,620	4,576,851
84,698	Wix.com Ltd.[1]	8,219,775	8,799,275

Total Israel		13,500,395	13,376,126

Korea, Republic of (3.56%)
1,112,089	Coupang, Inc.[1]	17,833,026	26,234,180

Netherlands (8.17%)
8,934	Adyen N.V., 144A1,3	6,863,044	14,406,740
32,477	argenx SE, ADR[1]	1,592,288	27,311,533
17,155	ASML Holding N.V.[3]	3,495,349	18,484,859

Total Netherlands		11,950,681	60,203,132

Poland (1.34%)
802,024	InPost SA1,3	9,445,913	9,855,846

Spain (1.31%)
827,902	Codere Online Luxembourg S.A.[1]	7,576,156	6,648,053
375,992	Codere Online Luxembourg, S.A. Private Shares[1]	2,714,710	3,019,216

Total Spain		10,290,866	9,667,269

Shares		Cost	Value
Common Stocks (continued)
Taiwan (5.09%)
123,587	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$27,665,859	$37,556,853

United States (34.71%)
128,187	Amazon.com, Inc.[1]	29,738,511	29,588,123
16,396	Billiontoone, Inc., Cl A1	983,760	1,341,849
109,976	Block, Inc.[1]	9,647,337	7,158,338
101,715	Cloudflare, Inc., Cl A1	2,267,119	20,053,112
25,825	Crowdstrike Holdings, Inc., Cl A1	5,102,677	12,105,727
125,157	Datadog, Inc., Cl A1	5,157,932	17,020,100
40,494	Figma, Inc., Cl A1	1,336,302	1,513,261
154	GRAIL, Inc.[1]	7,341	13,181
154,807	HeartFlow, Inc.[1]	3,853,287	4,512,624
92,028	Illumina, Inc.[1]	9,839,166	12,070,392
1,744,399	indie Semiconductor, Inc., Cl A1	9,330,953	6,157,728
163,103	Loar Holdings, Inc.[1]	12,634,501	11,091,004
413,617	Netskope, Inc., Cl A1	8,570,735	7,254,842
356,883	NVIDIA Corp.	6,728,358	66,558,680
188,611	SailPoint, Inc.[1]	4,148,024	3,815,601
45,099	ServiceTitan, Inc., Cl A1	3,636,169	4,803,044
95,516	Snowflake, Inc., Cl A1	11,461,920	20,952,390
27,899	Tesla, Inc.[1]	6,610,652	12,546,738
74,811	Viking Therapeutics, Inc.[1]	4,953,838	2,631,851
65,339	Zscaler, Inc.[1]	4,713,393	14,696,048

Total United States		140,721,975	255,884,633

Total Common Stocks		316,032,927	596,291,670

Private Common Stocks (18.77%)
United States (18.77%)
299,761	Farmers Business Network, Inc.[1,2,4]	12,250,007	557,556
252,130	Space Exploration Technologies Corp., Cl A1,2,4	11,571,518	106,146,730
75,250	Space Exploration Technologies Corp., Cl C1,2,4	3,428,124	31,680,250

Total Private Common Stocks		27,249,649	138,384,536

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F1,2,4	29,867,591	42,030

See Notes to Financial Statements.	13

Baron Global Opportunity Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS (Continued)

Shares		Cost	Value
Warrants (0.05%)
Israel (0.00%)^
228,748	Taboola.com Ltd., Exp. 12/31/2027 exercise price USD 11.50[1]	$417,099	$8,372

Spain (0.05%)
502,360	Codere Online Luxembourg SA, Exp. 11/30/2026 exercise price USD 11.50[1]	845,632	406,912

Total Warrants		1,262,731	415,284

Total Investments (99.72%)		$374,412,898	735,133,520

Cash and Other Assets Less Liabilities (0.28%)			2,035,840

Net Assets			$737,169,360

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At December 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $138,426,566 or 18.78% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the market value of Rule 144A securities amounted to $14,406,740 or 1.95% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of December 31, 2025	Percentage of Net Assets

Information Technology	40.2%

Industrials	22.1%

Consumer Discretionary	21.7%

Financials	9.1%

Health Care	6.5%

Unclassified	0.1%

Communication Services	0.0	%†

Cash and Cash Equivalents*	0.3%
	100.0	% **
†	Rounds to less than 0.1%.
*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

14	See Notes to Financial Statements.

December 31, 2025	Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (96.17%)
Consumer Discretionary (8.28%)
	Casinos & Gaming (3.84%)
61,969	Las Vegas Sands Corp.	$3,028,316	$4,033,562
49,233	Wynn Resorts Ltd.	3,861,734	5,924,207

		6,890,050	9,957,769
	Homebuilding (1.69%)
32,315	Toll Brothers, Inc.	3,312,197	4,369,634
	Hotels, Resorts & Cruise Lines (1.09%)
37,279	Wyndham Hotels & Resorts, Inc.	2,876,475	2,816,801
	Leisure Facilities (1.66%)
32,373	Vail Resorts, Inc.	4,789, 294	4,299,135

Total Consumer Discretionary		17,868,016	21,443,339

Financials (9.20%)
	Asset Management & Custody Banks (6.86%)
30,907	Blackstone, Inc.	4,323,705	4,764,005
225,540	Brookfield Corp., Cl A2	7,450,418	10,350,031
50,239	Brookfield Asset Management Ltd., Cl A2	1,629,003	2,632,021

		13,403,126	17,746,057
	Mortgage REITs (2.34%)
316,971	Blackstone Mortgage Trust, Inc., Cl A	5,869,805	6,063,655

Total Financials		19,272,931	23,809,712

Industrials (1.28%)
	Building Products (1.28%)
66,199	Fortune Brands Innovations, Inc.	3,228,461	3,311,274

Information Technology (1.67%)
	Internet Services & Infrastructure (1.67%)
123,642	GDS Holdings Ltd., ADR [1,2]	2,836,262	4,315,106

Materials (2.91%)
	Construction Materials (2.91%)
60,430	CRH PLC[2]	6,092,211	7,541,664

Real Estate (72.83%)
	Data Center REITs (4.89%)
20,941	Digital Realty Trust, Inc.	3,314,887	3,239,782
12,299	Equinix, Inc.	9,091,664	9,423,002

		12,406,551	12,662,784
	Health Care REITs (19.97%)
151,675	American Healthcare REIT, Inc.	4,636,322	7,137,825
233,960	Ventas, Inc.	15,092,300	18,103,825
142,419	Welltower, Inc.	14,174,360	26,434,391

		33,902,982	51,676,041

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Hotel & Resort REITs (3.47%)
279,317	Host Hotels & Resorts, Inc.	$4,155,095	$4,952,290
451,641	Sunstone Hotel Investors, Inc.	4,300,411	4,037,671

		8,455,506	8,989,961
	Industrial REITs (17.41%)
56,445	EastGroup Properties, Inc.	9,452,304	10,055,112
221,075	Goodman Group, (Australia)[2,3]	4,882,310	4,549,317
218,142	Prologis, Inc.	24,191,031	27,848,008
44,575	Terreno Realty Corp.	2,551,316	2,616,998

		41,076,961	45,069,435
	Multi-Family Residential REITs (3.54%)
93,970	Equity Residential	5,766,037	5,923,869
12,360	Essex Property Trust, Inc.	3,147,788	3,234,365

		8,913,825	9,158,234
	Office REITs (1.87%)
19,098	BXP, Inc.	1,279,279	1,288,733
94,976	Kilroy Realty Corp.	3,916,619	3,549,253

		5,195,898	4,837,986
	Real Estate Services (3.96%)
30,450	Jones Lang LaSalle, Inc.[1]	8,457,929	10,245,511

	Retail REITs (9.35%)
48,697	Agree Realty Corp.	3,341,533	3,507,645
511,784	The Macerich Co.	8,065,191	9,447,533
60,778	Simon Property Group, Inc.	9,604,120	11,250,615

		21,010,844	24,205,793
	Self Storage REITs (2.16%)
42,950	Extra Space Storage, Inc.	6,203,230	5,592,949

	Single-Family Residential REITs (0.98%)
78,970	American Homes 4 Rent, Cl A	2,638,020	2,534,937

	Telecom Tower REITs (2.93%)
43,122	American Tower Corp.	8,174,442	7,570,930

	Timber REITs (2.30%)
251,520	Weyerhaeuser Co.	5,658,664	5,958,509

Total Real Estate		162,094,852	188,503,070

Total Investments (96.17%)		$211,392,733	248,924,165

Cash and Other Assets Less Liabilities (3.83%)			9,904,652

Net Assets			$258,828,817

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron Health Care Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (95.70%)
Health Care (94.67%)
	Biotechnology (33.20%)
24,800	AbbVie, Inc.	$4,991,078	$5,666,552
25,000	Abivax SA, ADR[1,2]	2,230,311	3,371,375
3,500	Alnylam Pharmaceuticals, Inc.[1]	1,179,695	1,391,775
27,000	Arcellx, Inc.[1]	943,658	1,760,400
61,000	Arcutis Biotherapeutics, Inc.[1]	1,825,254	1,771,440
11,600	argenx SE, ADR[1,2]	2,522,131	9,755,020
5,600	Ascendis Pharma AS, ADR[1,2]	980,180	1,194,144
26,500	Gilead Sciences, Inc.	2,999,580	3,252,610
38,200	Insmed, Inc.[1]	2,762,308	6,648,328
36,000	Ionis Pharmaceuticals, Inc.[1]	2,054,332	2,847,960
20,000	Kymera Therapeutics, Inc.[1]	1,189,645	1,556,200
2,500	Madrigal Pharmaceuticals, Inc.[1]	1,044,088	1,455,850
8,300	Protagonist Therapeutics, Inc.[1]	729,218	724,922
125,000	Roivant Sciences Ltd.[1,2]	1,727,861	2,712,500
5,200	Vertex Pharmaceuticals, Incorporated[1]	1,246,703	2,357,472
30,000	Xenon Pharmaceuticals, Inc.[1,2]	917,389	1,344,600

		29,343,431	47,811,148
	Health Care Distributors (2.85%)
5,000	McKesson Corp.	3,142,543	4,101,450

	Health Care Equipment (17.60%)
47,000	Boston Scientific Corp.[1]	2,398,771	4,481,450
7,500	DexCom, Inc.[1]	823,467	497,775
33,300	Edwards Lifesciences Corp.[1]	2,632,793	2,838,825
6,000	IDEXX Laboratories, Inc.[1]	2,349,368	4,059,180
6,500	Insulet Corp.[1]	1,953,423	1,847,560
8,400	Intuitive Surgical, Inc.[1]	1,691,851	4,757,424
13,000	Penumbra, Inc.[1]	3,594,922	4,041,830
8,000	Stryker Corp.	2,123,053	2,811,760

		17,567,648	25,335,804
	Health Care Facilities (1.77%)
17,500	Encompass Health Corp.	1,870,305	1,857,450
3,500	Tenet Healthcare Corp.[1]	670,505	695,520

		2,540,810	2,552,970
	Health Care Services (2.97%)
60,000	RadNet, Inc.[1]	2,871,502	4,281,000

	Health Care Technology (0.56%)
27,512	HeartFlow, Inc.[1]	522,728	801,975

	Life Sciences Tools & Services (14.21%)
6,904	BillionToOne, Inc., Cl A1 3	414,240	565,023
19,500	Danaher Corp.	4,185,353	4,463,940
3,500	Mettler-Toledo International, Inc.[1]	3,777,592	4,879,665
9,000	Repligen Corp.[1]	1,396,625	1,474,740
13,000	Thermo Fisher Scientific, Inc.	6,128,950	7,532,850
5,600	West Pharmaceutical Services, Inc.	1,508,853	1,540,784

		17,411,613	20,457,002

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (1.76%)
6,000	HealthEquity, Inc.[1]	$555,636	$549,660
6,000	UnitedHealth Group, Incorporated	2,115,765	1,980,660

		2,671,401	2,530,320
	Pharmaceuticals (19.75%)
62,000	AstraZeneca PLC, ADR [2]	4,248,229	5,699,660
80,000	Elanco Animal Health, Inc.[1]	1,778,363	1,810,400
15,300	Eli Lilly & Co.	3,208,635	16,442,604
3,600	Johnson & Johnson	730,220	745,020
120,000	Teva Pharmaceutical Industries Ltd., ADR[1,2]	2,249,135	3,745,200

		12,214,582	28,442,884

Total Health Care		88,286,258	136,314,553

Real Estate (1.03%)
	Health Care REITs (1.03%)
8,000	Welltower, Inc.	1,536,230	1,484,880

Total Investments (95.70%)		$89,822,488	137,799,433

Cash and Other Assets Less Liabilities (4.30%)			6,189,453

Net Assets			$143,988,886

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

16	See Notes to Financial Statements.

December 31, 2025	Baron India Fund

PORTFOLIO OF INVESTMENTS

Shares		Cost	Value
Common Stocks (95.13%)
Communication Services (8.23%)
	Integrated Telecommunication Services (0.79%)
9,878	Tata Communications Ltd.[3]	$193,387	$200,618

	Wireless Telecommunication Services (7.44%)
100,226	Bharti Airtel Ltd. PP3	1,371,672	1,886,992

Total Communication Services		1,565,059	2,087,610

Consumer Discretionary (10.54%)
	Apparel Retail (1.67%)
8,912	Trent Ltd.[3]	428,391	425,021

	Apparel, Accessories & Luxury Goods (0.78%)
4,387	Titan Co. Ltd.[3]	165,948	198,044

	Automobile Manufacturers (3.04%)
18,652	Mahindra & Mahindra Ltd.[3]	644,791	770,310

	Consumer Electronics (0.72%)
1,350	Dixon Technologies India Ltd.[3]	209,871	182,138

	Hotels, Resorts & Cruise Lines (0.43%)
38,616	Le Travenues Technology Ltd.[1,3]	135,241	109,787

	Restaurants (3.90%)
319,595	Eternal Ltd.[1,3]	898,099	990,419

Total Consumer Discretionary		2,482,341	2,675,719

Consumer Staples (1.98%)
	Packaged Foods & Meats (1.98%)
37,847	Tata Consumer Products Ltd.[3]	463,660	501,927

Energy (6.66%)
	Oil & Gas Refining & Marketing (6.66%)
96,631	Reliance Industries Limited[3]	1,601,357	1,690,909

Financials (30.42%)

	Asset Management & Custody Banks (1.23%)
23,607	360 ONE WAM Ltd.[3]	261,498	312,844

	Consumer Finance (7.23%)
100,022	Bajaj Finance Limited[3]	949,852	1,099,941
38,803	Cholamandalam Investment & Finance Co. Ltd.[3]	654,878	736,003

		1,604,730	1,835,944
	Diversified Banks (14.79%)
181,882	HDFC Bank Ltd.[3]	1,987,454	2,009,231
74,132	ICICI Bank Ltd.[3]	1,127,689	1,109,502
25,938	Kotak Mahindra Bank Ltd.[3]	591,400	636,271

		3,706,543	3,755,004
	Diversified Financial Services (2.95%)
32,888	Bajaj Finserv Ltd.[3]	742,944	747,282

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)

	Investment Banking & Brokerage (1.27%)
19,530	Nuvama Wealth Management Ltd.[3]	$294,227	$321,615

	Life & Health Insurance (2.95%)
33,043	SBI Life Insurance Company Limited, 144A3	662,403	748,987

Total Financials		7,272,345	7,721,676

Health Care (8.94%)
	Health Care Facilities (8.94%)
112,365	Aster DM Healthcare Ltd., 144A3	668,830	771,496
55,487	HealthCare Global Enterprises Ltd.[1]	382,152	408,686
93,721	Max Healthcare Institute Ltd.[3]	1,164,829	1,090,108

Total Health Care		2,215,811	2,270,290

Industrials (17.82%)
	Aerospace & Defense (3.00%)
171,101	Bharat Electronics Ltd.[3]	741,564	761,605

	Construction & Engineering (2.38%)
487,462	GMR Power & Urban Infra Ltd.[1,3]	657,900	604,373

	Construction & Machinery & Heavy Trucks (2.12%)
10,922	Cummins India Ltd.[3]	464,409	539,010

	Electrical Components & Equipment (4.80%)
460,558	Precision Wires India Ltd.[3]	976,220	1,217,479

	Heavy Electrical Equipment (1.12%)
10,004	Siemens Energy India Ltd.[1,2,3]	380,569	284,339

	Industrial Machinery & Supplies & Components (2.95%)
31,499	Kirloskar Oil Engines Ltd.[3]	339,753	428,256
12,775	Shaily Engineering Plastics Ltd.[3]	221,990	321,565

		561,743	749,821
	Passenger Airlines (1.45%)
6,521	InterGlobe Aviation Ltd., 144A3	325,792	367,820

Total Industrials		4,108,197	4,524,447

Information Technology (7.47%)
	Communications Equipment (0.96%)
22,356	Astra Microwave Products Ltd.[3]	256,210	243,946

	Electronic Components (2.63%)
25,722	Centum Electronics Ltd.[3]	682,141	667,898

	Electronic Manufacturing Services (0.59%)
3,365	Kaynes Technology India Ltd.[1,3]	165,906	150,267

	IT Consulting & Other Services (3.29%)
12,141	Coforge Ltd.[3]	240,179	224,932
17,067	Tata Consultancy Services Ltd.[3]	729,785	609,790

		969,964	834,722

Total Information Technology		2,074,221	1,896,833

See Notes to Financial Statements.	17

Baron India Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS (Continued)

Shares		Cost	Value
Common Stocks (continued)
Materials (0.40%)
	Commodity Chemicals (0.40%)
155,566	DCW Ltd.[3]	$133,013	$101,023

Real Estate (0.57%)
	Real Estate Development (0.57%)
6,481	Godrej Properties Ltd.[1,3]	149,075	144,588

Utilities (2.10%)
	Electric Utilities (2.10%)
180,827	Power Grid Corp. of India Ltd.[3]	628,988	533,215

Total Investments (95.13%)		$22,694,067	24,148,237

Cash and Other Assets Less Liabilities (4.87%)			1,236,636

Net Assets			$25,384,873

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/ classifications are not supported by S&P or MSCI (unaudited).

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the market value of Rule 144A securities amounted to $1,888,303 or 7.44% of net assets.

All securities are Level 1, unless otherwise noted.

18	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Assets:
Investments in securities, at value*	$10,878,631,616	$3,324,565,460	$319,665,261	$2,291,250,823
Foreign currency, at value†	—	—	177,951	—
Cash	254,252	62,578,080	7,847,733	31,204,178
Receivable for capital shares sold	19,884,280	30,563,681	132,073	5,798,956
Dividends and interest receivable	3,463,200	1,871,460	420,028	1,805,622
Prepaid expenses	473,512	3,639	265	2,995
Receivable for securities sold	—	—	—	—

	10,902,706,860	3,419,582,320	328,243,311	2,330,062,574

Liabilities:
Borrowings against line of credit	1,203,000,000	—	—	—
Payable for securities purchased	4,342,833	—	—	1,125,766
Payable for capital shares redeemed	2,877,014	1,253,360	50,119	1,137,456
Investment advisory fees payable (Note 4)	910	228	822	44
Distribution fees payable (Note 4)	138	89	346	923
Accrued capital gains taxes	—	—	1,179,269	—
Other accrued expenses and other payables	4,686,941	248,068	97,553	226,594

	1,214,907,836	1,501,745	1,328,109	2,490,783

Net Assets	$9,687,799,024	$3,418,080,575	$326,915,202	$2,327,571,791

Net Assets consist of:
Paid-in capital	$1,116,158,485	$1,982,159,697	$233,923,564	$1,841,774,798
Distributable earnings (losses)	8,571,640,539	1,435,920,878	92,991,638	485,796,993

Net Assets	$9,687,799,024	$3,418,080,575	$326,915,202	$2,327,571,791

Retail Shares:
Net Assets	$3,758,988,009	$581,731,551	$59,087,406	$378,564,383
Shares Outstanding ($0.01 par value; indefinite shares authorized)	14,870,677	10,104,678	1,876,617	9,610,113

Net Asset Value Per Share	$252.78	$57.57	$31.49	$39.39

Institutional Shares:
Net Assets	$5,112,602,544	$2,319,278,739	$255,416,684	$1,898,706,921
Shares Outstanding ($0.01 par value; indefinite shares authorized)	19,288,965	38,352,212	7,947,939	46,749,210

Net Asset Value Per Share	$265.05	$60.47	$32.14	$40.61

R6 Shares:
Net Assets	$816,208,471	$517,070,285	$12,411,112	$50,300,487
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,080,142	8,543,431	386,463	1,238,583

Net Asset Value Per Share	$264.99	$60.52	$32.11	$40.61

*Total investments, at cost	$2,351,100,172	$1,718,676,339	$192,329,607	$1,733,422,567

†Foreign currency, at cost:	$—	$—	$175,012	$—

See Notes to Financial Statements.	19

Baron Select Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Baron Emerging Markets Fund	Baron Global Opportunity Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund
Assets:
Investments in securities, at value*	$3,519,981,410	$735,133,520	$248,924,165	$137,799,433	$24,148,237
Foreign currency, at value†	2,276,793	—	—	—	5,690
Cash	49,997,107	19,424,121	7,962,163	6,146,090	1,298,694
Receivable for capital shares sold	3,731,593	2,252,763	1,234,123	159,415	211,632
Dividends and interest receivable	3,254,677	71,238	814,439	51,137	11,088
Prepaid expenses	3,776	698	372	192	12
Receivable for securities sold	—	1,567,974	—	—	—

	3,579,245,356	758,450,314	258,935,262	144,156,267	25,675,353

Liabilities:
Borrowings against line of credit	—	—	—	—	—
Payable for securities purchased	—	16,797,695	—	—	—
Payable for capital shares redeemed	1,671,485	412,323	40,760	55,433	52
Investment advisory fees payable (Note 4)	544	938	447	558	981
Distribution fees payable (Note 4)	636	199	758	903	178
Accrued capital gains taxes	34,630,615	3,771,626	—	—	226,484
Other accrued expenses and other payables	1,148,031	298,173	64,480	110,487	62,785

	37,451,311	21,280,954	106,445	167,381	290,480

Net Assets	$3,541,794,045	$737,169,360	$258,828,817	$143,988,886	$25,384,873

Net Assets consist of:
Paid-in capital	$2,942,440,706	$678,540,910	$243,164,606	$122,947,728	$26,068,344
Distributable earnings (losses)	599,353,339	58,628,450	15,664,211	21,041,158	(683,471)

Net Assets	$3,541,794,045	$737,169,360	$258,828,817	$143,988,886	$25,384,873

Retail Shares:
Net Assets	$193,680,069	$197,043,805	$20,413,552	$28,099,737	$5,752,712
Shares Outstanding ($0.01 par value; indefinite shares authorized)	10,186,558	3,994,172	1,207,938	1,345,799	633,649

Net Asset Value Per Share	$19.01	$49.33	$16.90	$20.88	$9.08

Institutional Shares:
Net Assets	$3,341,624,957	$524,441,855	$228,972,858	$102,555,958	$17,364,091
Shares Outstanding ($0.01 par value; indefinite shares authorized)	174,636,741	10,350,834	13,377,820	4,829,300	1,898,117

Net Asset Value Per Share	$19.13	$50.67	$17.12	$21.24	$9.15

R6 Shares:
Net Assets	$6,489,019	$15,683,700	$9,442,407	$13,333,191	$2,268,070
Shares Outstanding ($0.01 par value; indefinite shares authorized)	338,975	308,805	552,285	628,165	247,739

Net Asset Value Per Share	$19.14	$50.79	$17.10	$21.23	$9.16

*Total investments, at cost	$2,208,018,719	$374,412,898	$211,392,733	$89,822,488	$22,694,067

†Foreign currency, at cost:	$2,262,325	$—	$—	$—	$5,587

20	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Investment income (loss):
Income:
Dividends[1]	$35,724,924	$16,169,020	$5,145,822	$26,904,626
Interest[2]	21,953	1,806,104	340,058	3,667,478
Securities lending income, net	200,416	90,322	—	—
European Union tax reclaims	—	—	1,523,458	—

Total income	35,947,293	18,065,446	7,009,338	30,572,104

Expenses:
Investment advisory fees (Note 4)	76,231,995	25,433,058	2,967,423	22,155,893
Distribution fees — Retail Shares (Note 4)	7,589,025	1,178,132	199,142	973,267
Shareholder servicing agent fees and expenses — Retail Shares	325,950	80,965	27,518	71,362
Shareholder servicing agent fees and expenses — Institutional Shares	223,146	118,871	27,282	118,431
Shareholder servicing agent fees and expenses — R6 Shares	37,445	25,590	892	2,795
Line of credit fees	660,258	26,182	7,211	21,417
Reports to shareholders	591,373	421,032	52,587	462,260
Trustee fees and expenses (Note 4)	498,620	165,507	18,859	127,029
Professional fees	344,975	132,646	90,989	91,181
Custodian and fund accounting fees	258,057	104,506	32,331	128,186
Registration and filing fees	223,785	193,337	54,669	136,864
Insurance expense	108,899	29,988	4,517	29,955
Administration fees	87,033	71,562	67,911	70,698
Miscellaneous expenses	2,550	2,600	20,208	5,598

Total operating expenses	87,183,111	27,983,976	3,571,539	24,394,936

Interest expense on borrowings	46,715,763	1,375	—	—

Total gross expenses	133,898,874	27,985,351	3,571,539	24,394,936
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	(37,829)	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	(71,795)	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	(4,422)	—
Expense offset arrangements — Retail Shares (Note 4)	(78,923)	(20,494)	(4,204)	(16,640)
Expense offset arrangements — Institutional Shares (Note 4)	(82,615)	(44,462)	(5,575)	(30,406)

Total net expenses	133,737,336	27,920,395	3,447,714	24,347,890

Net investment income (loss)	(97,790,043)	(9,854,949)	3,561,624	6,224,214

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	259,917,545	(61,432,157)	32,108,362 [3]	(16,667,455)
Redemption in-kind	802,736,407	—	—	94,679,298
Net realized gain (loss) on foreign currency transactions	—	—	(75,662)	(45,400)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	919,254,977	646,491,014	27,544,817 [4]	31,763,685
Foreign currency translations	—	—	26,658	(389)

Net gain (loss) on investments	1,981,908,929	585,058,857	59,604,175	109,729,739

Net increase (decrease) in net assets resulting from operations	$1,884,118,886	$575,203,908	$63,165,799	$115,953,953

[1] Net of foreign taxes withheld on dividends of	$—	$—	$550,613	$421,878

[2] Net of foreign taxes withheld on interest of	$—	$—	$14	$—

[3] Net of realized foreign capital gains tax of	$—	$—	$569,069	$—

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$—	$—	$(1,187,717)	$—

See Notes to Financial Statements.	21

Baron Select Funds	December 31, 2025

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Baron Emerging Markets Fund	Baron Global Opportunity Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund
Investment income (loss):
Income:
Dividends[1]	$46,150,791	$532,612	$5,528,026	$535,782	$91,991
Interest[2]	2,017,471	471,191	314,322	381,459	30,047
Securities lending income, net	—	21,576	—	—	—
European Union tax reclaims	—	—	—	—	—

Total income	48,168,262	1,025,379	5,842,348	917,241	122,038

Expenses:
Investment advisory fees (Note 4)	36,571,671	5,256,635	1,793,684	1,157,407	158,698
Distribution fees — Retail Shares (Note 4)	486,772	450,013	46,063	75,199	10,017
Shareholder servicing agent fees and expenses — Retail Shares	40,164	40,735	20,658	26,477	17,303
Shareholder servicing agent fees and expenses — Institutional Shares	177,590	38,976	24,464	17,654	12,984
Shareholder servicing agent fees and expenses — R6 Shares	360	731	431	734	134
Line of credit fees	36,020	6,116	23,530	—	168
Reports to shareholders	1,291,396	149,294	33,773	47,509	7,156
Trustee fees and expenses (Note 4)	207,692	37,508	14,321	8,453	1,052
Professional fees	184,166	58,920	47,714	40,897	36,911
Custodian and fund accounting fees	1,940,339	91,042	34,283	17,731	37,687
Registration and filing fees	134,239	100,963	61,288	95,255	10,992
Insurance expense	48,970	8,190	2,710	2,620	115
Administration fees	82,269	66,251	64,505	64,200	67,659
Miscellaneous expenses	67,566	5,735	2,607	2,459	39,657

Total operating expenses	41,269,214	6,311,109	2,170,031	1,556,595	400,533

Interest expense on borrowings	38,302	4,755	—	—	—

Total gross expenses	41,307,516	6,315,864	2,170,031	1,556,595	400,533
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	(95,329)	(31,060)	(45,618)	(61,810)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	(177,161)	(167,233)	(105,671)	(104,555)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	(5,005)	(5,653)	(11,342)	(31,921)
Expense offset arrangements — Retail Shares (Note 4)	(7,423)	(8,437)	(2,335)	(5,500)	(1,125)
Expense offset arrangements — Institutional Shares (Note 4)	(33,416)	(9,315)	(4,425)	(1,537)	(669)

Total net expenses	41,266,677	6,020,617	1,959,325	1,386,927	200,453

Net investment income (loss)	6,901,585	(4,995,238)	3,883,023	(469,686)	(78,415)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	567,447,976 [3]	284,528	(5,372,083)	13,059,138	(592,098)[3]
Redemption in-kind	—	64,289,292	5,959,785	—	—
Net realized gain (loss) on foreign currency transactions	(3,085,298)	(1,688)	(7,755)	(1,042)	(44,906)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	392,496,924 [4]	94,363,898 [4]	4,976,889	(939,309)	418,933 [4]
Foreign currency translations	129,770	—	(53)	—	(330)

Net gain (loss) on investments	956,989,372	158,936,030	5,556,783	12,118,787	(218,401)

Net increase (decrease) in net assets resulting from operations	$963,890,957	$153,940,792	$9,439,806	$11,649,101	$(296,816)

[1] Net of foreign taxes withheld on dividends of	$6,893,092	$98,748	$34,143	$—	$21,207

[2] Net of foreign taxes withheld on interest of	$162	$—	$—	$—	$—

[3] Net of realized foreign capital gains tax of	$11,037,393	$—	$—	$—	$35,503

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$(7,297,970)	$3,771,626	$—	$—	$133,658

22	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Partners Fund		Baron Focused Growth Fund		Baron International Growth Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(97,790,043)	$(66,633,111)	$(9,854,949)	$(995,126)	$3,561,624	$1,842,166
Net realized gain (loss)	1,062,653,952	645,464,306	(61,432,157)	(15,250,871)	32,032,700	12,550,370
Change in net unrealized appreciation (depreciation)	919,254,977	1,374,788,144	646,491,014	453,339,682	27,571,475	(1,551,489)

Increase (decrease) in net assets resulting from operations	1,884,118,886	1,953,619,339	575,203,908	437,093,685	63,165,799	12,841,047

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(124,654,471)	(25,210,440)	—	—	(501,913)	(571,642)
Distributable earnings — Institutional Shares	(163,832,267)	(29,892,457)	—	—	(2,854,507)	(2,083,196)
Distributable earnings — R6 Shares	(26,044,653)	(4,898,096)	—	—	(143,626)	(173,697)
Return of capital — Retail Shares	—	—	—	—	—	(56,532)
Return of capital — Institutional Shares	—	—	—	—	—	(212,551)
Return of capital — R6 Shares	—	—	—	—	—	(17,819)

Decrease in net assets from distributions to shareholders	(314,531,391)	(60,000,993)	—	—	(3,500,046)	(3,115,437)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	348,525,870	249,578,896	169,921,771	138,765,093	11,843,438	27,119,693
Proceeds from the sale of shares — Institutional Shares	1,600,255,695	489,003,536	1,090,402,715	556,921,650	28,067,812	23,618,084
Proceeds from the sale of shares — R6 Shares	8,693,252	6,630,452	16,087,620	16,400,435	626,783	2,985,516
Net asset value of shares issued in reinvestment of distributions — Retail Shares	118,944,447	23,906,097	—	—	493,260	618,240
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	143,165,714	27,257,432	—	—	2,843,527	2,287,145
Net asset value of shares issues in reinvestment of distribution — R6 Shares	26,043,924	4,760,702	—	—	143,626	191,515
Cost of shares redeemed — Retail Shares	(609,814,238)	(703,991,148)	(116,243,882)	(117,226,400)	(47,631,254)	(26,916,630)
Cost of shares redeemed — Institutional Shares	(1,572,973,354)	(829,465,036)	(410,877,962)	(237,424,412)	(40,968,375)	(124,782,714)
Cost of shares redeemed — R6 Shares	(29,353,996)	(21,362,124)	(21,142,779)	(15,495,082)	(9,411,405)	(105,564,815)

Increase (decrease) in net assets derived from capital share transactions	33,487,314	(753,681,193)	728,147,483	341,941,284	(53,992,588)	(200,443,966)

Net increase (decrease) in net assets	1,603,074,809	1,139,937,153	1,303,351,391	779,034,969	5,673,165	(190,718,356)

Net Assets:
Beginning of year	8,084,724,215	6,944,787,062	2,114,729,184	1,335,694,215	321,242,037	511,960,393

End of year	$9,687,799,024	$8,084,724,215	$3,418,080,575	$2,114,729,184	$326,915,202	$321,242,037

Capital share transactions — Retail Shares
Shares sold	1,683,101	1,561,724	3,469,330	3,465,074	403,126	1,045,138
Shares issued in reinvestment of distributions	510,109	103,687	—	—	15,948	23,018
Shares redeemed	(3,009,305)	(4,521,244)	(2,392,264)	(3,131,936)	(1,562,300)	(1,035,389)

Net increase (decrease)	(816,095)	(2,855,833)	1,077,066	333,138	(1,143,226)	32,767

Capital share transactions — Institutional Shares
Shares sold	7,428,324	2,967,487	21,018,705	13,370,312	931,485	902,735
Shares issued in reinvestment of distributions	585,556	113,228	—	—	90,071	83,463
Shares redeemed	(7,439,062)	(5,210,109)	(8,167,295)	(5,998,307)	(1,383,842)	(4,783,200)

Net increase (decrease)	574,818	(2,129,394)	12,851,410	7,372,005	(362,286)	(3,797,002)

Capital share transactions — R6 Shares
Shares sold	41,022	40,619	316,348	408,781	21,371	117,055
Shares issued in reinvestment of distributions	106,631	19,780	—	—	4,552	6,995
Shares redeemed	(125,488)	(134,251)	(403,001)	(391,207)	(339,462)	(4,099,258)

Net increase (decrease)	22,165	(73,852)	(86,653)	17,574	(313,539)	(3,975,208)

See Notes to Financial Statements.	23

Baron Select Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Real Estate Fund		Baron Emerging Markets Fund		Baron Global Opportunity Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,224,214	$4,169,412	$6,901,585	$8,654,761	$(4,995,238)	$(5,633,965)
Net realized gain (loss)	77,966,443	151,887,178	564,362,678	300,635,009	64,572,132	110,179,541
Change in net unrealized appreciation (depreciation)	31,763,296	65,130,810	392,626,694	5,973,001	94,363,898	30,881,548

Increase (decrease) in net assets resulting from operations	115,953,953	221,187,400	963,890,957	315,262,771	153,940,792	135,427,124

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(13,915,317)	(648,034)	(3,469,052)	(1,039,238)	—	—
Distributable earnings — Institutional Shares	(69,820,461)	(6,663,886)	(68,638,526)	(28,029,891)	(971,345)	—
Distributable earnings — R6 Shares	(1,905,195)	(195,251)	(127,864)	(75,530)	(28,984)	—
Return of capital — Retail Shares	—	—	—	—	—	—
Return of capital — Institutional Shares	—	—	—	—	—	—
Return of capital — R6 Shares	—	—	—	—	—	—

Decrease in net assets from distributions to shareholders	(85,640,973)	(7,507,171)	(72,235,442)	(29,144,659)	(1,000,329)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	53,561,929	67,542,065	20,479,725	23,235,907	18,210,756	10,264,796
Proceeds from the sale of shares — Institutional Shares	753,543,827	560,119,698	462,373,003	536,355,079	213,265,782	42,286,730
Proceeds from the sale of shares — R6 Shares	10,404,092	19,771,626	1,795,774	3,654,235	4,033,359	790,692
Net asset value of shares issued in reinvestment of distributions — Retail Shares	13,314,579	619,622	3,359,288	1,005,260	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	64,815,486	6,114,287	59,784,771	24,944,660	958,489	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,905,195	195,251	127,864	75,530	28,984	—
Cost of shares redeemed — Retail Shares	(94,857,827)	(90,726,310)	(69,787,761)	(101,578,428)	(43,592,996)	(78,821,713)
Cost of shares redeemed — Institutional Shares	(650,050,310)	(345,096,962)	(1,439,972,290)	(1,693,424,238)	(194,738,603)	(204,660,241)
Cost of shares redeemed — R6 Shares	(11,094,593)	(17,102,107)	(5,942,718)	(3,451,240)	(3,425,872)	(1,592,005)

Increase (decrease) in net assets derived from capital share transactions	141,542,378	201,437,170	(967,782,344)	(1,209,183,235)	(5,260,101)	(231,731,741)

Net increase (decrease) in net assets	171,855,358	415,117,399	(76,126,829)	(923,065,123)	147,680,362	(96,304,617)

Net Assets:
Beginning of year	2,155,716,433	1,740,599,034	3,617,920,874	4,540,985,997	589,488,998	685,793,615

End of year	$2,327,571,791	$2,155,716,433	$3,541,794,045	$3,617,920,874	$737,169,360	$589,488,998

Capital share transactions — Retail Shares
Shares sold	1,376,572	1,827,523	1,191,853	1,596,183	436,736	308,947
Shares issued in reinvestment of distributions	329,483	15,478	182,007	64,252	—	—
Shares redeemed	(2,430,096)	(2,493,397)	(4,077,089)	(6,952,227)	(1,042,827)	(2,403,267)

Net increase (decrease)	(724,041)	(650,396)	(2,703,229)	(5,291,792)	(606,091)	(2,094,320)

Capital share transactions — Institutional Shares
Shares sold	18,873,379	14,714,109	26,958,575	36,909,354	4,755,278	1,234,474
Shares issued in reinvestment of distributions	1,557,283	148,128	3,222,385	1,599,724	19,025	—
Shares redeemed	(16,264,257)	(9,179,776)	(83,110,593)	(116,191,973)	(4,456,348)	(6,126,592)

Net increase (decrease)	4,166,405	5,682,461	(52,929,633)	(77,682,895)	317,955	(4,892,118)

Capital share transactions — R6 Shares
Shares sold	258,900	523,459	103,268	246,493	89,855	22,340
Shares issued in reinvestment of distributions	45,767	4,730	6,889	4,839	574	—
Shares redeemed	(274,975)	(440,602)	(375,845)	(231,056)	(82,716)	(47,304)

Net increase (decrease)	29,692	87,587	(265,688)	20,276	7,713	(24,964)

24	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Real Estate Income Fund		Baron Health Care Fund		Baron India Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,883,023	$2,482,422	$(469,686)	$(506,370)	$(78,415)	$(13,660)
Net realized gain (loss)	579,947	8,949,613	13,058,096	1,480,035	(637,004)	(55,475)
Change in net unrealized appreciation (depreciation)	4,976,836	13,980,136	(939,309)	4,061,415	418,603	783,332

Increase (decrease) in net assets resulting from operations	9,439,806	25,412,171	11,649,101	5,035,080	(296,816)	714,197

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(281,017)	(184,716)	—	(91,286)	(19,900)	(2,001)
Distributable earnings — Institutional Shares	(3,797,700)	(2,151,473)	—	(771,074)	(85,736)	(9,148)
Distributable earnings — R6 Shares	(127,797)	(79,588)	—	(67,275)	(11,905)	(6,096)
Return of capital — Retail Shares	—	—	—	—	—	—
Return of capital — Institutional Shares	—	—	—	—	—	—
Return of capital — R6 Shares	—	—	—	—	—	—
Decrease in net assets from distributions to shareholders	(4,206,514)	(2,415,777)	—	(929,635)	(117,541)	(17,245)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	9,391,168	4,499,815	2,757,476	8,565,893	5,225,933	1,551,718
Proceeds from the sale of shares — Institutional Shares	129,578,708	29,186,280	11,577,621	41,664,823	16,160,907	3,341,902
Proceeds from the sale of shares — R6 Shares	4,198,334	4,631,366	281,316	8,573,289	154,238	219,021
Net asset value of shares issued in reinvestment of distributions — Retail Shares	275,924	181,327	—	90,422	19,640	1,938
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	2,859,023	1,226,571	—	771,006	85,736	8,712
Net asset value of shares issues in reinvestment of distribution — R6 Shares	126,208	78,291	—	67,275	2,286	736
Cost of shares redeemed — Retail Shares	(5,690,927)	(4,283,307)	(13,228,027)	(23,256,499)	(1,463,535)	(638,907)
Cost of shares redeemed — Institutional Shares	(68,891,405)	(22,578,614)	(60,619,694)	(56,797,413)	(3,075,499)	(631,004)
Cost of shares redeemed — R6 Shares	(1,787,633)	(485,172)	(1,832,423)	(813,129)	(145,099)	(52,506)

Increase (decrease) in net assets derived from capital share transactions	70,059,400	12,456,557	(61,063,731)	(21,134,333)	16,964,607	3,801,610

Net increase (decrease) in net assets	75,292,692	35,452,951	(49,414,630)	(17,028,888)	16,550,250	4,498,562

Net Assets:
Beginning of year	183,536,125	148,083,174	193,403,516	210,432,404	8,834,623	4,336,061

End of year	$258,828,817	$183,536,125	$143,988,886	$193,403,516	$25,384,873	$8,834,623

Capital share transactions — Retail Shares
Shares sold	563,649	286,813	143,503	431,552	565,383	168,540
Shares issued in reinvestment of distributions	16,583	12,050	—	4,316	2,197	196
Shares redeemed	(344,756)	(290,813)	(721,501)	(1,164,116)	(158,144)	(70,236)

Net increase (decrease)	235,476	8,050	(577,998)	(728,248)	409,436	98,500

Capital share transactions — Institutional Shares
Shares sold	7,744,664	1,881,584	611,095	2,074,336	1,732,645	358,401
Shares issued in reinvestment of distributions	168,635	80,126	—	36,300	9,526	876
Shares redeemed	(4,100,883)	(1,528,421)	(3,213,238)	(2,798,843)	(331,504)	(69,744)

Net increase (decrease)	3,812,416	433,289	(2,602,143)	(688,207)	1,410,667	289,533

Capital share transactions — R6 Shares
Shares sold	247,016	320,007	15,746	440,656	16,623	23,820
Shares issued in reinvestment of distributions	7,493	5,064	—	3,169	254	74
Shares redeemed	(105,719)	(30,929)	(101,604)	(39,939)	(15,644)	(6,079)

Net increase (decrease)	148,790	294,142	(85,858)	403,886	1,233	17,815

See Notes to Financial Statements.	25

Baron Select Funds	December 31, 2025

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2025

Baron Partners Fund
Increase (Decrease) in Cash:
Cash Provided (Used) from Operating Activities
Net increase (decrease) in net assets resulting from operations	$1,884,118,886
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(1,051,786,222)
Proceeds from sales of portfolio securities	402,239,013
(Increase) decrease in dividends and interest receivable	(244,200)
(Increase) decrease in prepaid expenses	(127,530)
Increase (decrease) in accrued expenses	(389,728)
Net realized (gain) loss on investments	(1,062,653,952)
Change in net unrealized (appreciation) depreciation of investments	(919,254,977)

Net cash provided (used) by operating activities	$(748,098,710)

Cash Provided in Financing Activities
Distributions paid to shareholders (net of dividend reinvestments) (Note 2(n))	(26,200,979)
Proceeds from shares sold	1,944,158,526
Payment for shares redeemed	(1,371,785,294)
Increase (decrease) in due to custodian bank	(5,319,291)
Borrowings against line of credit	1,296,700,000
Repayments against line of credit	(1,089,200,000)

Net cash provided (used) in financing activities	748,352,962

Net increase (decrease) in cash	254,252
Cash at beginning of year	—

Cash at end of year	$254,252

Supplemental cash flow information:
Reinvestment of dividends	$288,154,085

Interest paid on line of credit	$47,131,560

In-Kind redemptions of portfolio securities for shares redeemed	$840,456,960

26	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 10 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, and Baron India Fund. Prior to October 1, 2025, Baron Global Opportunity Fund was named Baron Global Advantage Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Opportunity Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Baron Select Funds	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Investment Funds Trust (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Single Issuer and Common CEO Risk. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla) and Baron Partners Fund, Baron Focused Growth Fund, and Baron Global Opportunity Fund’s investment in Space Exploration Technologies Corp. (SpaceX) , the NAV of the Funds will be materially impacted by the price of Tesla or SpaceX stock. The Funds may invest in different companies which have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Funds may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, Baron Partners Fund, Baron Focused Growth Fund, and Baron Global Opportunity Fund have made investments in companies where Elon Musk is the Chief Executive Officer in the amounts of 64%, 31%, and 20% of their respective net assets as of December 31, 2025. As such, the funds may be considered to be exposed to the risk of success of Mr. Musk. On February 2, 2026, SpaceX announced the acquisition of X.AI Holdings Corp.

f) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 30% of the Fund’s net assets as of December 31, 2025, the Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

i) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

j) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at December 31, 2025.

k) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

There were no repurchase agreements at December 31, 2025.

l) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

In certain circumstances and to the extent that EU tax reclaims recognized by a Fund exceed foreign withholding tax paid, and the Fund previously passed-through foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service in order to pay the associated tax liability on behalf of its shareholders.

m) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

n) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually, except that the Baron Real Estate Income Fund’s income dividends (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Baron Select Funds	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

o) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p) In-Kind Redemptions. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind Redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the year ended December 31, 2025, Baron Partners Fund, Baron Real Estate Fund, Baron Global Opportunity Fund and Baron Real Estate Income Fund realized net gains of $802,736,407, $94,679,298, $64,289,292, and $5,959,785, respectively, on $840,456,960, $201,550,520, $85,053,148, and $25,329,391 of in-kind redemptions in securities.

q) Segment Reporting. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in GAAP, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

r) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

s) Recent Accounting Pronouncements. In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09). Effective for annual periods beginning after December 15, 2024, the amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if a certain quantitative threshold is met. Management has evaluated ASU 2023-09 and has determined that based upon the amount of foreign or U.S. federal, state or local income taxes paid, no additional disclosures are included in these financial statements.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities and in-kind transactions, if any, for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Baron Partners Fund	$1,056,129,055	$398,022,459
Baron Focused Growth Fund	886,264,712	211,308,920
Baron International Growth Fund	99,959,992	148,946,043
Baron Real Estate Fund	1,878,690,308	1,489,526,241
Baron Emerging Markets Fund	1,413,685,687	2,468,736,965
Baron Global Opportunity Fund	127,167,093	56,432,808
Baron Real Estate Income Fund	380,134,095	281,948,281
Baron Health Care Fund	108,048,456	158,506,879
Baron India Fund	21,056,630	5,449,745

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below:

Fund	Annual Rate
Baron Partners Fund	1.00%
Baron Focused Growth Fund	1.00%
Baron International Growth Fund	0.88%
Baron Real Estate Fund	1.00%
Baron Emerging Markets Fund	1.00%
Baron Global Opportunity Fund	0.85%
Baron Real Estate Income Fund	0.75%
Baron Health Care Fund	0.75%
Baron India Fund	1.00%

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, extraordinary expenses, and expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement) pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Partners Fund	1.45%	1.20%	1.20%
Baron Focused Growth Fund	1.35%	1.10%	1.10%
Baron International Growth Fund	1.20%	0.95%	0.95%
Baron Real Estate Fund	1.35%	1.10%	1.10%
Baron Emerging Markets Fund	1.50%	1.25%	1.25%
Baron Global Opportunity Fund	1.15%	0.90%	0.90%
Baron Real Estate Income Fund	1.05%	0.80%	0.80%
Baron Health Care Fund	1.10%	0.85%	0.85%
Baron India Fund	1.45%	1.20%	1.20%

During the year ended December 31, 2025, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron International Growth Fund	$37,829	$—	$71,795	$—	$4,422	$—
Baron Global Opportunity Fund	95,329	—	177,161	—	5,005	—
Baron Real Estate Income Fund	31,060	—	167,233	—	5,653	—
Baron Health Care Fund	45,618	—	105,671	—	11,342	—
Baron India Fund	40,034	21,776	95,545	9,010	23,119	8,802

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Expense offset arrangement. The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2025, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses as follows:

Fund	Retail Shares	Institutional shares
Baron Partners Fund	$78,923	$82,615
Baron Focused Growth Fund	20,494	44,462
Baron International Growth Fund	4,204	5,575
Baron Real Estate Fund	16,640	30,406
Baron Emerging Markets Fund	7,423	33,416
Baron Global Opportunity Fund	8,437	9,315
Baron Real Estate Income Fund	2,335	4,425
Baron Health Care Fund	5,500	1,537
Baron India Fund	1,125	669

c) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

d) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $50,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

e) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

Baron Select Funds	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

f) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Investment Funds Trust and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. For the year ended December 31, 2025, the Funds did not engage in cross-trades.

g) Ownership Concentration. As of December 31, 2025, the officers, Trustees, and portfolio managers owned, directly or indirectly, 15.09% of Baron Focused Growth Fund, 10.13% of Baron Health Care Fund, and 20.26% of Baron India Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Focused Growth Fund, Baron Health Care Fund, and Baron India Fund shareholders.

5. LINE OF CREDIT

Baron Partners Fund participates in a committed syndicated line of credit agreement with State Street in the amount of $1.3 billion that is used for investment purposes. Depending on the outstanding loan amount, a commitment fee of 0.15% or 0.25% per annum is incurred on the unused portion of the line of credit. Baron Partners Fund may borrow up to the lesser of $1.3 billion or the maximum amount Baron Partners Fund may borrow under the 1940 Act, the limitations included in Baron Partners Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of the One-Month Term Secured Overnight Financing Rate plus 0.10%, the Federal Funds Effective Rate, or the Overnight Bank Funding Rate (OBFR); plus a margin of 0.85%. An upfront fee of 0.05% is incurred on the original commitment amount at time of closing or any incremental commitment amounts thereafter.

The maturity date for this line of credit is the earliest to occur of (i) the date which is 180 days following the date on which the lender, in its sole and absolute discretion, sends written notice of its intention to terminate the line of credit; (ii) termination of the line of credit by Baron Partners Fund; and (iii) acceleration by the lender following an event of default.

The Fund Complex (except Baron Partners Fund and ETFs advised by the Adviser), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the OBFR plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

The term is 364 days from the closing date, renewable on an annual basis. The line of credit shall expire June 25, 2026.

During the year ended December 31, 2025, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate*	Number of Days Borrowing Outstanding	Outstanding Balance as of 12/31/2025
Baron Partners Fund	$893.3 million	$1.2 billion	5.23%	365	$1.2 billion
Baron Focused Growth Fund	$9.5 million	$9.5 million	5.28%	1	$—
Baron Emerging Markets Fund	$29.1 million	$165.3 million	5.26%	11	$—
Baron Global Opportunity Fund	$1.6 million	$4.8 million	6.08%	18	$—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At December 31, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

At December 31, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
StubHub Holdings, Inc.*	12/22/2021	$13,368,520

Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	1,060,296,920
X.AI Holdings Corp.	5/4/2022	125,697,796

Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	0

Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	2,049,907,940
X.AI Holdings Corp.	12/19/2025	24,999,974

Total Restricted Securities:		$3,274,271,150

(Cost $253,013,093)† (33.80% of Net Assets)

	Baron Focused Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017-10/17/2025	$434,546,096

Private Preferred Stocks
Neuralink Corp	5/30/2025	5,000,005
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	221,925,940
X.AI Holdings Corp.	6/11/2024	126,081,813

Total Restricted Securities:		$787,553,854

(Cost $129,950,284)† (23.04% of Net Assets)

	Baron International Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$357

Warrants
Constellation Software, Inc., Exp 3/31/2040	8/23/2023	—

Total Restricted Securities:		$357

(Cost $1,650,983)† (0.00%^ of Net Assets)

	Baron Emerging Markets Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Pine Labs Ltd.**	5/17/2021	$36,329,373
Sberbank of Russia PJSC	2/11/2016	13,138

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	70,046

Total Restricted Securities:		$36,412,557

(Cost $154,206,655)† (1.03% of Net Assets)

*	StubHub Holdings, Inc. went public via an initial public offering on 9/17/2025. The publicly traded shares are subject to a lock-up period, expiring on 3/16/2026.
†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%.
**	Pine Labs Ltd. went public via an initial public offering on 11/14/2025. The publicly traded shares are subject to a lock-up period, expiring on 5/15/2026.

Baron Select Funds	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Global Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$557,556
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	137,826,980

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	42,030

Total Restricted Securities:		$138,426,566

(Cost $57,117,240)† (18.78% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,617,728,986	$—	$—	$7,617,728,986
Private Common Stocks†	—	—	1,185,994,716	1,185,994,716
Private Convertible Preferred Stocks	—	—	0	0
Private Preferred Stocks†	—	—	2,074,907,914	2,074,907,914

Total Investments	$7,617,728,986	$—	$3,260,902,630	$10,878,631,616

†	See Portfolios of Investments for additional detailed categorizations.

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Focused Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,537,011,606	$—	$—	$2,537,011,606
Private Common Stocks	—	—	434,546,096	434,546,096
Private Preferred Stocks†	—	—	353,007,758	353,007,758

Total Investments	$2,537,011,606	$—	$787,553,854	$3,324,565,460

	Baron International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)[1]	Total
Common Stocks†	$106,324,358	$213,340,546	$357	$319,665,261
Warrants	—	—	0	0

Total Investments	$106,324,358	$213,340,546	$357	$319,665,261

	Baron Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,257,817,485	$33,433,338	$—	$2,291,250,823

Total Investments	$2,257,817,485	$33,433,338	$—	$2,291,250,823

	Baron Emerging Markets Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$739,820,974	$2,780,066,512	$13,138	$3,519,900,624
Private Convertible Preferred Stocks	—	—	70,046	70,046
Warrants	10,740	—	—	10,740

Total Investments	$739,831,714	$2,780,066,512	$83,184	$3,519,981,410

	Baron Global Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$505,591,658	$90,700,012	$—	$596,291,670
Private Common Stocks†	—	—	138,384,536	138,384,536
Private Convertible Preferred Stocks	—	—	42,030	42,030
Warrants†	415,284	—	—	415,284

Total Investments	$506,006,942	$90,700,012	$138,426,566	$735,133,520

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant for the Fund.

Baron Select Funds	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Real Estate Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$244,374,848	$4,549,317	$—	$248,924,165

Total Investments	$244,374,848	$4,549,317	$—	$248,924,165

	Baron Health Care Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$137,799,433	$—	$—	$137,799,433

Total Investments	$137,799,433	$—	$—	$137,799,433

	Baron India Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$408,686	$23,739,551	$—	$24,148,237

Total Investments	$408,686	$23,739,551	$—	$24,148,237

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Partners Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Private Common Stocks
Communication Services	$66,607,439	$—	$—	$82,309,885	$—	$—	$—	$(23,219,528	)^	$125,697,796	$109,305,796
Industrials	465,926,200	—	—	594,370,720	—	—	—	—		1,060,296,920	594,370,720
Private Convertible Preferred Stocks
Unclassified*	0	—	—	0	—	—	—	—		0	0
Private Preferred Stocks
Communication Services	—	—	—	0	24,999,974	—	—	—		24,999,974	0
Industrials	900,790,900	—	—	1,149,117,040	—	—	—	—		2,049,907,940	1,149,117,040

Total	$1,433,324,539	$—	$—	$1,825,797,645	$24,999,974	$—	$—	$(23,219,528)		$3,260,902,630	$1,852,793,556

^	StubHub Holdings Inc. transferred out of Level 3 upon the company’s IPO and its listing on the New York Stock Exchange on September 17, 2025.
*	The Adviser reclassified Northvolt AB sector to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Focused Growth Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Private Common Stocks
Industrials	$142,956,900	$—	$—	$236,588,764	$55,000,432	$—	$—	$—	$434,546,096	$236,588,764
Private Preferred Stocks
Communication Services**	36,173,751	—	—	89,908,062	—	—	—	—	126,081,813	89,908,062
Health Care	—	—	—	0	5,000,005	—	—	—	5,000,005	0
Industrials	97,520,900	—	—	124,405,040	—	—	—	—	221,925,940	124,405,040

Total	$276,651,551	$—	$—	$450,901,866	$60,000,437	$—	$—	$—	$787,553,854	$450,901,866

**	Sector reclassification due to X.AI Holdings Corp. merger on March 28, 2025.

	Baron Emerging Markets Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Common Stocks
Russia	$9,156	$—	$—	$3,982	$—	$—	$—	$—		$13,138	$3,982
Private Common Stocks
India	41,418,963	—	(3)	(8,259,787)	—	—	—	(33,159,173	)^	—	(8,259,787)
Private Convertible Preferred Stocks
India	73,536	—	—	(3,490)	—	—	—	—		70,046	(3,490)

Total	$41,501,655	$—	$(3)	$(8,259,295)	$—	$—	$—	$(33,159,173)		$83,184	$(8,259,295)

	Baron Global Opportunity Fund

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Private Common Stocks
United States	$61,122,856	$—	$—	$77,261,680	$—	$—	$—	$—	$138,384,536	$77,261,680
Private Convertible Preferred Stocks
India	44,124	—	—	(2,094)	—	—	—	—	42,030	(2,094)
Private Preferred Stocks
United States	461,005	—	(10,418,690)	11,686,450	—	(1,728,765)	—	—	—	—

Total	$61,627,985	$—	$(10,418,690)	$88,946,036	$—	$(1,728,765)	$—	$—	$138,426,566	$77,259,586

^	Pine Labs Ltd. transferred out of Level 3 upon the company’s IPO and its listing on the New York Stock Exchange on November 14, 2025.

Baron Select Funds	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of December 31, 2025 were as follows:

Baron Partners Fund

Sector	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2025	Range used on December 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$125,697,796	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase
Private Common Stocks: Industrials	$1,060,296,920	Observed Transaction	Observed Transaction Price	$421.00	N/A	Increase

Private Convertible Preferred Stocks: Unclassified	$0	Scenario Analysis	Scenario Probabilities: Scenario A / Scenario B1	100% /0%	N/A	N/A
Private Preferred Stocks: Communication Services	$24,999,974	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase
Private Preferred Stocks: Industrials	$2,049,907,940	Observed Transaction	Observed Transaction Price	$4,210.00	N/A	Increase

Baron Focused Growth Fund

Sector	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2025	Range used on December 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$434,546,096	Observed Transaction	Observed Transaction Price	$421.00	N/A	Increase
Private Preferred Stocks: Communication Services	$126,081,813	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase
Private Preferred Stocks: Health Care	$5,000,005	Observed Transaction	Observed Transaction Price	$50.50	N/A	Increase
Private Preferred Stocks: Industrials	$221,925,940	Observed Transaction	Observed Transaction Price	$4,210.00	N/A	Increase

[1]	Scenario A represents total loss for equity holders, while Scenario B reflects positive equity holder value.
*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Global Opportunity Fund

Sector	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2025	Range used on December 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: United States	$557,556	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50%	N/A	Increase

			Discount in Event of Liquidation Outcome	100%	N/A	Decrease
Private Common Stocks: United States	$137,826,980	Observed Transaction	Observed Transaction Price	$421.00	N/A	Increase
Private Convertible Preferred Stocks: India	$42,030	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes.

Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of in-kind transactions, net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, wash sale loss deferral, in-kind transactions, and certain corporate actions of a Fund’s investments, including issuer mergers, spin-offs and other reorganization events. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

A fund may elect to defer realized capital, currency, and certain other losses incurred after October 31 within the current taxable year to the following taxable year (“post-October/late year losses”). Such deferred losses are deemed to arise on the first business day of the next taxable year.

For the year ended December 31, 2025, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of in-kind transactions and net investment losses. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/ (Losses)	Paid-In Capital
Baron Partners Fund	$(688,993,780)	$688,993,780
Baron Focused Growth Fund	9,854,949	(9,854,949)
Baron International Growth Fund	—	—
Baron Real Estate Fund	(90,271,508)	90,271,508
Baron Emerging Markets Fund	—	—
Baron Global Opportunity Fund	(64,289,293)	64,289,293
Baron Real Estate Income Fund	(5,515,346)	5,515,346
Baron Health Care Fund	522,868	(522,868)
Baron India Fund	3,592	(3,592)

Baron Select Funds	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of December 31, 2025, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$2,351,100,172	$1,721,409,267	$201,565,711	$1,775,566,757	$2,384,133,408

Gross tax unrealized appreciation	8,587,966,963	1,644,342,013	126,706,221	526,188,754	1,324,755,144
Gross tax unrealized depreciation	(60,435,519)	(41,185,820)	(8,606,671)	(10,504,688)	(188,907,142)

Net tax unrealized appreciation (depreciation)	8,527,531,444	1,603,156,193	118,099,550	515,684,066	1,135,848,002

	Baron Global Opportunity Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund
Cost of investments	$385,736,624	$213,923,855	$91,318,840	$23,113,236

Gross tax unrealized appreciation	408,389,322	38,138,491	47,196,609	1,739,380
Gross tax unrealized depreciation	(58,992,426)	(3,138,181)	(716,016)	(704,379)

Net tax unrealized appreciation (depreciation)	349,396,896	35,000,310	46,480,593	1,035,001

As of December 31, 2025, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Undistributed (accumulated) net investment income (loss)	$—	$—	$1,097,899	$—	$—
Undistributed (accumulated) net realized gain (loss)	107,413,195	—	—	—	—
Non-deductible interest expense	(63,304,100)	—	—	—	—
Qualified late year loss deferral	—	—	—	(29,886,686)	(30,503,988)
Capital loss carryforwards	—	(167,235,315)	(25,046,454)	—	(471,994,701)
Net tax unrealized appreciation (depreciation) on investments	8,527,531,444	1,603,156,193	118,099,550	515,684,066	1,135,848,002
Net tax unrealized currency appreciation (depreciation)	—	—	(1,159,357)	(387)	(33,995,974)
Paid-in capital	1,116,158,485	1,982,159,697	233,923,564	1,841,774,798	2,942,440,706

Net Assets	$9,687,799,024	$3,418,080,575	$326,915,202	$2,327,571,791	$3,541,794,045

	Baron Global Opportunity Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund
Undistributed (accumulated) net investment income (loss)	$—	$—	$—	$—
Undistributed (accumulated) net realized gain (loss)	—	—	—	—
Non-deductible interest expense	—	—	—	—
Qualified late year loss deferral	(494,992)	—	—	(69,444)
Capital loss carryforwards	(286,501,828)	(19,336,046)	(25,439,435)	(1,422,074)
Net tax unrealized appreciation (depreciation) on investments	349,396,896	35,000,310	46,480,593	1,035,001
Net tax unrealized currency appreciation (depreciation)	(3,771,626)	(53)	—	(226,954)
Paid-in capital	678,540,910	243,164,606	122,947,728	26,068,344

Net Assets	$737,169,360	$258,828,817	$143,988,886	$25,384,873

At December 31, 2025, the Funds had capital loss carryforwards with no expiration dates as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Short Term	$—	$113,747,726	$25,046,454	$—	$471,994,701

Long Term	$—	$53,487,589	$—	$—	$—

Capital loss carryforward utilized during the year ended December 31, 2025	$—	$—	$32,629,118	$—	$528,057,575

December 31, 2025	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

	Baron Global Opportunity Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund[1]
Short Term	$173,826,902	$19,336,046	$25,439,435	$832,483

Long Term	$112,674,926	$—	$—	$589,591

Capital loss carryforward utilized during the year ended December 31, 2025	$—	$—	$13,177,852	$—

[1]	Future utilization of losses may be subject to limitations under current tax laws.

The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024 was as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024

	Ordinary[1]	Long Term Capital Gain	Return of Capital	Ordinary[1]	Long Term Capital Gain	Return of Capital
Baron Partners Fund	$—	$314,531,391	$—	$—	$60,000,993	$—
Baron Focused Growth Fund	—	—	—	—	—	—
Baron International Growth Fund	3,500,046	—	—	2,828,535	—	286,902
Baron Real Estate Fund	7,079,072	78,561,901	—	7,229,017	278,154	—
Baron Emerging Markets Fund	72,235,442	—	—	29,144,659	—	—
Baron Global Opportunity Fund	1,000,329	—	—	—	—	—
Baron Real Estate Income Fund	4,206,514	—	—	2,415,777	—	—
Baron Health Care Fund	—	—	—	929,635	—	—
Baron India Fund	117,541	—	—	17,245	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2025, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

Baron Select Funds	December 31, 2025

FINANCIAL HIGHLIGHTS

BARON PARTNERS FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Operating expenses (%)	Interest expense (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	210.43	(2.91)	53.75	50.84	0.00	(8.49)	(8.49)	252.78	24.55	1.30	0.61	1.91	(1.44)	3,759.0	5	[3]

2024	159.63	(1.89)	54.29	52.40	0.00	(1.60)	(1.60)	210.43	32.74	1.30	0.94	2.24	(1.22)	3,300.9	1

2023	111.55	(2.52)	50.60	48.08	0.00	0.00	0.00	159.63	43.10	1.30	0.94	2.24	(1.77)	2,959.9	5

2022	199.00	(1.96)	(81.93)	(83.89)	0.00	(3.56)	(3.56)	111.55	(42.56)	1.30	0.39	1.69	(1.29)	2,136.4	6

2021	164.18	(1.98)	52.16	50.18	0.00	(15.36)	(15.36)	199.00	31.39	1.30	0.06	1.36	(1.11)	3,903.2	9

INSTITUTIONAL SHARES

Year Ended December 31,

2025	219.73	(2.49)	56.30	53.81	0.00	(8.49)	(8.49)	265.05	24.86	1.04	0.61	1.65	(1.18)	5,112.6	5	[3]

2024	166.21	(1.55)	56.67	55.12	0.00	(1.60)	(1.60)	219.73	33.08	1.05	0.94	1.99	(0.95)	4,112.0	1

2023	115.85	(2.25)	52.61	50.36	0.00	0.00	0.00	166.21	43.47	1.04	0.95	1.99	(1.52)	3,464.4	5

2022	205.95	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.85	(42.41)	1.04	0.40	1.44	(1.04)	2,329.7	6

2021	169.04	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.95	31.73	1.05	0.06	1.11	(0.86)	4,126.7	9

R6 SHARES

Year Ended December 31,

2025	219.68	(2.50)	56.30	53.80	0.00	(8.49)	(8.49)	264.99	24.86	1.04	0.61	1.65	(1.18)	816.2	5	[3]

2024	166.18	(1.52)	56.62	55.10	0.00	(1.60)	(1.60)	219.68	33.08	1.05	0.94	1.99	(0.93)	671.8	1

2023	115.84	(2.25)	52.59	50.34	0.00	0.00	0.00	166.18	43.46	1.05	0.94	1.99	(1.52)	520.5	5

2022	205.94	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.84	(42.41)	1.04	0.40	1.44	(1.04)	359.8	6

2021	169.03	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.94	31.73	1.05	0.06	1.11	(0.86)	627.5	9

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Excludes impact of in-kind transactions.

42	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON FOCUSED GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:				Ratios to Average Net Assets				Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	47.21	(0.29)	10.65	10.36	0.00	0.00	0.00	57.57	21.94	1.31	[3]	(0.60)	581.7	8

2024	36.45	(0.11)	10.87	10.76	0.00	0.00	0.00	47.21	29.52	1.31		(0.29)	426.2	6

2023	28.61	(0.19)	8.03	7.84	0.00	0.00	0.00	36.45	27.40	1.32		(0.57)	316.9	6

2022	44.52	(0.26)	(12.14)	(12.40)	0.00	(3.51)	(3.51)	28.61	(28.30)	1.32		(0.74)	174.3	22

2021	43.36	(0.51)	8.59	8.08	0.00	(6.92)	(6.92)	44.52	18.83	1.32	[3]	(1.12)	209.8	45

INSTITUTIONAL SHARES

Year Ended December 31,

2025	49.46	(0.17)	11.18	11.01	0.00	0.00	0.00	60.47	22.26	1.05	[3]	(0.34)	2,319.3	8

2024	38.09	0.00 [4]	11.37	11.37	0.00	0.00	0.00	49.46	29.85	1.05		0.00 [5]	1,261.3	6

2023	29.82	(0.11)	8.38	8.27	0.00	0.00	0.00	38.09	27.73	1.06		(0.31)	690.5	6

2022	46.09	(0.16)	(12.60)	(12.76)	0.00	(3.51)	(3.51)	29.82	(28.11)	1.06		(0.45)	300.3	22

2021	44.56	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.09	19.16	1.05	[3]	(0.85)	307.8	45

R6 SHARES

Year Ended December 31,

2025	49.50	(0.18)	11.20	11.02	0.00	0.00	0.00	60.52	22.26	1.05	[3]	(0.34)	517.1	8

2024	38.12	(0.01)	11.39	11.38	0.00	0.00	0.00	49.50	29.85	1.05		(0.03)	427.2	6

2023	29.84	(0.11)	8.39	8.28	0.00	0.00	0.00	38.12	27.75	1.06		(0.32)	328.3	6

2022	46.12	(0.17)	(12.60)	(12.77)	0.00	(3.51)	(3.51)	29.84	(28.11)	1.05		(0.48)	252.9	22

2021	44.59	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.12	19.15	1.05	[3]	(0.86)	320.6	45

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Includes interest expense of less than 0.01%.
[4]	Less than $0.01 per share.
[5]	Less than 0.01%.

See Notes to Financial Statements.	43

Baron Select Funds	December 31, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON INTERNATIONAL GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:				Less distributions to shareholders from:					Ratios to Average Net Assets:								Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of Capital ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	26.29	0.26	[3]	5.21	5.47	(0.27)	0.00	0.00	(0.27)	31.49	20.81	[4]	1.26	[3]	1.21	[3]	0.89	[3]	59.1	31

2024	25.45	0.09		0.96	1.05	(0.19)	0.00	(0.02)	(0.21)	26.29	4.11	[4]	1.31		1.21		0.34		79.4	24

2023	23.80	0.10		1.64	1.74	(0.09)	0.00	0.00	(0.09)	25.45	7.33	[4]	1.26		1.20		0.40		76.0	33

2022	33.29	0.02		(9.21)	(9.19)	0.00	(0.30)	0.00	(0.30)	23.80	(27.47)[4]		1.26		1.20		0.06		66.8	47

2021	31.97	(0.11)		3.18	3.07	(0.63)	(1.12)	0.00	(1.75)	33.29	9.64	[4]	1.23		1.20		(0.33)		100.2	36

INSTITUTIONAL SHARES

Year Ended December 31,

2025	26.84	0.34	[3]	5.33	5.67	(0.37)	0.00	0.00	(0.37)	32.14	21.16	[4]	0.99	[3]	0.96	[3]	1.11	[3]	255.4	31

2024	25.98	0.16		0.98	1.14	(0.25)	0.00	(0.03)	(0.28)	26.84	4.35	[4]	1.04		0.96		0.58		223.1	24

2023	24.29	0.16		1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.98	7.60	[4]	0.98		0.95		0.64		314.6	33

2022	33.88	0.08		(9.37)	(9.29)	0.00	(0.30)	0.00	(0.30)	24.29	(27.29)[4]		0.99		0.95		0.30		303.7	47

2021	32.51	(0.02)		3.22	3.20	(0.71)	(1.12)	0.00	(1.83)	33.88	9.88	[4]	0.96		0.95		(0.05)		497.2	36

R6 SHARES

Year Ended December 31,

2025	26.83	0.31	[3]	5.34	5.65	(0.37)	0.00	0.00	(0.37)	32.11	21.09	[4]	0.99	[3]	0.96	[3]	1.04	[3]	12.4	31

2024	25.97	0.08		1.06	1.14	(0.25)	0.00	(0.03)	(0.28)	26.83	4.35	[4]	1.01		0.95		0.31		18.7	24

2023	24.28	0.16		1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.97	7.61	[4]	0.98		0.95		0.64		121.4	33

2022	33.86	0.08		(9.36)	(9.28)	0.00	(0.30)	0.00	(0.30)	24.28	(27.28)[4]		0.99		0.95		0.31		112.2	47

2021	32.49	(0.03)		3.23	3.20	(0.71)	(1.12)	0.00	(1.83)	33.86	9.89	[4]	0.96		0.95		(0.10)		160.3	36

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

For the year ended December 31, 2025, the Fund received European Union (EU) tax reclaims and incurred the related fees. Had these EU tax reclaims not been received, the Net Investment Income (loss) Per Share, Net Investment Income (loss) Ratio, Gross Expense Ratio, and Net Expense Ratio of each class would have been reduced by $0.14, 0.45%, 0.01%, 0.01%, respectively.

[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.

44	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON REAL ESTATE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:				Less distributions to shareholders from:					Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	38.89	0.03		1.91	1.94	(0.04)	(1.40)	(1.44)	39.39	4.92	1.32	[4]	0.07		378.6	70	[3]

2024	34.72	0.00	[4]	4.23	4.23	(0.06)	0.00	(0.06)	38.89	12.19	1.31		0.01		401.9	77

2023	27.86	0.08		6.80	6.88	(0.02)	0.00	(0.02)	34.72	24.70	1.31		0.25		381.4	58

2022	40.24	0.00	[5]	(11.56)	(11.56)	(0.02)	(0.80)	(0.82)	27.86	(28.61)	1.33		0.00	[6]	322.0	113

2021	35.21	(0.10)		8.42	8.32	0.00	(3.29)	(3.29)	40.24	24.03	1.31		(0.26)		514.8	64

INSTITUTIONAL SHARES

Year Ended December 31,

2025	40.05	0.13		1.97	2.10	(0.14)	(1.40)	(1.54)	40.61	5.19	1.05		0.33		1,898.7	70	[3]

2024	35.75	0.10		4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46	1.05		0.27		1,705.4	77

2023	28.73	0.16		7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06		0.51		1,319.1	58

2022	41.36	0.08		(11.89)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07		0.25		928.7	113

2021	36.02	0.01		8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05		0.04		1,490.8	64

R6 SHARES

Year Ended December 31,

2025	40.05	0.12		1.98	2.10	(0.14)	(1.40)	(1.54)	40.61	5.19	1.05		0.32		50.3	70	[3]

2024	35.75	0.10		4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46	1.05		0.27		48.4	77

2023	28.73	0.16		7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06		0.52		40.1	58

2022	41.36	0.09		(11.90)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07		0.29		25.7	113

2021	36.02	0.01		8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05		0.02		33.3	64

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Excludes impact of in-kind transactions.
[4]	Total expenses were 1.31% after adjusting for certain transfer agency credits.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.

See Notes to Financial Statements.	45

Baron Select Funds	December 31, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON EMERGING MARKETS FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of capital ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	14.92	(0.01)	4.44	4.43	(0.34)	0.00	0.00	(0.34)	19.01	29.77	1.38	[3]	(0.08)	193.7	39

2024	13.93	(0.00)[5]	1.07	1.07	(0.08)	0.00	0.00	(0.08)	14.92	7.63	1.37		(0.03)	192.3	37

2023	12.96	0.04	0.99	1.03	(0.06)	0.00	0.00	(0.06)	13.93	7.95	1.37		0.26	253.2	33

2022	17.51	(0.01)	(4.54)	(4.55)	0.00	0.00	0.00	0.00	12.96	(25.99)	1.38		(0.07)	283.7	44

2021	18.97	(0.09)	(1.09)	(1.18)	(0.28)	0.00	(0.00)[3]	(0.28)	17.51	(6.26)	1.33		(0.46)	462.6	33

INSTITUTIONAL SHARES

Year Ended December 31,

2025	15.01	0.04	4.47	4.51	(0.39)	0.00	0.00	(0.39)	19.13	30.14	1.12	[3,4]	0.20	3,341.6	39

2024	14.02	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.01	7.90	1.11		0.23	3,416.5	37

2023	13.04	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.02	8.29	1.11		0.52	4,279.6	33

2022	17.58	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.04	(25.82)	1.12		0.20	4,473.6	44

2021	19.06	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[3]	(0.33)	17.58	(6.07)	1.08		(0.22)	8,408.8	33

R6 SHARES

Year Ended December 31,

2025	15.02	0.02	4.49	4.51	(0.39)	0.00	0.00	(0.39)	19.14	30.12	1.12	[3]	0.14	6.5	39

2024	14.03	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.02	7.89	1.11		0.22	9.1	37

2023	13.05	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.03	8.27	1.11		0.50	8.2	33

2022	17.59	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.05	(25.81)	1.13		0.20	10.4	44

2021	19.07	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[3]	(0.33)	17.59	(6.07)	1.08		(0.21)	17.4	33

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Includes interest expense of less than 0.01%.
[4]	Total expenses were 1.11% after adjusting for certain transfer agency credits.
[5]	Less than $0.01 per share.

46	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON GLOBAL OPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	38.71	(0.42)	11.04	10.62	0.00	0.00	0.00	49.33	27.43	[3]	1.21	[4,5]	1.15	[5]	(0.99)	197.0	9	[6]

2024	30.70	(0.37)	8.38	8.01	0.00	0.00	0.00	38.71	26.09	[3]	1.22	[7]	1.16	[7]	(1.11)	178.1	8

2023	24.51	(0.30)	6.49	6.19	0.00	0.00	0.00	30.70	25.26	[3]	1.21	[7]	1.16	[7]	(1.11)	205.5	2

2022	51.65	(0.37)	(26.27)	(26.64)	0.00	(0.50)	(0.50)	24.51	(51.69)[3,8]		1.20	[7]	1.15	[7]	(1.14)	223.3	12

2021	51.34	(0.62)	0.93	0.31	0.00	0.00	0.00	51.65	0.60	[3,9]	1.15	[5]	1.15	[5]	(1.14)	786.3	24

INSTITUTIONAL SHARES

Year Ended December 31,

2025	39.81	(0.32)	11.28	10.96	(0.10)	0.00	(0.10)	50.67	27.53	[3]	0.94	[5]	0.90	[5]	(0.73)	524.5	9	[6]

2024	31.49	(0.29)	8.61	8.32	0.00	0.00	0.00	39.81	26.42	[3]	0.96	[7]	0.91	[7]	(0.86)	399.4	8

2023	25.08	(0.24)	6.65	6.41	0.00	0.00	0.00	31.49	25.56	[3]	0.95	[7]	0.91	[7]	(0.86)	470.0	2

2022	52.70	(0.30)	(26.82)	(27.12)	0.00	(0.50)	(0.50)	25.08	(51.57)[3,8]		0.94	[5]	0.90	[5]	(0.89)	538.1	12

2021	52.25	(0.49)	0.94	0.45	0.00	0.00	0.00	52.70	0.86	[3,9]	0.90	[5]	0.90	[5]	(0.89)	1,803.3	24

R6 SHARES

Year Ended December 31,

2025	39.83	(0.32)	11.38	11.06	(0.10)	0.00	(0.10)	50.79	27.76	[3]	0.94	[5]	0.90	[5]	(0.73)	15.7	9	[6]

2024	31.51	(0.29)	8.61	8.32	0.00	0.00	0.00	39.83	26.40	[3]	0.96	[7]	0.91	[7]	(0.86)	12.0	8

2023	25.09	(0.24)	6.66	6.42	0.00	0.00	0.00	31.51	25.59	[3]	0.95	[7]	0.91	[7]	(0.86)	10.3	2

2022	52.73	(0.29)	(26.85)	(27.14)	0.00	(0.50)	(0.50)	25.09	(51.58)[3,8]		0.95	[10]	0.90	[10]	(0.89)	9.3	12

2021	52.28	(0.50)	0.95	0.45	0.00	0.00	0.00	52.73	0.86	[3,9]	0.90	[5]	0.90	[5]	(0.89)	18.4	24

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Gross expenses were 1.20% after adjusting for certain transfer agency credits.
[5]	Includes interest expense of less than 0.01%.
[6]	Excludes impact of in-kind transactions.
[7]	Includes interest expense of 0.01%.
[8]

The Adviser made a voluntary payment to the Fund in the amount of $82,890 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[9]

The Adviser made voluntary payments to the Fund in the amount of $162,538 to compensate the Fund for losses incurred due to valuation errors. The impact of these payments increased the Fund’s total return by less than 0.01%.

[10]	Includes interest expense of 0.02%.

See Notes to Financial Statements.	47

Baron Select Funds	December 31, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON REAL ESTATE INCOME FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:			Ratios to Average Net Assets:								Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	16.59	0.23	0.33	0.56	(0.25)	0.00	(0.25)	16.90	3.41	[3]	1.23	[4]	1.05		1.37	20.4	122	[6]

2024	14.35	0.20	2.24	2.44	(0.20)	0.00	(0.20)	16.59	17.16	[3]	1.27		1.05		1.34	16.1	131

2023	12.71	0.21	1.69	1.90	(0.26)	0.00	(0.26)	14.35	15.19	[3]	1.32		1.05		1.62	13.8	110

2022	17.90	0.17	(5.10)	(4.93)	(0.17)	(0.09)	(0.26)	12.71	(27.61)[3]		1.32	[5]	1.05	[5]	1.13	13.3	185	[7]

2021	14.08	0.15	3.93	4.08	(0.19)	(0.07)	(0.26)	17.90	29.08	[3]	1.42	[5]	1.05	[5]	0.94	17.9	97

INSTITUTIONAL SHARES

Year Ended December 31,

2025	16.79	0.28	0.34	0.62	(0.29)	0.00	(0.29)	17.12	3.74	[3]	0.88		0.80		1.65	229.0	122	[6]

2024	14.53	0.24	2.26	2.50	(0.24)	0.00	(0.24)	16.79	17.36	[3]	0.90		0.80		1.60	160.6	131

2023	12.85	0.27	1.69	1.96	(0.28)	0.00	(0.28)	14.53	15.51	[3]	0.96		0.80		2.00	132.7	110

2022	18.05	0.20	(5.14)	(4.94)	(0.17)	(0.09)	(0.26)	12.85	(27.43)[3]		0.96	[5]	0.80	[5]	1.31	63.4	185	[7]

2021	14.15	0.18	3.98	4.16	(0.19)	(0.07)	(0.26)	18.05	29.51	[3]	1.08	[5]	0.80	[5]	1.11	113.7	97

R6 SHARES

Year Ended December 31,

2025	16.77	0.27	0.35	0.62	(0.29)	0.00	(0.29)	17.10	3.74	[3]	0.88		0.80		1.61	9.4	122	[6]

2024	14.51	0.26	2.24	2.50	(0.24)	0.00	(0.24)	16.77	17.39	[3]	0.90		0.80		1.70	6.8	131

2023	12.84	0.28	1.67	1.95	(0.28)	0.00	(0.28)	14.51	15.44	[3]	0.97		0.80		2.12	1.6	110

2022	18.03	0.21	(5.14)	(4.93)	(0.17)	(0.09)	(0.26)	12.84	(27.41)[3]		0.97	[5]	0.80	[5]	1.38	0.6	185	[7]

2021	14.14	0.16	3.99	4.15	(0.19)	(0.07)	(0.26)	18.03	29.46	[3]	1.08	[5]	0.80	[5]	1.01	0.9	97

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Gross expenses were 1.22% after adjusting for certain transfer agency credits.
[5]	Includes interest expense of less than 0.01%.
[6]	Excludes impact of in-kind transactions.
[7]	Increased market volatility and large net capital stock outflows caused an increase in the Fund’s portfolio turnover rate in 2022 beyond historical levels.

48	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON HEALTH CARE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:				Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

Retail Shares

Year Ended December 31,

2025	18.98	(0.09)	1.99	1.90	0.00	0.00	0.00	20.88	10.01	[3]	1.27	[4]	1.10	(0.50)	28.1	74

2024	18.78	(0.08)	0.32	0.24	(0.04)	0.00	(0.04)	18.98	1.25	[3]	1.18		1.10	(0.42)	36.5	49

2023	17.69	(0.04)	1.13	1.09	0.00	0.00	0.00	18.78	6.16	[3]	1.20		1.10	(0.22)	49.8	52

2022	21.34	(0.06)	(3.59)	(3.65)	0.00	0.00	0.00	17.69	(17.10)[3]		1.21		1.10	(0.31)	55.0	72

2021	18.75	(0.17)	3.06	2.89	0.00	(0.30)	(0.30)	21.34	15.46	[3]	1.17		1.10	(0.82)	76.3	55

Institutional Shares

Year Ended December 31,

2025	19.26	(0.05)	2.03	1.98	0.00	0.00	0.00	21.24	10.28	[3]	0.95	[5]	0.85	(0.26)	102.6	74

2024	19.05	(0.03)	0.33	0.30	(0.09)	0.00	(0.09)	19.26	1.55	[3]	0.87		0.85	(0.17)	143.1	49

2023	17.91	0.01	1.13	1.14	0.00	0.00	0.00	19.05	6.37	[3]	0.88		0.85	0.03	154.7	52

2022	21.54	(0.01)	(3.62)	(3.63)	0.00	0.00	0.00	17.91	(16.85)[3]		0.90		0.85	(0.05)	149.3	72

2021	18.88	(0.12)	3.08	2.96	0.00	(0.30)	(0.30)	21.54	15.72	[3]	0.89		0.85	(0.57)	172.4	55

R6 Shares

Year Ended December 31,

2025	19.25	(0.05)	2.03	1.98	0.00	0.00	0.00	21.23	10.29	[3]	0.94		0.85	(0.26)	13.3	74

2024	19.05	(0.03)	0.32	0.29	(0.09)	0.00	(0.09)	19.25	1.50	[3]	0.87		0.85	(0.14)	13.8	49

2023	17.90	0.01	1.14	1.15	0.00	0.00	0.00	19.05	6.42	[3]	0.88		0.85	0.03	5.9	52

2022	21.54	(0.01)	(3.63)	(3.64)	0.00	0.00	0.00	17.90	(16.90)[3]		0.89		0.85	(0.05)	5.7	72

2021	18.87	(0.12)	3.09	2.97	0.00	(0.30)	(0.30)	21.54	15.79	[3]	0.89		0.85	(0.57)	6.5	55

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Gross expenses were 1.25% after adjusting for certain transfer agency credits.
[5]	Gross expenses were 0.94% after adjusting for certain transfer agency credits.

See Notes to Financial Statements.	49

Baron Select Funds	December 31, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON INDIA FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:				Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)		Portfolio turnover rate (%)

Retail Shares

Year Ended December 31,

2025	9.17	(0.06)	0.00 [10]	(0.06)	(0.03)	0.00	(0.03)	9.08	(0.63)[3]		3.02	[4]	1.45		(0.64)	5.7		35

2024	7.81	(0.04)	1.41	1.37	(0.01)	0.00	(0.01)	9.17	17.55	[3]	7.96		1.45		(0.43)	2.0		94

2023	7.40	0.00	0.41	0.41	0.00	0.00	0.00	7.81	5.54	[3]	7.37		1.45		(0.05)	1.0		48

2022	10.17	(0.05)	(2.72)	(2.77)	0.00	0.00	0.00	7.40	(27.24)[3]		8.96		1.45		(0.58)	0.9		56

2021[5]	10.00	(0.05)	0.22	0.17	0.00	0.00	0.00	10.17	1.70	[3,6]	10.06	[7,8]	1.45	[7,8]	(1.25)[7]	1.3		14	[6]

Institutional Shares

Year Ended December 31,

2025	9.23	(0.04)	0.01	(0.03)	(0.05)	0.00	(0.05)	9.15	(0.34)[3]		2.30		1.20		(0.46)	17.4		35

2024	7.86	(0.02)	1.42	1.40	(0.03)	0.00	(0.03)	9.23	17.75	[3]	6.86		1.20		(0.20)	4.5		94

2023	7.43	0.03	0.40	0.43	0.00	0.00	0.00	7.86	5.79	[3]	6.93		1.20		0.35	1.5		48

2022	10.17	(0.03)	(2.71)	(2.74)	0.00	0.00	0.00	7.43	(26.94)[3]		7.22		1.20		(0.33)	2.7		56

2021[5]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,6]	8.59	[7,8]	1.20	[7,8]	(1.00)[7]	3.2		14	[6]

R6 Shares

Year Ended December 31,

2025	9.24	(0.03)	0.00 [10]	(0.03)	(0.05)	0.00	(0.05)	9.16	(0.34)[3]		2.57		1.20		(0.37)	2.3		35

2024	7.86	(0.01)	1.42	1.41	(0.03)	0.00	(0.03)	9.24	17.87	[3]	6.58		1.20		(0.12)	2.3		94

2023	7.44	0.01	0.41	0.42	0.00	0.00	0.00	7.86	5.65	[3]	6.21		1.20		0.07	1.8		48

2022	10.17	(0.03)	(2.70)	(2.73)	0.00	0.00	0.00	7.44	(26.84)[3]		7.95		1.20		(0.42)	0.1		56

2021[5]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,6]	8.10	[7,8]	1.20	[7,8]	(0.99)[7]	0.0	[9]	14	[6]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Gross expenses were 2.99% after adjusting for certain transfer agency credits.
[5]	For the period July 30, 2021 (commencement of operations) to December 31, 2021.
[6]	Not Annualized.
[7]	Annualized.
[8]	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2021.
[9]	Amount represents less than $50,000.
[10]	Less than $0.01 per share.

50	See Notes to Financial Statements.

December 31, 2025	Baron Select Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Baron Select Funds and Shareholders of Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund and Baron India Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund and Baron India Fund (nine of the funds constituting Baron Select Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and, for Baron Partners Fund, of cash flows for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations and, for Baron Partners Fund, its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

Baron Select Funds	December 31, 2025

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended December 31, 2025 are listed below.

During the fiscal year ended December 31, 2025, the Funds’ distributions to shareholders included.

Fund	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]	Return of Capital

Baron Partners Fund	$—	$314,531,391	$—

Baron Focused Growth Fund	—	—	—

Baron International Growth Fund	3,500,046	—	—

Baron Real Estate Fund	7,079,072	78,561,901	—

Baron Emerging Markets Fund	72,235,442	—	—

Baron Global Advantage Fund	1,000,329	—	—

Baron Real Estate Income Fund	4,206,514	—	—

Baron Health Care Fund	—	—	—

Baron India Fund	117,541	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to the Tax Cut and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, and Baron India Fund, 100.00%, 100.00%, 36.19%, 49.84%, 18.47% and 51.95%, respectively, is qualified dividend income subject to a reduced tax rate. Of the total ordinary income distributions paid by these Funds, 0.89%, 100.00%, 0.00%, 1.43%, 10.28%, and 0.00%, respectively, qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. The information necessary to complete your income tax return for the calendar year ended December 31, 2025 will be listed on the Form 1099-DIV, which was mailed to you in January/February 2026.

December 31, 2025	Baron Select Funds

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

RESULTS OF MEETING(S) OF SHAREHOLDERS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

FOR THE PERIOD COVERED BY THIS REPORT

Refer to the financial statements included herein.

ANNUAL SELECT 12/31/2025

December 31, 2025

Baron Funds

Baron WealthBuilder Fund

Annual Financial Statements and Other Important Information

DEAR BARON WEALTHBUILDER FUND SHAREHOLDER:

In this report, you will find audited financial statements and other important information for Baron WealthBuilder Fund (the Fund) for the year ended December 31, 2025.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer February 27, 2026	Patrick M. Patalino Chief Operating Officer February 27, 2026	Christopher Snively Chief Financial Officer and Treasurer February 27, 2026

These Annual Financial Statements are for the Baron WealthBuilder Fund. If you are interested in the other series of Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, and Baron India Fund, Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, or Baron ETF Trust, which contains Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, and Baron Technology ETF, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the Securities and Exchange Commission’s (SEC) website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolio of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund, unless accompanied or preceded by the Fund’s current prospectus or summary prospectus.

Baron WealthBuilder Fund	December 31, 2025

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Shares		Cost	Value
Affiliated Mutual Funds (94.71%)

Small Cap (28.64%)
710,142	Baron Discovery Fund — Institutional Shares	$17,049,594	$25,664,543
1,004,219	Baron Growth Fund — Institutional Shares	87,489,856	68,768,895
2,172,114	Baron Small Cap Fund — Institutional Shares	68,348,713	65,684,727

Total Small Cap		172,888,163	160,118,165

Small/Mid Cap (7.47%)
690,381	Baron Focused Growth Fund — Institutional Shares	20,123,732	41,747,323

Mid Cap (9.60%)
559,158	Baron Asset Fund — Institutional Shares	49,397,930	53,695,909

Large Cap (8.22%)
670,649	Baron Durable Advantage Fund — Institutional Shares	10,570,360	22,372,852
350,072	Baron Fifth Avenue Growth Fund — Institutional Shares	10,904,773	23,587,881

Total Large Cap		21,475,133	45,960,733

All Cap (19.20%)
402,470	Baron Opportunity Fund — Institutional Shares	8,915,125	23,395,596
316,671	Baron Partners Fund — Institutional Shares	19,699,202	83,933,690

Total All Cap		28,614,327	107,329,286

Non-U.S./Global (10.44%)
841,928	Baron Emerging Markets Fund — Institutional Shares	11,399,018	16,106,082
489,198	Baron Global Opportunity Fund — Institutional Shares	12,853,378	24,787,642
543,969	Baron International Growth Fund — Institutional Shares	14,012,465	17,483,156

Total Non-U.S./Global		38,264,861	58,376,880

Sector (11.14%)
775,854	Baron Health Care Fund — Institutional Shares	13,595,125	16,479,144
810,295	Baron Real Estate Fund — Institutional Shares	26,207,201	32,906,077
753,863	Baron Real Estate Income Fund — Institutional Shares	11,731,329	12,906,141

Total Sector		51,533,655	62,291,362

Total Affiliated Mutual Funds (94.71%)		382,297,801	529,519,658

Affiliated Exchange-Traded Funds (5.31%)
520,005	Baron Financials ETF	9,525,079	12,946,669
462,000	Baron SMID Cap ETF	11,321,310	11,171,160
222,000	Baron Technology ETF	5,635,470	5,576,329

Total Affiliated Exchange-Traded Funds		26,481,859	29,694,158

Total Investments in Affiliated Funds (100.02%)		$408,779,660	559,213,816

Liabilities Less Cash and Other Assets (-0.02%)			(126,419)

Net Assets			$559,087,397

%	Represents percentage of net assets.

All Funds are Level 1, see footnote 5f for dividend income and other distributions.

2	See Notes to Financial Statements.

December 31, 2025	Baron WealthBuilder Fund

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

Baron WealthBuilder Fund
Assets:
Investments in Affiliated Funds, at value*	$559,213,816
Receivable for capital shares sold	96,269
Prepaid expenses	752

559,310,837

Liabilities:
Due to custodian bank	33,957
Payable for securities purchased	36,071
Payable for capital shares redeemed	33,436
Distribution fees payable (Note 5)	753
Other accrued expenses and other payables	119,223

223,440

Net Assets	$559,087,397

Net Assets consist of:
Paid-in capital	$417,561,231
Distributable earnings (losses)	141,526,166

Net Assets	$559,087,397

Retail Shares:
Net Assets	$83,835,659
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,935,598

Net Asset Value Per Share	$21.30

TA Shares:
Net Assets	$58,533,321
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,699,041

Net Asset Value Per Share	$21.69

Institutional Shares:
Net Assets	$416,718,417
Shares Outstanding ($0.01 par value; indefinite shares authorized)	19,208,040

Net Asset Value Per Share	$21.69

*Investments in Affiliated Funds, at cost	$408,779,660

See Notes to Financial Statements.	3

Baron WealthBuilder Fund	December 31, 2025

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025
Investment income (loss):
Income:
Dividends from Affiliated Funds	$1,471,692
Interest	2,358

Total income	1,474,050

Expenses:
Distribution fees — Retail Shares (Note 5)	210,443
Shareholder servicing agent fees and expenses — Retail Shares	6,087
Shareholder servicing agent fees and expenses — TA Shares	3,608
Shareholder servicing agent fees and expenses — Institutional Shares	28,740
Reports to shareholders	59,818
Registration and filing fees	61,824
Custodian and fund accounting fees	31,232
Trustee fees and expenses (Note 5)	30,939
Administration fees	60,671
Insurance expense	7,924
Line of credit fees	1,184
Professional fees	76,732
Miscellaneous expenses	2,828

Total operating expenses	582,030
Expenses reimbursed — Retail Shares (Note 5)	(15,481)
Expenses reimbursed — TA Shares (Note 5)	(10,029)
Expenses reimbursed — Institutional Shares (Note 5)	(73,204)

Total net expenses	483,316

Net investment income (loss)	990,734

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on Affiliated Funds	14,051,469
Capital gain distribution received from Affiliated Funds	28,109,757
Change in net unrealized appreciation (depreciation) of Affiliated Funds	7,556,329

Net gain (loss) on investments	49,717,555

Net increase (decrease) in net assets resulting from operations	$50,708,289

4	See Notes to Financial Statements.

December 31, 2025	Baron WealthBuilder Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Baron WealthBuilder Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$990,734	$199,098
Net realized gain (loss)	42,161,226	23,642,920
Change in net unrealized appreciation (depreciation)	7,556,329	70,914,899

Increase (decrease) in net assets resulting from operations	50,708,289	94,756,917

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(6,053,710)	—
Distributable earnings —TA Shares	(4,216,561)	(14,359)
Distributable earnings — Institutional Shares	(30,489,989)	(100,334)

Decrease in net assets from distributions to shareholders	(40,760,260)	(114,693)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	6,234,197	10,511,830
Proceeds from the sale of shares — TA Shares	2,180,895	4,357,840
Proceeds from the sale of shares — Institutional Shares	26,837,325	31,583,077
Net asset value of shares issued in reinvestment of distributions — Retail Shares	5,992,385	—
Net asset value of shares issued in reinvestment of distributions — TA Shares	4,161,952	14,166
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	29,505,985	96,603
Cost of shares redeemed — Retail Shares	(21,231,321)	(29,289,690)
Cost of shares redeemed — TA Shares	(8,991,806)	(3,135,350)
Cost of shares redeemed — Institutional Shares	(68,028,158)	(83,821,255)

Increase (decrease) in net assets derived from capital share transactions	(23,338,546)	(69,682,779)

Net increase (decrease) in net assets	(13,390,517)	24,959,445

Net Assets:
Beginning of year	572,477,914	547,518,469

End of year	$559,087,397	$572,477,914

Capital share transactions — Retail Shares
Shares sold	304,058	562,424
Shares issued in reinvestment of distributions	280,324	—
Shares redeemed	(1,028,992)	(1,577,678)

Net increase (decrease)	(444,610)	(1,015,254)

Capital share transactions — TA Shares
Shares sold	102,440	231,271
Shares issued in reinvestment of dividends	191,285	711
Shares redeemed	(441,026)	(159,650)

Net increase (decrease)	(147,301)	72,332

Capital share transactions — Institutional Shares
Shares sold	1,271,505	1,688,346
Shares issued in reinvestment of distributions	1,355,508	4,845
Shares redeemed	(3,273,774)	(4,411,732)

Net increase (decrease)	(646,761)	(2,718,541)

See Notes to Financial Statements.	5

Baron WealthBuilder Fund	December 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 10 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds and affiliated exchange-traded funds (ETFs and collectively, the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and sector stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at BaronCapitalGroup.com.

The Fund offers Retail Shares, TA Shares, and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Investments in the Underlying Funds are valued at their closing NAV per share for mutual funds and at their last sale price on exchange for exchange traded funds on the day of valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income and capital gain distributions from the Underlying Funds are

6

December 31, 2025	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends received from Underlying Funds are reflected as dividend income; capital gain distributions are reflected as realized gains.

d) Expense Allocation. The Fund is charged for those expenses directly attributable to the Fund, such as distribution and transfer agency fees. Expenses that are not directly attributable to the Fund are typically allocated among the funds in the Trust and Baron Investment Funds Trust (collectively, the Fund Complex) in proportion to their respective net assets. The Fund accrues distribution and service (12b-1) fees to Retail Shares.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because Underlying Funds have varied expenses and fee levels and the Fund may own different proportion of Underlying Funds at different times, the amount of acquired fund fees and expenses incurred indirectly by the Fund will vary.

e) Single Issuer and Common CEO Risk. Single issuer risk is the possibility that factors specific to an issuer to which an Underlying Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Underlying Fund. Due to the size of Baron Partners Fund’s investments in Space Exploration Technologies Corp. (Space X) and Tesla, Inc. (Tesla), 32% and 30%, respectively, of Baron Partners Fund’s net assets as of December 31, 2025, the NAV of Baron Partners Fund will be materially impacted by the price of these securities. The Fund’s indirect proportionate ownership of Space X is $49,057,798, which represents 8.8% of the Fund’s net assets, and Tesla is $31,661,379, which represents 5.7% of the Fund’s net assets as of December 31, 2025. The Underlying Funds may invest in different companies which have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Fund may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, certain Underlying Funds have made investments in Space Exploration Technologies Corp., X.AI Holdings Corp., Tesla, and Neuralink Corp. The Chief Executive Officer of each is Elon Musk. The Fund’s indirect proportionate ownership of these companies is $88,522,869, which represents 15.8% of the Fund’s net assets as of December 31, 2025. As such, the Fund may be considered to be exposed to the risk of success of Mr. Musk. The financial statements of the Underlying Funds are available at BaronCapitalGroup.com.

f) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of an Underlying Fund’s investments, combined with an Underlying Fund’s non-diversified portfolio, may result in an Underlying Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Underlying Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, an Underlying Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investments in Space X and Tesla, which represent about 62% of Baron Partners Fund’s net assets as of December 31, 2025, Baron Partners Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. The Fund will not be subject to federal or state income taxes to the extent that it qualifies as regulated investment companies and substantially all of its income is distributed.

j) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, short-term capital gain distributions, and wash sale losses deferred. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund, if not distributed. The Fund intends to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k) Commitments and Contingencies. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

l) Segment Reporting. The Adviser’s Management Committee acts as the Fund’s chief operating decision maker (CODM), as defined in GAAP, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Financial Statements.

m) Recent Accounting Pronouncements. In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09). Effective for annual periods beginning after December 15, 2024, the amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if a certain quantitative threshold is met. Management has evaluated ASU 2023-09 and has determined that based upon the amount of foreign or U.S. federal, state or local income taxes paid, no additional disclosures are included in these financial statements.

7

Baron WealthBuilder Fund	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Baron WealthBuilder Fund	$60,406,761	$95,424,997

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Fund and the Underlying Funds. The Adviser will not be paid a management fee for performing investment management services for the Fund. However, the Adviser receives management fees for managing the Underlying Funds. See the Underlying Funds’ Prospectuses or Statements of Additional Information for specific fees. The Adviser has contractually agreed to reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, and dividend expenses, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term as follows:

Annual Operating Expense Ratio Cap

Retail Shares	TA Shares	Institutional Shares
0.30%	0.05%	0.05%

The aforementioned reimbursement, if applicable, is not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Fund’s shares. The Fund is authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $50,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Fund has entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Ownership Concentration. As of December 31, 2025 the officers, Trustees and portfolio managers owned, directly or indirectly, 13.59% of the Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to the Fund’s shareholders.

8

December 31, 2025	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

f) Transactions in “Affiliated” Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Shares Held at December 31, 2024	Value at December 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Other Distributions	Shares Held at December 31, 2025	Value at December 31, 2025	% of Net Assets at December 31, 2025
“Affiliated” Company as of December 31, 2025:
Baron Asset Fund*	$570,359	$55,986,404	$5,374,981	$6,315,881	$(332,482)	$(1,017,113)	$—	$5,374,981	559,158	$53,695,909	9.60%
Baron Discovery Fund*	857,172	27,918,099	—	4,877,826	1,968,922	655,348	—	—	710,142	25,664,543	4.59%
Baron Durable Advantage Fund*	684,537	19,591,455	1,405,323	2,119,448	3,214,573	280,949	—	—	670,649	22,372,852	4.00%
Baron Emerging Markets Fund*	996,621	14,959,276	324,980	2,968,329	3,798,725	(8,570)	324,980	—	841,928	16,106,082	2.88%
Baron Fifth Avenue Growth Fund*	443,011	26,266,119	934,643	6,720,358	812,849	2,294,628	—	934,643	350,072	23,587,881	4.22%
Baron Financials ETF†	646,240	15,921,109	—	2,994,018	(196,188)	215,766	—	—	520,005	12,946,669	2.31%
Baron Focused Growth Fund*	842,345	41,662,400	—	7,737,603	6,636,048	1,186,478	—	—	690,381	41,747,323	7.47%
Baron Global Opportunity Fund*	572,645	22,797,003	47,848	3,554,235	4,339,111	1,157,915	47,848	—	489,198	24,787,642	4.43%
Baron Growth Fund*	816,685	78,050,584	21,689,636	8,124,479	(20,061,867)	(2,784,979)	556,156	11,165,467	1,004,219	68,768,895	12.30%
Baron Health Care Fund*	747,514	14,397,113	549,825	—	1,532,206	—	—	—	775,854	16,479,144	2.95%
Baron International Growth Fund*	586,958	15,753,949	200,531	1,317,900	3,193,138	(346,562)	200,531	—	543,969	17,483,156	3.13%
Baron Opportunity Fund*	536,911	27,097,896	941,554	8,008,090	604,549	2,759,687	—	941,554	402,470	23,395,596	4.18%
Baron Partners Fund*	431,208	94,744,922	4,493,809	32,263,035	6,057,896	10,900,098	—	3,169,721	316,671	83,933,690	15.02%
Baron Real Estate Fund*	861,396	34,498,911	1,253,587	3,221,914	529,468	(153,975)	117,095	1,136,492	810,295	32,906,077	5.88%
Baron Real Estate Income Fund*	769,285	12,916,296	225,082	498,498	259,820	3,441	225,082	—	753,863	12,906,141	2.31%
Baron Small Cap Fund*	2,118,619	70,062,718	6,008,182	4,703,383	(4,591,148)	(1,091,642)	—	5,386,899	2,172,114	65,684,727	11.75%
Baron SMID Cap ETF	—	—	11,321,310	—	(150,150)	—	—	—	462,000	11,171,160	2.00%
Baron Technology ETF	—	—	5,635,470	—	(59,141)	—	—	—	222,000	5,576,329	1.00%

		$572,624,254	$60,406,761	$95,424,997	$7,556,329	$14,051,469	$1,471,692	$28,109,757		$559,213,816	100.02%

*	Institutional Shares

†	Reorganized from Baron FinTech Fund in a tax-free exchange. Purchase and sales amounts exclude the amounts related to the reorganization. Beginning shares were adjusted to reflect the reorganization.

6. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund) participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the year ended December 31, 2025, the Fund did not have any borrowings under the line of credit.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the

9

Baron WealthBuilder Fund	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, short-term capital gain distributions, and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences.

As of December 31, 2025, the Fund’s cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

Cost of investments	$427,075,314

Gross tax unrealized appreciation	155,773,209
Gross tax unrealized depreciation	(23,634,707)

Net tax unrealized appreciation (depreciation)	132,138,502

As of December 31, 2025, the components of net assets on a tax basis were as follows:

Undistributed (accumulated) net investment income (loss)	199,017
Undistributed (accumulated) net realized gain (loss)	9,188,647
Net tax unrealized appreciation (depreciation) on investments	132,138,502
Paid-in capital	417,561,231

Net Assets	$559,087,397

The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024 was as follows:

Year Ended December 31, 2025		Year Ended December 31, 2024

Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
$1,183,302	$39,576,958	$114,693	$ —

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Fund is required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Fund’s federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. At December 31, 2025 the Fund did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Fund’s federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

10

December 31, 2025	Baron WealthBuilder Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[3]		Gross expenses (%)[4]		Net expenses (%)[4]		Net investment income (loss) (%)[2]	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2025	20.85	(0.01)	2.06	2.05	0.00 [8]	(1.60)	(1.60)	21.30	9.88	[5]	0.32		0.30		(0.04)	83.9	11

2024	17.60	(0.03)	3.28	3.25	0.00	0.00	0.00	20.85	18.47	[5]	0.33		0.30		(0.17)	91.3	7

2023	14.04	(0.03)	3.59	3.56	0.00	0.00	0.00	17.60	25.36	[5]	0.33		0.30		(0.18)	94.9	7

2022	21.56	(0.04)	(7.02)	(7.06)	(0.08)	(0.38)	(0.46)	14.04	(32.75)[5]		0.34		0.30		(0.27)	76.0	21

2021	19.57	(0.03)	3.21	3.18	0.00	(1.19)	(1.19)	21.56	16.42	[5]	0.33	[6]	0.30	[6]	(0.13)	117.4	0	[7]

TA SHARES

Year Ended December 31,

2025	21.19	0.05	2.10	2.15	(0.05)	(1.60)	(1.65)	21.69	10.21	[5]	0.07		0.05		0.22	58.5	11

2024	17.85	0.02	3.33	3.35	(0.01)	0.00	(0.01)	21.19	18.74	[5]	0.08		0.05		0.08	60.3	7

2023	14.21	0.01	3.64	3.65	(0.01)	0.00	(0.01)	17.85	25.66	[5]	0.08		0.05		0.07	49.5	7

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[5]		0.08		0.05		(0.02)	37.9	21

2021	19.70	0.03	3.22	3.25	(0.00)[8]	(1.19)	(1.19)	21.76	16.70	[5]	0.08	[6]	0.05	[6]	0.12	47.2	0	[7]

INSTITUTIONAL SHARES

Year Ended December 31,

2025	21.20	0.05	2.09	2.14	(0.05)	(1.60)	(1.65)	21.69	10.15	[5]	0.07		0.05		0.22	416.7	11

2024	17.86	0.01	3.34	3.35	(0.01)	0.00	(0.01)	21.20	18.73	[5]	0.08		0.05		0.08	420.9	7

2023	14.21	0.01	3.65	3.66	(0.01)	0.00	(0.01)	17.86	25.73	[5]	0.08		0.05		0.07	403.1	7

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[5]		0.09		0.05		(0.02)	312.5	21

2021	19.70	0.02	3.23	3.25	(0.00)[8]	(1.19)	(1.19)	21.76	16.70	[5]	0.08	[6]	0.05	[6]	0.09	412.2	0	[7]

[1]	Based on average shares outstanding.
[2]	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations by the Underlying Funds.
[3]	Total returns reflect reinvestment of all dividends and distributions, if any.
[4]	Expenses do not include acquired fund fees and expenses of the Underlying Funds.
[5]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[6]	Includes interest expense of less than 0.01%.
[7]	Less than 0.5%.
[8]	Less than $0.01 per share.

See Notes to Financial Statements.	11

Baron WealthBuilder Fund	December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Select Funds and Shareholders of Baron WealthBuilder Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Baron WealthBuilder Fund (one of the funds constituting Baron Select Funds, hereafter referred to as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

12

December 31, 2025	Baron WealthBuilder Fund

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Fund during the year ended December 31, 2025 are listed below.

During the fiscal year ended December 31, 2025, the Fund’s distributions to shareholders included.

	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]

Baron WealthBuilder Fund	$1,183,302	$39,576,958

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to the Tax Cut and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid, 88.58% is qualified dividend income subject to a reduced tax rate and 59.06% qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. The information necessary to complete your income tax return for the calendar year ended December 31, 2025 will be listed on the Form 1099-DIV, which was mailed to you in January 2026.

13

Baron WealthBuilder Fund	December 31, 2025

Changes In and Disagreements with Accountants	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others	For the period covered by this report

Refer to the financial statements included herein.

14

ANNUALWEALTH 12/31/2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: March 3, 2026

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: March 3, 2026